UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Core Plus Fund

December 31, 2011

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

CORPORATE BONDS — 32.4%

AEROSPACE AND DEFENSE — 0.7%
L-3 Communications Corp., 5.20%, 10/15/19(1)	$50,000	$50,785
L-3 Communications Corp., 4.75%, 7/15/20	100,000	98,942
Lockheed Martin Corp., 7.65%, 5/1/16(1)	50,000	61,209
Lockheed Martin Corp., 4.25%, 11/15/19(1)	210,000	223,667
Lockheed Martin Corp., 4.85%, 9/15/41(1)	160,000	162,470
Northrop Grumman Corp., 3.70%, 8/1/14(1)	30,000	31,714
Raytheon Co., 4.40%, 2/15/20(1)	80,000	87,993
Raytheon Co., 3.125%, 10/15/20(1)	90,000	90,839
Triumph Group, Inc., 8.00%, 11/15/17(1)	50,000	53,500
United Technologies Corp., 6.125%, 2/1/19(1)	80,000	98,972
United Technologies Corp., 6.05%, 6/1/36(1)	95,000	120,782
United Technologies Corp., 5.70%, 4/15/40(1)	260,000	321,583

		1,402,456

AUTO COMPONENTS†
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	50,000	54,500

AUTOMOBILES — 1.0%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	150,000	152,160
American Honda Finance Corp., 2.50%, 9/21/15(1)(2)	190,000	193,532
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	180,000	179,184
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	70,000	72,290
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(1)	90,000	93,386
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	230,000	240,059
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	60,000	60,795
Toyota Motor Credit Corp., 1.25%, 11/17/14	1,000,000	1,006,428

		1,997,834

BEVERAGES — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/14(1)	100,000	111,202
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(1)	681,000	883,004
Coca-Cola Co. (The), 1.80%, 9/1/16	130,000	132,407
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(1)	120,000	124,597
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21(1)	110,000	111,798
PepsiCo, Inc., 3.00%, 8/25/21	120,000	124,037
PepsiCo, Inc., 4.875%, 11/1/40(1)	50,000	57,895
Pernod-Ricard SA, 4.45%, 1/15/22(2)	100,000	104,928

		1,649,868

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 5.85%, 6/1/17(1)	90,000	103,646
Amgen, Inc., 3.875%, 11/15/21(1)	100,000	101,076
Gilead Sciences, Inc., 4.40%, 12/1/21(1)	270,000	286,298

		491,020

CAPITAL MARKETS — 0.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20(1)	100,000	107,750
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(1)	343,000	383,768

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Jefferies Group, Inc., 5.125%, 4/13/18	$110,000	$97,900

		589,418

CHEMICALS — 0.5%
Ashland, Inc., 9.125%, 6/1/17(1)	200,000	224,000
CF Industries, Inc., 7.125%, 5/1/20	120,000	142,200
Dow Chemical Co. (The), 5.90%, 2/15/15(1)	180,000	200,463
Dow Chemical Co. (The), 2.50%, 2/15/16(1)	60,000	60,390
Ecolab, Inc., 3.00%, 12/8/16(1)	90,000	93,225
Ecolab, Inc., 4.35%, 12/8/21(1)	150,000	160,443
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(1)	50,000	47,125
Lyondell Chemical Co., 8.00%, 11/1/17	27,000	29,632
Rohm & Haas Co., 5.60%, 3/15/13(1)	20,000	20,903

		978,381

COMMERCIAL BANKS — 1.6%
Bank of America N.A., 5.30%, 3/15/17(1)	100,000	90,311
Barclays Bank plc, 5.00%, 9/22/16(1)	100,000	103,696
BB&T Corp., 5.70%, 4/30/14(1)	20,000	21,894
BB&T Corp., 3.20%, 3/15/16	130,000	135,673
Capital One Financial Corp., 4.75%, 7/15/21	60,000	61,841
Fifth Third Bancorp, 6.25%, 5/1/13(1)	120,000	126,198
Fifth Third Capital Trust IV, 6.50%, 4/15/17(1)	70,000	68,950
HSBC Bank plc, 3.50%, 6/28/15(1)(2)	110,000	110,996
Huntington Bancshares, Inc., 7.00%, 12/15/20(1)	30,000	34,046
JPMorgan Chase Bank N.A., 5.875%, 6/13/16(1)	250,000	270,927
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(1)	140,000	151,833
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	380,000	392,053
National Australia Bank Ltd., 2.75%, 9/28/15(1)(2)	5,000	4,972
PNC Funding Corp., 3.625%, 2/8/15(1)	60,000	63,081
PNC Funding Corp., 4.375%, 8/11/20(1)	50,000	54,140
Royal Bank of Canada, 2.30%, 7/20/16	100,000	101,786
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	180,000	168,958
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(1)	240,000	229,217
SunTrust Banks, Inc., 3.60%, 4/15/16(1)	33,000	33,645
Toronto-Dominion Bank (The), 2.50%, 7/14/16	80,000	81,695
Toronto-Dominion Bank (The), 2.375%, 10/19/16	280,000	285,312
U.S. Bancorp., 3.44%, 2/1/16	90,000	93,059
Wachovia Bank N.A., 4.80%, 11/1/14(1)	50,000	52,582
Wells Fargo & Co., 3.68%, 6/15/16(1)	100,000	104,628
Wells Fargo & Co., 5.625%, 12/11/17(1)	100,000	114,128
Westpac Banking Corp., 3.00%, 8/4/15(1)	80,000	81,010

		3,036,631

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Corrections Corp. of America, 7.75%, 6/1/17(1)	200,000	218,000
Republic Services, Inc., 3.80%, 5/15/18(1)	40,000	41,480
Republic Services, Inc., 5.50%, 9/15/19(1)	140,000	161,777
Republic Services, Inc., 5.70%, 5/15/41(1)	30,000	34,476
Waste Management, Inc., 2.60%, 9/1/16	390,000	396,380
Waste Management, Inc., 4.75%, 6/30/20(1)	70,000	76,901

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Waste Management, Inc., 6.125%, 11/30/39(1)	$40,000	$49,153

		978,167

COMMUNICATIONS EQUIPMENT — 0.2%
American Tower Corp., 4.625%, 4/1/15(1)	200,000	208,650
Cisco Systems, Inc., 5.90%, 2/15/39(1)	105,000	131,698
Viasat, Inc., 8.875%, 9/15/16(1)	50,000	51,500

		391,848

CONSTRUCTION MATERIALS — 0.1%
Covanta Holding Corp., 7.25%, 12/1/20(1)	200,000	211,175

CONSUMER FINANCE — 0.8%
American Express Centurion Bank, 6.00%, 9/13/17(1)	250,000	283,116
American Express Credit Corp., 2.80%, 9/19/16	110,000	110,684
American Express Credit Corp., MTN, 2.75%, 9/15/15(1)	180,000	181,145
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	250,000	286,319
Credit Suisse (New York), 5.50%, 5/1/14(1)	100,000	104,010
Credit Suisse (New York), 6.00%, 2/15/18(1)	80,000	78,978
Credit Suisse (New York), 5.30%, 8/13/19(1)	100,000	103,260
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	102,087
PNC Bank N.A., 6.00%, 12/7/17(1)	30,000	33,374
SLM Corp., 5.00%, 10/1/13(1)	120,000	120,300
SLM Corp., 6.25%, 1/25/16(1)	100,000	97,351

		1,500,624

CONTAINERS AND PACKAGING — 0.2%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)(2)	200,000	203,000
Ball Corp., 7.125%, 9/1/16(1)	50,000	54,625
Ball Corp., 6.75%, 9/15/20(1)	150,000	163,875
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17(1)	50,000	50,812

		472,312

DIVERSIFIED FINANCIAL SERVICES — 4.1%
Ally Financial, Inc., 8.30%, 2/12/15(1)	240,000	253,800
Bank of America Corp., 4.50%, 4/1/15(1)	500,000	482,922
Bank of America Corp., 3.75%, 7/12/16	110,000	101,975
Bank of America Corp., 6.50%, 8/1/16(1)	260,000	262,146
Bank of America Corp., 5.75%, 12/1/17(1)	50,000	47,296
Bank of America Corp., 5.625%, 7/1/20(1)	250,000	231,237
BNP Paribas SA, 3.60%, 2/23/16(1)	50,000	46,952
Citigroup, Inc., 6.00%, 12/13/13(1)	310,000	320,969
Citigroup, Inc., 6.01%, 1/15/15(1)	300,000	313,671
Citigroup, Inc., 4.75%, 5/19/15	230,000	233,151
Citigroup, Inc., 6.125%, 5/15/18(1)	270,000	287,680
Citigroup, Inc., 4.50%, 1/14/22	100,000	96,355
Citigroup, Inc., 8.125%, 7/15/39(1)	20,000	24,523
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	40,000	40,906
Deutsche Bank AG (London), 3.875%, 8/18/14(1)	70,000	71,262
General Electric Capital Corp., 3.75%, 11/14/14(1)	270,000	284,831
General Electric Capital Corp., 2.25%, 11/9/15(1)	180,000	181,004
General Electric Capital Corp., 5.625%, 9/15/17(1)	50,000	55,420
General Electric Capital Corp., 4.375%, 9/16/20(1)	320,000	327,475

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

General Electric Capital Corp., 5.30%, 2/11/21(1)	$60,000	$64,230
General Electric Capital Corp., MTN, 3.35%, 10/17/16	90,000	93,850
General Electric Capital Corp., MTN, 6.00%, 8/7/19(1)	420,000	483,022
General Electric Capital Corp., MTN, 5.875%, 1/14/38(1)	100,000	106,132
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(1)	170,000	173,904
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(1)	110,000	107,874
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(1)	550,000	532,021
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	100,000	110,564
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	230,000	227,313
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(1)	60,000	58,955
HSBC Holdings plc, 5.10%, 4/5/21	70,000	74,492
HSBC Holdings plc, 6.80%, 6/1/38(1)	40,000	41,492
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)	50,000	52,125
JP Morgan Chase Capital XXV, Series Y, 6.80%, 10/1/37(1)	70,000	70,962
JPMorgan Chase & Co., 3.45%, 3/1/16	80,000	81,370
JPMorgan Chase & Co., 3.15%, 7/5/16	60,000	60,356
JPMorgan Chase & Co., 6.00%, 1/15/18(1)	400,000	446,728
JPMorgan Chase & Co., 4.95%, 3/25/20(1)	200,000	212,862
Morgan Stanley, 4.20%, 11/20/14(1)	150,000	144,782
Morgan Stanley, 6.00%, 4/28/15(1)	300,000	300,790
Morgan Stanley, 6.625%, 4/1/18(1)	180,000	177,919
Morgan Stanley, 5.625%, 9/23/19(1)	100,000	92,721
Morgan Stanley, 5.50%, 7/24/20(1)	160,000	145,669
Morgan Stanley, 5.75%, 1/25/21(1)	170,000	158,795
UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	60,000	59,496
UBS AG (Stamford Branch), 5.875%, 12/20/17(1)	200,000	208,523

		7,950,522

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc., 6.70%, 11/15/13(1)	100,000	110,306
AT&T, Inc., 5.10%, 9/15/14(1)	30,000	33,069
AT&T, Inc., 3.875%, 8/15/21(1)	180,000	190,702
AT&T, Inc., 6.80%, 5/15/36(1)	70,000	88,769
AT&T, Inc., 6.55%, 2/15/39(1)	180,000	229,358
British Telecommunications plc, 5.15%, 1/15/13(1)	50,000	51,782
British Telecommunications plc, 5.95%, 1/15/18(1)	100,000	110,621
CenturyLink, Inc., 6.15%, 9/15/19(1)	100,000	100,579
CenturyLink, Inc., Series P, 7.60%, 9/15/39(1)	50,000	49,130
Cincinnati Bell, Inc., 8.25%, 10/15/17(1)	135,000	136,350
Cincinnati Bell, Inc., 8.75%, 3/15/18(1)	150,000	140,062
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	200,000	238,755
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(1)	40,000	55,867
France Telecom SA, 4.375%, 7/8/14(1)	80,000	84,566
Frontier Communications Corp., 6.25%, 1/15/13(1)	200,000	205,000
Sprint Capital Corp., 6.90%, 5/1/19(1)	100,000	82,750
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	170,000	163,626
Telecom Italia Capital SA, 7.00%, 6/4/18(1)	30,000	28,075
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	80,000	79,156
Telefonica Emisiones SAU, 5.46%, 2/16/21	150,000	143,341
Verizon Communications, Inc., 6.10%, 4/15/18(1)	100,000	120,265

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Verizon Communications, Inc., 8.75%, 11/1/18(1)	$110,000	$148,742
Verizon Communications, Inc., 7.35%, 4/1/39(1)	110,000	154,040
Virgin Media Finance plc, 9.50%, 8/15/16(1)	100,000	112,750
Virgin Media Finance plc, 8.375%, 10/15/19(1)	200,000	220,500
Windstream Corp., 7.875%, 11/1/17(1)	200,000	217,500

		3,295,661

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17(1)	250,000	276,250

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15(1)	180,000	180,424
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	170,000	190,400
Jabil Circuit, Inc., 5.625%, 12/15/20(1)	60,000	61,350

		432,174

ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16(1)	70,000	71,494
Pride International, Inc., 6.875%, 8/15/20(1)	100,000	117,399
Transocean, Inc., 6.50%, 11/15/20(1)	80,000	82,750
Transocean, Inc., 6.375%, 12/15/21(1)	60,000	63,868
Weatherford International Ltd., 9.625%, 3/1/19(1)	100,000	129,470

		464,981

FOOD AND STAPLES RETAILING — 0.9%
CVS Caremark Corp., 6.60%, 3/15/19(1)	250,000	305,087
Delhaize Group SA, 5.875%, 2/1/14(1)	80,000	86,886
Delhaize Group SA, 6.50%, 6/15/17(1)	100,000	117,697
Kroger Co. (The), 6.40%, 8/15/17(1)	100,000	119,105
Safeway, Inc., 4.75%, 12/1/21	230,000	235,975
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	75,000	81,281
Wal-Mart Stores, Inc., 5.875%, 4/5/27(1)	95,000	115,649
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	30,000	40,359
Wal-Mart Stores, Inc., 4.875%, 7/8/40	90,000	104,132
Wal-Mart Stores, Inc., 5.00%, 10/25/40(1)	130,000	153,301
Wal-Mart Stores, Inc., 5.625%, 4/15/41(1)	230,000	297,827

		1,657,299

FOOD PRODUCTS — 1.0%
General Mills, Inc., 5.25%, 8/15/13(1)	160,000	171,077
HJ Heinz Co., 2.00%, 9/12/16	150,000	151,625
Kellogg Co., 4.45%, 5/30/16(1)	70,000	77,797
Kraft Foods, Inc., 6.125%, 2/1/18(1)	30,000	35,201
Kraft Foods, Inc., 5.375%, 2/10/20(1)	573,000	662,041
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)	200,000	209,028
NBTY, Inc., 9.00%, 10/1/18(1)	100,000	110,500
TreeHouse Foods, Inc., 7.75%, 3/1/18(1)	325,000	352,625
Tyson Foods, Inc., 6.85%, 4/1/16(1)	100,000	110,250

		1,880,144

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

GAS UTILITIES — 1.2%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(1)	$40,000	$48,059
El Paso Corp., 6.875%, 6/15/14(1)	50,000	54,673
El Paso Corp., 7.25%, 6/1/18(1)	150,000	164,942
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20(1)	160,000	177,083
Enbridge Energy Partners LP, 6.50%, 4/15/18(1)	60,000	69,871
Enbridge Energy Partners LP, 5.20%, 3/15/20(1)	70,000	77,870
Enbridge Energy Partners LP, 5.50%, 9/15/40(1)	100,000	111,643
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	70,000	73,457
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	240,000	281,482
Enterprise Products Operating LLC, 5.95%, 2/1/41(1)	90,000	101,054
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(1)	120,000	141,279
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	60,000	65,434
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(1)	130,000	144,729
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	70,000	82,893
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(1)	225,000	236,813
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(1)	40,000	42,401
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(1)	140,000	179,052
Williams Partners LP, 4.125%, 11/15/20(1)	180,000	185,003

		2,237,738

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(1)	100,000	105,031
Covidien International Finance SA, 1.875%, 6/15/13(1)	100,000	100,997

		206,028

HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Express Scripts, Inc., 7.25%, 6/15/19(1)	320,000	381,785
HCA, Inc., 7.875%, 2/15/20(1)	210,000	227,850
HCA, Inc., 7.69%, 6/15/25(1)	50,000	44,500
Healthsouth Corp., 8.125%, 2/15/20(1)	230,000	232,875
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	150,000	158,348
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	50,000	54,049
Tenet Healthcare Corp., 8.00%, 8/1/20(1)	150,000	150,937
Universal Health Services, Inc., 7.125%, 6/30/16(1)	200,000	218,500
Universal Health Services, Inc., 7.00%, 10/1/18(1)	150,000	156,375
WellPoint, Inc., 5.80%, 8/15/40(1)	50,000	59,473

		1,684,692

HOTELS, RESTAURANTS AND LEISURE — 0.3%
International Game Technology, 5.50%, 6/15/20(1)	50,000	52,219
McDonald's Corp., 5.35%, 3/1/18(1)	60,000	71,771
MGM Resorts International, 9.00%, 3/15/20(1)	150,000	166,875
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(1)	50,000	49,250
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15(1)	39,000	43,387
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	150,000	161,967
Yum! Brands, Inc., 3.75%, 11/1/21(1)	40,000	40,701

		586,170

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.875%, 11/15/12(1)	$50,000	$51,275
Toll Brothers Finance Corp., 6.75%, 11/1/19(1)	90,000	94,770

		146,045

HOUSEHOLD PRODUCTS — 0.2%
Central Garden and Pet Co., 8.25%, 3/1/18	150,000	147,750
Jarden Corp., 8.00%, 5/1/16	200,000	217,000

		364,750

INDUSTRIAL CONGLOMERATES — 0.3%
Bombardier, Inc., 7.50%, 3/15/18(1)(2)	100,000	107,500
General Electric Co., 5.00%, 2/1/13(1)	150,000	156,369
General Electric Co., 5.25%, 12/6/17(1)	220,000	252,899
SPX Corp., 7.625%, 12/15/14(1)	50,000	55,250

		572,018

INSURANCE — 1.1%
Allstate Corp. (The), 7.45%, 5/16/19	120,000	146,071
American International Group, Inc., 3.65%, 1/15/14	50,000	48,589
American International Group, Inc., 5.85%, 1/16/18(1)	290,000	284,263
American International Group, Inc., 8.25%, 8/15/18(1)	50,000	53,047
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(1)	90,000	98,223
Berkshire Hathaway, Inc., 3.75%, 8/15/21	40,000	41,629
CNA Financial Corp., 5.875%, 8/15/20(1)	50,000	51,432
CNA Financial Corp., 5.75%, 8/15/21	40,000	40,877
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(1)(2)	80,000	85,400
Genworth Financial, Inc., 7.20%, 2/15/21(1)	50,000	45,702
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(1)	100,000	100,575
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(1)	80,000	84,331
International Lease Finance Corp., 5.75%, 5/15/16(1)	90,000	83,573
International Lease Finance Corp., 8.75%, 3/15/17(1)	50,000	51,625
Liberty Mutual Group, Inc., 5.00%, 6/1/21(1)(2)	61,000	59,863
Lincoln National Corp., 6.25%, 2/15/20(1)	160,000	172,609
MetLife, Inc., 6.75%, 6/1/16(1)	150,000	173,007
MetLife, Inc., 5.70%, 6/15/35(1)	50,000	55,897
Prudential Financial, Inc., 7.375%, 6/15/19(1)	115,000	136,097
Prudential Financial, Inc., 5.375%, 6/21/20(1)	80,000	85,735
Prudential Financial, Inc., 5.625%, 5/12/41(1)	50,000	49,240
Prudential Financial, Inc., MTN, 2.75%, 1/14/13(1)	150,000	151,337
Prudential Financial, Inc., MTN, 5.70%, 12/14/36(1)	45,000	44,749

		2,143,871

INTERNET SOFTWARE AND SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	50,000	50,547
Google, Inc., 2.125%, 5/19/16(1)	80,000	83,290

		133,837

IT SERVICES — 0.2%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	125,000	135,937

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

International Business Machines Corp., 1.95%, 7/22/16	$300,000	$309,152

		445,089

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	130,000	163,606
Navistar International Corp., 8.25%, 11/1/21(1)	45,000	48,094

		211,700

MEDIA — 2.7%
AMC Entertainment, Inc., 8.00%, 3/1/14(1)	50,000	49,625
AMC Entertainment, Inc., 9.75%, 12/1/20	200,000	191,000
British Sky Broadcasting Group plc, 6.10%, 2/15/18(1)(2)	185,000	207,443
CBS Corp., 4.30%, 2/15/21(1)	80,000	82,724
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	235,000	248,806
Comcast Corp., 5.90%, 3/15/16(1)	200,000	229,178
Comcast Corp., 6.50%, 11/15/35(1)	120,000	144,874
Comcast Corp., 6.40%, 5/15/38(1)	120,000	144,412
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	120,000	129,720
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	180,000	187,526
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(1)	190,000	203,642
Discovery Communications LLC, 5.625%, 8/15/19(1)	100,000	113,927
Discovery Communications LLC, 4.375%, 6/15/21(1)	170,000	179,729
DISH DBS Corp., 7.00%, 10/1/13(1)	100,000	107,250
DISH DBS Corp., 7.125%, 2/1/16(1)	160,000	173,200
DISH DBS Corp., 6.75%, 6/1/21(1)	30,000	32,475
Embarq Corp., 7.08%, 6/1/16(1)	50,000	54,259
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	150,000	172,125
Lamar Media Corp., 9.75%, 4/1/14(1)	90,000	101,250
Lamar Media Corp., 7.875%, 4/15/18(1)	50,000	53,250
NBCUniversal Media LLC, 5.15%, 4/30/20(1)	180,000	200,682
NBCUniversal Media LLC, 4.375%, 4/1/21	210,000	221,960
News America, Inc., 4.50%, 2/15/21(1)	110,000	115,508
News America, Inc., 6.90%, 8/15/39(1)	120,000	138,937
Omnicom Group, Inc., 4.45%, 8/15/20(1)	75,000	77,419
Qwest Corp., 7.50%, 10/1/14(1)	80,000	88,525
Salem Communications Corp., 9.625%, 12/15/16(1)	60,000	63,600
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	100,000	109,250
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	50,000	54,750
Sirius XM Radio, Inc., 8.75%, 4/1/15(1)(2)	100,000	110,000
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	155,000	184,294
Time Warner, Inc., 3.15%, 7/15/15(1)	140,000	145,763
Time Warner, Inc., 7.70%, 5/1/32(1)	100,000	130,648
Time Warner, Inc., 6.10%, 7/15/40(1)	70,000	82,207
Viacom, Inc., 4.375%, 9/15/14(1)	110,000	117,928
Viacom, Inc., 4.50%, 3/1/21(1)	320,000	338,368
Viacom, Inc., 3.875%, 12/15/21	80,000	81,804
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)	70,000	74,725
Virgin Media Secured Finance plc, 5.25%, 1/15/21(1)	70,000	74,270

		5,217,053

METALS AND MINING — 0.8%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	100,000	127,383

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(1)	$135,000	$134,294
ArcelorMittal, 9.85%, 6/1/19(1)	110,000	122,475
ArcelorMittal, 5.25%, 8/5/20(1)	105,000	95,475
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	86,774
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	70,000	74,454
Newmont Mining Corp., 6.25%, 10/1/39(1)	80,000	94,883
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(1)	60,000	61,419
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	120,000	125,948
Steel Dynamics, Inc., 7.625%, 3/15/20(1)	100,000	106,000
Teck Resources Ltd., 5.375%, 10/1/15(1)	50,000	54,526
Teck Resources Ltd., 3.15%, 1/15/17	70,000	71,611
Teck Resources Ltd., 3.85%, 8/15/17	100,000	103,272
Vale Overseas Ltd., 5.625%, 9/15/19(1)	170,000	188,063
Vale Overseas Ltd., 4.625%, 9/15/20	90,000	93,486

		1,540,063

MULTI-UTILITIES — 1.8%
Calpine Corp., 7.25%, 10/15/17(1)(2)	235,000	247,925
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(1)	109,000	120,069
CMS Energy Corp., 4.25%, 9/30/15	50,000	50,794
Dominion Resources, Inc., 2.25%, 9/1/15(1)	200,000	204,901
Dominion Resources, Inc., 6.40%, 6/15/18(1)	120,000	144,981
Dominion Resources, Inc., 4.90%, 8/1/41	220,000	238,015
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18(1)	60,000	77,355
Duke Energy Corp., 3.95%, 9/15/14(1)	150,000	160,162
Duke Energy Corp., 3.55%, 9/15/21	270,000	276,611
Edison International, 3.75%, 9/15/17(1)	100,000	103,061
Exelon Generation Co. LLC, 5.20%, 10/1/19(1)	110,000	120,990
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	150,000	166,700
Florida Power Corp., 5.65%, 6/15/18(1)	30,000	35,884
Florida Power Corp., 6.35%, 9/15/37(1)	20,000	26,903
Ipalco Enterprises, Inc., 5.00%, 5/1/18(1)	70,000	68,950
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	40,000	44,789
Nisource Finance Corp., 4.45%, 12/1/21	60,000	61,405
NRG Energy, Inc., 7.625%, 1/15/18(1)	225,000	226,125
Pacific Gas & Electric Co., 3.25%, 9/15/21	150,000	152,460
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	57,000	69,541
PacifiCorp, 6.00%, 1/15/39(1)	90,000	115,132
PG&E Corp., 5.75%, 4/1/14(1)	10,000	10,903
PPL Electric Utilities Corp., 5.20%, 7/15/41	50,000	59,832
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	34,442
San Diego Gas & Electric Co., 3.00%, 8/15/21	70,000	72,108
Sempra Energy, 8.90%, 11/15/13(1)	100,000	112,818
Sempra Energy, 6.50%, 6/1/16(1)	88,000	102,772
Sempra Energy, 9.80%, 2/15/19(1)	30,000	40,561
Southern California Edison Co., 5.625%, 2/1/36(1)	70,000	86,827
Southern Power Co., 5.15%, 9/15/41	40,000	42,517
Wisconsin Electric Power Co., 2.95%, 9/15/21	150,000	153,138
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	65,512

		3,494,183

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(1)	$120,000	$120,831
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(1)	90,000	100,702

		221,533

OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(1)	30,000	31,508
Xerox Corp., 4.25%, 2/15/15(1)	180,000	189,885

		221,393

OIL, GAS AND CONSUMABLE FUELS — 2.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	210,000	238,342
Anadarko Petroleum Corp., 6.45%, 9/15/36(1)	90,000	102,770
Arch Coal, Inc., 7.25%, 10/1/20(1)	150,000	154,125
Arch Western Finance LLC, 6.75%, 7/1/13(1)	66,000	66,495
Bill Barrett Corp., 9.875%, 7/15/16(1)	150,000	165,750
BP Capital Markets plc, 2.25%, 11/1/16	160,000	161,240
BP Capital Markets plc, 4.50%, 10/1/20(1)	80,000	88,238
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	50,000	53,905
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	80,000	85,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)(2)	250,000	261,250
ConocoPhillips, 5.75%, 2/1/19(1)	160,000	193,030
ConocoPhillips Holding Co., 6.95%, 4/15/29(1)	140,000	191,117
Denbury Resources, Inc., 8.25%, 2/15/20(1)	100,000	112,250
Devon Energy Corp., 5.60%, 7/15/41(1)	130,000	156,595
EOG Resources, Inc., 5.625%, 6/1/19(1)	60,000	70,990
Forest Oil Corp., 8.50%, 2/15/14(1)	50,000	54,750
Hess Corp., 6.00%, 1/15/40(1)	60,000	71,113
Marathon Petroleum Corp., 3.50%, 3/1/16(1)	60,000	61,144
Marathon Petroleum Corp., 5.125%, 3/1/21(1)	110,000	115,082
Newfield Exploration Co., 6.875%, 2/1/20(1)	220,000	236,500
Newfield Exploration Co., 5.75%, 1/30/22(1)	40,000	43,400
Nexen, Inc., 6.20%, 7/30/19(1)	110,000	127,989
Nexen, Inc., 5.875%, 3/10/35(1)	60,000	61,320
Noble Energy, Inc., 4.15%, 12/15/21	180,000	186,506
Occidental Petroleum Corp., 1.75%, 2/15/17	60,000	60,860
Peabody Energy Corp., 6.50%, 9/15/20(1)	195,000	205,725
Pemex Project Funding Master Trust, 6.625%, 6/15/35(1)	100,000	114,375
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(1)	180,000	193,459
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	150,000	158,284
Petroleos Mexicanos, 6.00%, 3/5/20(1)	105,000	117,107
Petroleos Mexicanos, 6.50%, 6/2/41(1)(2)	70,000	79,100
Plains Exploration & Production Co., 6.75%, 2/1/22(1)	100,000	105,250
Sabine Pass LNG LP, 7.25%, 11/30/13(1)	100,000	101,500
SandRidge Energy, Inc., 8.75%, 1/15/20(1)	225,000	233,438
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20(1)	150,000	156,750
Suncor Energy, Inc., 6.10%, 6/1/18(1)	138,000	163,537
Suncor Energy, Inc., 6.85%, 6/1/39(1)	50,000	64,147
Talisman Energy, Inc., 7.75%, 6/1/19(1)	180,000	222,211

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Talisman Energy, Inc., 3.75%, 2/1/21(1)	$60,000	$59,077

		5,093,721

PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)(2)	280,000	310,582
International Paper Co., 4.75%, 2/15/22	60,000	63,878

		374,460

PERSONAL PRODUCTS — 0.2%
Elizabeth Arden, Inc., 7.375%, 3/15/21(1)	225,000	235,125
Procter & Gamble Co. (The), 1.45%, 8/15/16(1)	120,000	121,569

		356,694

PHARMACEUTICALS — 0.6%
Abbott Laboratories, 5.30%, 5/27/40(1)	80,000	95,985
AstraZeneca plc, 5.90%, 9/15/17(1)	40,000	48,388
Pfizer, Inc., 7.20%, 3/15/39(1)	60,000	88,731
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	170,000	206,867
Roche Holdings, Inc., 7.00%, 3/1/39(1)(2)	210,000	298,072
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)(2)	235,000	235,881
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	170,000	182,553

		1,156,477

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Boston Properties LP, 5.00%, 6/1/15(1)	150,000	162,599
Developers Diversified Realty Corp., 4.75%, 4/15/18(1)	190,000	181,988
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	71,469
HCP, Inc., 5.375%, 2/1/21	110,000	115,488
Kimco Realty Corp., 6.875%, 10/1/19(1)	110,000	126,730
Reckson Operating Partnership LP, 6.00%, 3/31/16(1)	100,000	103,870
Reckson Operating Partnership LP, 7.75%, 3/15/20(1)	115,000	126,282
Simon Property Group LP, 5.75%, 12/1/15(1)	70,000	78,397
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership, 5.00%, 8/15/18(1)	40,000	38,679
UDR, Inc., 4.25%, 6/1/18(1)	70,000	72,488
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(1)	130,000	127,265
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(1)	80,000	77,327
Vornado Realty LP, 5.00%, 1/15/22	150,000	151,480
WEA Finance LLC, 4.625%, 5/10/21(1)(2)	140,000	137,616

		1,571,678

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
CB Richard Ellis Services, Inc., 6.625%, 10/15/20(1)	200,000	206,000
ProLogis LP, 6.625%, 12/1/19(1)	130,000	141,677
ProLogis LP, 6.875%, 3/15/20(1)	4,000	4,447

		352,124

ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(1)	127,000	131,757
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(1)	50,000	55,554
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	80,000	88,423

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

CSX Corp., 4.25%, 6/1/21(1)	$150,000	$160,526
CSX Corp., 4.75%, 5/30/42	100,000	103,384
Norfolk Southern Corp., 5.75%, 4/1/18(1)	100,000	118,017
Union Pacific Corp., 4.875%, 1/15/15(1)	200,000	219,500
Union Pacific Corp., 4.75%, 9/15/41	110,000	120,075

		997,236

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Advanced Micro Devices, Inc., 8.125%, 12/15/17(1)	50,000	52,125

SOFTWARE — 0.5%
Intuit, Inc., 5.75%, 3/15/17(1)	220,000	247,124
Oracle Corp., 5.75%, 4/15/18(1)	200,000	242,959
Oracle Corp., 5.375%, 7/15/40(1)	420,000	512,651

		1,002,734

SPECIALTY RETAIL — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(1)	100,000	104,000
Home Depot, Inc. (The), 5.40%, 3/1/16(1)	150,000	173,442
Home Depot, Inc. (The), 5.95%, 4/1/41(1)	60,000	77,557
Rent-A-Center, Inc., 6.625%, 11/15/20(1)	200,000	202,500
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17(1)	100,000	104,000

		661,499

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Gap, Inc. (The), 5.95%, 4/12/21(1)	60,000	57,308
Hanesbrands, Inc., 6.375%, 12/15/20(1)	110,000	112,200
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	120,000	129,900
Phillips-Van Heusen Corp., 7.375%, 5/15/20(1)	50,000	54,500
Polymer Group, Inc., 7.75%, 2/1/19(1)(2)	225,000	234,000

		587,908

TOBACCO — 0.3%
Altria Group, Inc., 9.25%, 8/6/19(1)	164,000	220,468
Altria Group, Inc., 10.20%, 2/6/39(1)	90,000	140,255
Philip Morris International, Inc., 4.125%, 5/17/21(1)	120,000	131,950

		492,673

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32(1)	30,000	42,938
America Movil SAB de CV, 5.00%, 10/16/19(1)	20,000	22,231
America Movil SAB de CV, 5.00%, 3/30/20(1)	100,000	110,939
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	230,000	250,035
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	160,000	216,190
Vodafone Group plc, 5.00%, 12/16/13(1)	140,000	150,312
Vodafone Group plc, 5.625%, 2/27/17(1)	140,000	162,780

		955,425

TOTAL CORPORATE BONDS (Cost $59,846,479)		62,792,182

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 28.7%

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 28.2%
FHLMC, 4.00%, 4/1/41	$1,694,357	$1,795,267
FHLMC, 4.50%, 6/1/21(1)	127,184	135,508
FHLMC, 5.50%, 1/1/38(1)	105,162	114,383
FHLMC, 5.50%, 4/1/38(1)	560,069	608,570
FHLMC, 6.50%, 7/1/47(1)	4,001	4,445
FNMA, 3.50%, 10/1/41	1,980,856	2,039,603
FNMA, 4.00%, 10/1/40	1,015,368	1,077,585
FNMA, 4.00%, 12/1/40	1,139,589	1,203,364
FNMA, 4.00%, 5/1/41	2,216,503	2,331,194
FNMA, 4.00%, 9/1/41(4)	1,976,689	2,090,399
FNMA, 4.50%, 10/1/33	1,421,624	1,517,555
FNMA, 4.50%, 9/1/35(1)	198,076	211,257
FNMA, 4.50%, 4/1/39	384,998	417,595
FNMA, 4.50%, 5/1/39	888,579	963,813
FNMA, 4.50%, 10/1/39	1,133,911	1,229,917
FNMA, 4.50%, 11/1/40	955,504	1,025,953
FNMA, 4.50%, 7/1/41	1,952,507	2,090,973
FNMA, 5.00%, 7/1/20(1)	236,862	256,092
FNMA, 5.00%, 7/1/31	1,588,535	1,717,411
FNMA, 5.00%, 11/1/33(1)	2,898,094	3,134,572
FNMA, 5.00%, 8/1/34(1)	388,403	421,211
FNMA, 5.00%, 4/1/35	1,981,875	2,143,591
FNMA, 5.00%, 8/1/35(1)	166,137	179,642
FNMA, 5.00%, 3/1/38	992,489	1,073,009
FNMA, 5.00%, 2/1/39	2,052,393	2,240,387
FNMA, 5.00%, 1/1/42(4)	1,000,000	1,080,469
FNMA, 5.50%, 4/1/34	716,589	783,458
FNMA, 5.50%, 4/1/34	2,278,113	2,490,699
FNMA, 5.50%, 8/1/34	804,765	879,359
FNMA, 5.50%, 7/1/36(1)	195,178	212,965
FNMA, 5.50%, 12/1/36(1)	359,757	392,542
FNMA, 5.50%, 1/1/39	1,565,276	1,705,962
FNMA, 6.00%, 7/1/37	539,724	598,860
FNMA, 6.00%, 8/1/37	476,657	528,882
FNMA, 6.00%, 9/1/37	753,565	830,715
FNMA, 6.00%, 11/1/37	665,116	737,990
FNMA, 6.00%, 1/1/42(4)	1,560,000	1,717,950
FNMA, 6.50%, 8/1/37(1)	51,457	56,813
FNMA, 6.50%, 1/1/42(4)	657,000	731,118
FNMA, 6.50%, 6/1/47(1)	5,640	6,214
FNMA, 6.50%, 8/1/47(1)	13,386	14,750
FNMA, 6.50%, 8/1/47(1)	22,813	25,138
FNMA, 6.50%, 9/1/47(1)	25,597	28,206
FNMA, 6.50%, 9/1/47(1)	1,395	1,537
FNMA, 6.50%, 9/1/47(1)	11,920	13,134
FNMA, 6.50%, 9/1/47(1)	6,644	7,321

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, 6.50%, 9/1/47(1)	$9,130	$10,061
GNMA, 4.00%, 11/20/40	2,578,770	2,764,038
GNMA, 4.50%, 6/15/39	2,065,820	2,262,525
GNMA, 4.50%, 4/15/40	1,115,796	1,222,041
GNMA, 4.50%, 1/1/42(4)	2,000,000	2,179,687
GNMA, 5.00%, 2/20/40	1,356,119	1,505,224
GNMA, 5.50%, 12/15/32	479,967	541,913
GNMA, 5.50%, 12/20/38	777,781	873,229
GNMA, 6.00%, 9/20/38(1)	295,328	333,961

		54,560,057

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC, VRN, 2.61%, 2/15/12	477,859	496,232
FNMA, VRN, 3.34%, 1/25/12	428,376	448,753

		944,985

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $53,852,289)		55,505,042

U.S. TREASURY SECURITIES — 14.7%

U.S. Treasury Bonds, 5.375%, 2/15/31(1)	2,700,000	3,847,079
U.S. Treasury Bonds, 3.50%, 2/15/39(1)	300,000	336,844
U.S. Treasury Bonds, 4.25%, 5/15/39(1)	100,000	127,000
U.S. Treasury Bonds, 4.375%, 11/15/39(1)	160,000	207,350
U.S. Treasury Bonds, 4.625%, 2/15/40(1)	500,000	673,125
U.S. Treasury Bonds, 4.375%, 5/15/40(1)	150,000	194,461
U.S. Treasury Bonds, 4.375%, 5/15/41(1)	1,350,000	1,755,211
U.S. Treasury Bonds, 3.75%, 8/15/41(1)	700,000	821,407
U.S. Treasury Bonds, 3.125%, 11/15/41(1)	450,000	470,320
U.S. Treasury Notes, 1.375%, 10/15/12(1)	500,000	504,942
U.S. Treasury Notes, 1.375%, 1/15/13(1)	2,575,000	2,607,388
U.S. Treasury Notes, 1.375%, 5/15/13(1)	2,700,000	2,743,454
U.S. Treasury Notes, 3.50%, 5/31/13(1)	750,000	784,775
U.S. Treasury Notes, 0.375%, 6/30/13(1)	500,000	501,328
U.S. Treasury Notes, 2.625%, 12/31/14(1)	3,200,000	3,413,750
U.S. Treasury Notes, 1.25%, 9/30/15(1)	2,000,000	2,052,812
U.S. Treasury Notes, 2.00%, 4/30/16(1)	1,000,000	1,056,406
U.S. Treasury Notes, 1.50%, 6/30/16(1)	1,250,000	1,293,164
U.S. Treasury Notes, 1.00%, 9/30/16(1)	2,500,000	2,526,952
U.S. Treasury Notes, 1.00%, 10/31/16(1)	1,000,000	1,010,156
U.S. Treasury Notes, 2.375%, 7/31/17(1)	500,000	537,578
U.S. Treasury Notes, 2.625%, 4/30/18(1)	265,000	288,581
U.S. Treasury Notes, 2.125%, 8/15/21(1)	600,000	615,188

TOTAL U.S. TREASURY SECURITIES (Cost $26,811,012)		28,369,271

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 8.7%

Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 1/11/12(1)	$200,000	$207,301
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(1)	179,770	181,370
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(1)	211,845	215,404
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/10/12(1)	250,000	277,046
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/10/12(1)	250,000	263,106
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2, VRN, 4.72%, 1/11/12	234,651	237,193
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41(1)	100,000	104,761
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.23%, 1/15/12(1)	150,000	156,604
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39(1)	299,871	315,756
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 1/10/12(1)	105,495	108,715
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/15/12(1)	1,000,000	1,069,842
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/10/12(1)	150,000	150,761
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class B, VRN, 5.10%, 1/11/12(1)	350,000	352,737
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	1,250,000	1,266,326
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/10/12(1)	300,000	323,157
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	351,218	354,586
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/10/12(1)	750,000	804,791
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2 SEQ, 4.48%, 7/10/39(1)	354,203	354,084
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	508,000	533,825
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	650,000	696,016
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(1)	525,000	549,588
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(1)	750,000	784,957
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.32%, 1/15/12(1)	400,000	429,530
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/15/12(1)	75,000	78,839

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	$251,000	$264,540
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3 SEQ, 4.65%, 7/15/30(1)	261,790	262,937
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30(1)	250,000	270,772
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(1)	300,000	288,686
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30(1)	550,000	602,722
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/15/12(1)	500,000	523,133
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/15/12(1)	576,000	610,265
Morgan Stanley Capital I, Series 2003-T11, Class A3 SEQ, 4.85%, 6/13/41(1)	32,759	32,894
Morgan Stanley Capital I, Series 2004-HQ3, Class A3 SEQ, 4.49%, 1/13/41(1)	95,644	96,020
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	250,000	262,247
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42(1)	314,872	317,832
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	298,000	306,051
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.72%, 1/15/41(1)	12,875	12,929
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 1/15/12(1)	254,072	255,225
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(1)	470,031	478,907
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41(1)	900,000	966,458
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 1/15/12(1)	787,171	797,797
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/15/12(1)	624,000	656,763

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,718,552)		16,822,473

SOVEREIGN GOVERNMENTS AND AGENCIES — 4.7%

ARGENTINA — 0.4%
Argentine Government International Bond, VRN, 4.38%, 12/15/12	5,480,000	712,400

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19(1)	370,000	439,375
Brazilian Government International Bond, 4.875%, 1/22/21	200,000	224,500
Brazilian Government International Bond, 5.625%, 1/7/41(1)	100,000	116,500

		780,375

CANADA — 0.1%
Province of Ontario Canada, 5.45%, 4/27/16(1)	100,000	116,255

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

		Principal Amount	Value

Province of Ontario Canada, 1.60%, 9/21/16(1)		$200,000	$199,655

			315,910

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21(1)		120,000	123,900

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		100,000	108,000

ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(1)		170,000	155,480

MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17(1)		70,000	80,850
United Mexican States, 5.95%, 3/19/19(1)		250,000	298,375
United Mexican States, 5.125%, 1/15/20(1)		220,000	252,450
United Mexican States, 6.05%, 1/11/40(1)		100,000	122,750

			754,425

PERU†
Republic of Peru, 6.55%, 3/14/37(1)		60,000	76,500

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15(1)		40,000	40,892
Poland Government International Bond, 6.375%, 7/15/19(1)		50,000	55,500
Poland Government International Bond, 5.125%, 4/21/21(1)		60,000	61,200

			157,592

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		110,000	110,867
Korea Development Bank, 3.25%, 3/9/16(1)		100,000	99,023
Korea Development Bank, 4.00%, 9/9/16(1)		70,000	71,293

			281,183

UNITED KINGDOM — 2.9%
Government of United Kingdom, 3.75%, 9/7/21	GBP	3,165,000	5,687,170

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $9,064,712)			9,152,935

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 4.0%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)		$102,653	62,663
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(1)		31,455	31,482
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)		248,432	254,762
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.52%, 1/25/12		562,819	471,016

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(1)	$127,433	$122,603
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 1/25/12(1)	487,554	429,910
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)	59,460	59,093
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	96,420	90,155
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.56%, 1/25/12(1)	91,074	75,132
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35(1)	109,528	108,300
JP Morgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.79%, 1/25/12(1)	100,957	79,554
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.79%, 1/25/12(1)	174,175	176,473
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	230,014	218,783
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	334,395	350,448
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	336,148	354,301
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	271,185	254,880
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	206,744	207,717
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	204,370	203,858
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2, VRN, 2.72%, 1/25/12	736,803	622,687
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	238,919	231,003
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(1)	516,606	499,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	268,521	241,370
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	164,742	161,306
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(1)	200,000	178,680
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.31%, 1/25/12	271,417	216,733
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.44%, 1/25/12(1)	208,949	181,881
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(1)	398,754	373,106
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	214,422	221,432
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 1/25/12	322,922	311,536

		6,790,748

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
FHLMC, Series 3397, Class GF, VRN, 0.78%, 1/15/12	495,934	498,882

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	$105,586	$105,833
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.69%, 1/25/12(1)	12,623	12,635
FNMA, Series 2006-43, Class FM, VRN, 0.59%, 1/25/12	227,066	227,027
FNMA, Series 2007-36, Class FB, VRN, 0.69%, 1/25/12	142,127	142,266

		986,643

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,937,667)		7,777,391

U.S. GOVERNMENT AGENCY SECURITIES — 1.8%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.8%
FHLB, 0.22%, 9/12/12(1) (Cost $3,499,657)	3,500,000	3,500,014

MUNICIPAL SECURITIES — 1.8%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(1)	65,000	71,908
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(1)	150,000	196,749
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	125,000	160,829
California GO, (Building Bonds), 6.65%, 3/1/22(1)	40,000	46,668
California GO, (Building Bonds), 7.55%, 4/1/39(1)	50,000	61,425
California GO, (Building Bonds), 7.30%, 10/1/39(1)	10,000	11,961
California GO, (Building Bonds), 7.60%, 11/1/40(1)	25,000	31,017
Illinois GO, 5.88%, 3/1/19(1)	165,000	177,837
Illinois GO, (Building Bonds), 7.35%, 7/1/35(1)	45,000	49,219
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(1)	120,000	109,932
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	25,000	26,471
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35(1)	45,000	47,927
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49(1)	150,000	197,251
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	10,000	11,628
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41(1)	50,000	62,578
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(1)	80,000	96,850
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(1)	50,000	63,054
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33(1)	50,000	59,183
Municipal Electric Authority of Georgia Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(1)	90,000	95,345
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(1)	40,000	57,294
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(1)	40,000	55,201
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(1)	75,000	93,186

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

New York City Municipal Water Finance Authority Rev., (Building Bonds), 5.95%, 6/15/42(1)	$80,000	$99,934
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111(1)	155,000	162,708
Ohio State University Riverwatch Tower Suite B Rev., (Building Bonds), 4.91%, 6/1/40(1)	110,000	126,778
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(1)	80,000	90,810
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(1)	40,000	49,142
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49(1)	175,000	199,188
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51(1)	75,000	78,801
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(1)	175,000	208,595
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(1)	150,000	175,911
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(1)	85,000	95,755
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(1)	50,000	63,876
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(1)	50,000	58,545
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(1)	100,000	119,419
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	60,000	75,134
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(1)	90,000	104,332

TOTAL MUNICIPAL SECURITIES (Cost $2,976,788)		3,492,441

ASSET-BACKED SECURITIES(3) — 0.2%

CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	350,000	349,625
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.65%, 1/25/12(1)	6,183	6,162

TOTAL ASSET-BACKED SECURITIES (Cost $356,146)		355,787

TEMPORARY CASH INVESTMENTS — 5.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $3,812,776), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $3,726,243)		3,726,243
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $1,900,093), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $1,863,124)		1,863,122
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $3,806,928), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $3,726,251)		3,726,243
SSgA U.S. Government Money Market Fund	2,175,913	2,175,913

TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,491,521)		11,491,521

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 102.9% (Cost $192,554,823)	199,259,057

OTHER ASSETS AND LIABILITIES — (2.9)%	(5,631,872)

TOTAL NET ASSETS — 100.0%	$193,627,185

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

103,700	CHF for EUR	Deutsche Bank	1/27/12	$110,444	$(6,579)
4,205,495	EUR for GBP	Westpac Group	1/27/12	5,443,726	(238,738)
232,000	AUD for USD	UBS AG	1/27/12	236,671	(1,927)
99,200	AUD for USD	Westpac Group	1/27/12	101,197	94
365,500	CAD for USD	UBS AG	1/27/12	358,579	(2,958)
217,200	CAD for USD	HSBC Holdings plc	1/27/12	213,087	(1,382)
2,142,100	NOK for USD	UBS AG	1/27/12	357,899	(22,950)
1,359,700	NOK for USD	UBS AG	1/27/12	227,177	(8,126)
31,100	NZD for USD	UBS AG	1/27/12	24,172	(367)
99,100	NZD for USD	Westpac Group	1/27/12	77,024	310
2,742,000	SEK for USD	UBS AG	1/27/12	397,972	(18,379)
250,500	SEK for USD	UBS AG	1/27/12	36,357	(660)

				$7,584,305	$(301,662)

(Value on Settlement Date $7,885,967)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

83,943	EUR for CHF	Deutsche Bank	1/27/12	$108,659	$8,364
3,621,520	GBP for EUR	Westpac Group	1/27/12	5,623,110	59,354
373,400	CHF for USD	UBS AG	1/27/12	397,683	27,480
150,700	CHF for USD	UBS AG	1/27/12	160,501	2,303
3,606,950	EUR for USD	Deutsche Bank	1/27/12	4,668,950	336,234
197,100	EUR for USD	UBS AG	1/27/12	255,132	17,152
527,200	EUR for USD	Barclays Bank plc	1/27/12	682,424	20,998
27,700	EUR for USD	UBS AG	1/27/12	35,856	1,196
174,800	GBP for USD	UBS AG	1/27/12	271,411	8,421
49,400	GBP for USD	UBS AG	1/27/12	76,703	773
45,497,000	JPY for USD	UBS AG	1/27/12	591,289	(7,325)
27,898,600	JPY for USD	HSBC Holdings plc	1/27/12	362,577	(3,341)

				$13,234,295	$471,609

(Value on Settlement Date $13,705,904)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Barclays Bank plc/CDX North America High Yield 11 Index	$595,000	Sell*	5.00%	12/20/13	$(53,979)	$49,803	$(4,176)

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

Barclays Bank plc/Community Health Systems, Inc.	250,000	Sell*	5.00	12/20/12	8,109	(4,818)	3,291

$(885)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for forward commitments and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,645,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,872,488, which represented 2.0% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

(4)	Forward commitment. Settlement date is indicated.

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Core Plus - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Corporate Bonds	—	$62,792,182	—
U.S. Government Agency Mortgage-Backed Securities	—	55,505,042	—
U.S. Treasury Securities	—	28,369,271	—
Commercial Mortgage-Backed Securities	—	16,822,473	—
Sovereign Governments and Agencies	—	9,152,935	—
Collateralized Mortgage Obligations	—	7,777,391	—
U.S. Government Agency Securities	—	3,500,014	—
Municipal Securities	—	3,492,441	—
Asset-Backed Securities	—	355,787	—
Temporary Cash Investments	$2,175,913	9,315,608	—

Total Value of Investment Securities	$2,175,913	$197,083,144	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$169,947	—
Swap Agreements	—	44,985	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$214,932	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$192,570,528
Gross tax appreciation of investments	$7,480,366
Gross tax depreciation of investments	(791,837)
Net tax appreciation (depreciation) of investments	$6,688,529

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Diversified Bond Fund

December 31, 2011

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 29.5%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.7%
FHLMC, VRN, 2.61%, 1/15/12	$6,371,449	$6,616,432
FHLMC, VRN, 3.56%, 1/15/12	6,516,419	6,837,843
FHLMC, VRN, 3.69%, 1/15/12	5,977,764	6,249,727
FNMA, VRN, 3.34%, 1/25/12	9,370,719	9,816,460
FNMA, VRN, 3.39%, 1/25/12	3,779,557	3,909,556
FNMA, VRN, 5.04%, 1/25/12(2)	2,102,828	2,234,010

		35,664,028

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 28.8%
FHLMC, 6.50%, 12/1/12(2)	1,131	1,162
FHLMC, 6.00%, 1/1/13(2)	4,048	4,391
FHLMC, 7.00%, 11/1/13(2)	4,863	5,079
FHLMC, 7.00%, 6/1/14(2)	13,082	13,852
FHLMC, 6.50%, 6/1/16(2)	60,410	66,384
FHLMC, 6.50%, 6/1/16(2)	29,274	32,045
FHLMC, 5.00%, 11/1/17(2)	590,644	636,196
FHLMC, 4.50%, 1/1/19(2)	81,674	87,122
FHLMC, 5.00%, 1/1/21(2)	4,367,507	4,746,653
FHLMC, 5.00%, 4/1/21(2)	1,209,019	1,303,396
FHLMC, 7.00%, 9/1/27(2)	8,020	9,315
FHLMC, 6.50%, 1/1/28(2)	13,975	16,014
FHLMC, 7.00%, 2/1/28(2)	2,160	2,509
FHLMC, 6.50%, 3/1/29(2)	78,140	89,547
FHLMC, 6.50%, 6/1/29(2)	58,094	66,574
FHLMC, 7.00%, 8/1/29(2)	8,725	10,178
FHLMC, 7.50%, 8/1/29(2)	24,720	26,896
FHLMC, 5.00%, 4/1/31	13,659,176	14,696,901
FHLMC, 5.00%, 5/1/31	14,468,971	15,568,218
FHLMC, 6.50%, 5/1/31(2)	1,111	1,267
FHLMC, 6.50%, 5/1/31(2)	45,930	52,405
FHLMC, 6.50%, 6/1/31(2)	2,247	2,564
FHLMC, 6.50%, 6/1/31(2)	765	873
FHLMC, 6.50%, 6/1/31(2)	425	484
FHLMC, 6.50%, 6/1/31(2)	2,282	2,604
FHLMC, 6.50%, 6/1/31(2)	5,068	5,783
FHLMC, 5.50%, 12/1/33(2)	1,167,181	1,287,223
FHLMC, 6.00%, 9/1/35	23,351,093	25,913,240
FHLMC, 5.50%, 12/1/37	2,856,939	3,104,344
FHLMC, 5.50%, 1/1/38(2)	5,859,007	6,372,792
FHLMC, 6.00%, 2/1/38	19,951,241	21,947,069
FHLMC, 5.50%, 4/1/38(2)	7,000,867	7,607,126
FHLMC, 6.00%, 8/1/38	636,157	700,988
FHLMC, 4.00%, 4/1/41	48,410,212	51,293,352
FHLMC, 6.50%, 7/1/47(2)	95,391	105,961
FNMA, 4.50%, 1/12/12(3)	22,000,000	23,416,250

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, 5.00%, 1/12/12(3)	$35,000,000	$37,816,415
FNMA, 6.00%, 1/12/12(3)	9,100,000	10,021,378
FNMA, 6.50%, 1/12/12(3)	13,694,000	15,238,857
FNMA, 6.00%, 5/1/13(2)	5,051	5,454
FNMA, 6.00%, 5/1/13(2)	1,465	1,582
FNMA, 6.00%, 7/1/13(2)	14,466	15,621
FNMA, 6.00%, 12/1/13(2)	16,423	17,734
FNMA, 6.00%, 1/1/14(2)	12,514	13,513
FNMA, 6.00%, 2/1/14(2)	19,236	20,772
FNMA, 6.00%, 4/1/14(2)	24,393	26,339
FNMA, 5.50%, 12/1/16(2)	272,494	296,064
FNMA, 5.50%, 12/1/16(2)	111,600	121,253
FNMA, 5.00%, 6/1/18	4,732,097	5,111,839
FNMA, 4.50%, 5/1/19(2)	1,478,591	1,582,744
FNMA, 6.50%, 1/1/26(2)	47,396	53,077
FNMA, 7.00%, 12/1/27(2)	7,859	9,132
FNMA, 6.50%, 1/1/28(2)	5,351	6,118
FNMA, 7.50%, 4/1/28(2)	24,207	28,865
FNMA, 7.00%, 5/1/28(2)	36,654	42,691
FNMA, 7.00%, 6/1/28(2)	3,748	4,365
FNMA, 6.50%, 1/1/29(2)	11,396	13,029
FNMA, 6.50%, 4/1/29(2)	31,550	36,072
FNMA, 7.00%, 7/1/29(2)	35,824	41,811
FNMA, 7.50%, 7/1/29(2)	65,712	78,554
FNMA, 7.50%, 8/1/30(2)	16,627	17,566
FNMA, 7.50%, 9/1/30(2)	23,718	28,347
FNMA, 5.00%, 6/1/31	11,146,538	12,050,846
FNMA, 5.00%, 7/1/31	18,142,389	19,614,264
FNMA, 7.00%, 9/1/31(2)	109,787	127,759
FNMA, 6.50%, 1/1/32(2)	68,589	78,076
FNMA, 7.00%, 6/1/32(2)	683,377	792,834
FNMA, 6.50%, 8/1/32(2)	221,749	252,420
FNMA, 5.50%, 2/1/33	18,062,817	19,748,376
FNMA, 5.00%, 6/1/33	16,109,256	17,486,936
FNMA, 5.50%, 6/1/33(2)	1,015,749	1,114,725
FNMA, 5.50%, 7/1/33(2)	5,599,203	6,121,701
FNMA, 5.00%, 8/1/33	3,083,464	3,335,068
FNMA, 5.50%, 8/1/33(2)	1,337,640	1,462,464
FNMA, 5.50%, 9/1/33(2)	1,999,127	2,212,541
FNMA, 5.00%, 11/1/33(2)	9,949,920	10,761,812
FNMA, 5.50%, 1/1/34(2)	2,285,658	2,501,805
FNMA, 5.50%, 2/1/34	6,344,949	6,975,701
FNMA, 5.00%, 3/1/34	5,805,169	6,278,858
FNMA, 4.50%, 1/1/35	24,635,360	26,313,147
FNMA, 5.00%, 4/1/35	15,524,684	16,791,464
FNMA, 5.00%, 6/1/35	11,332,370	12,257,066
FNMA, 5.00%, 7/1/35	20,798,972	22,496,122
FNMA, 5.00%, 8/1/35(2)	858,107	927,859
FNMA, 4.50%, 9/1/35(2)	3,352,757	3,575,858
FNMA, 5.00%, 10/1/35	6,233,682	6,740,388
FNMA, 5.50%, 12/1/35	30,280,413	33,087,149
FNMA, 5.00%, 2/1/36(2)	4,382,753	4,739,007

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, 5.50%, 4/1/36(2)	$5,056,428	$5,521,956
FNMA, 5.50%, 5/1/36(2)	10,414,020	11,372,803
FNMA, 5.50%, 7/1/36(2)	3,040,459	3,317,533
FNMA, 5.50%, 2/1/37(2)	1,710,819	1,866,725
FNMA, 5.50%, 5/1/37	4,595,827	5,008,896
FNMA, 6.00%, 8/1/37	4,339,980	4,815,497
FNMA, 6.50%, 8/1/37(2)	1,226,655	1,354,347
FNMA, 6.00%, 9/1/37	22,591,848	24,904,780
FNMA, 6.00%, 11/1/37	23,735,311	26,335,908
FNMA, 5.50%, 12/1/37	14,863,357	16,199,260
FNMA, 5.50%, 2/1/38(2)	3,411,142	3,717,732
FNMA, 5.50%, 6/1/38	5,874,375	6,429,894
FNMA, 6.00%, 9/1/38	1,805,785	1,980,784
FNMA, 6.00%, 11/1/38	1,693,844	1,857,995
FNMA, 5.50%, 12/1/38	11,580,771	12,709,218
FNMA, 5.00%, 1/1/39	7,471,661	8,156,049
FNMA, 5.50%, 1/1/39	73,791,592	80,423,905
FNMA, 4.50%, 2/1/39	11,281,996	12,018,624
FNMA, 5.00%, 2/1/39	24,566,556	26,816,798
FNMA, 4.50%, 4/1/39	11,205,274	12,153,995
FNMA, 4.50%, 5/1/39	26,240,084	28,461,762
FNMA, 5.00%, 8/1/39	14,048,947	15,335,800
FNMA, 4.50%, 10/1/39	33,482,657	36,317,544
FNMA, 4.00%, 10/1/40	29,771,999	31,596,286
FNMA, 4.50%, 11/1/40	28,249,258	30,332,071
FNMA, 4.00%, 12/1/40	35,963,604	37,976,226
FNMA, 4.50%, 7/1/41	48,812,666	52,274,330
FNMA, 4.00%, 9/1/41	29,951,282	31,674,237
FNMA, 3.50%, 10/1/41	47,672,271	49,086,099
FNMA, 4.00%, 12/1/41	9,963,438	10,482,100
FNMA, 6.50%, 6/1/47(2)	134,440	148,141
FNMA, 6.50%, 8/1/47(2)	543,829	599,251
FNMA, 6.50%, 8/1/47(2)	319,104	351,624
FNMA, 6.50%, 9/1/47(2)	610,198	672,383
FNMA, 6.50%, 9/1/47(2)	33,247	36,635
FNMA, 6.50%, 9/1/47(2)	284,145	313,102
FNMA, 6.50%, 9/1/47(2)	158,380	174,521
FNMA, 6.50%, 9/1/47(2)	217,654	239,835
GNMA, 4.50%, 1/23/12(3)	20,000,000	21,796,874
GNMA, 7.00%, 11/15/22(2)	39,915	45,685
GNMA, 7.00%, 4/20/26(2)	6,895	7,982
GNMA, 7.50%, 8/15/26(2)	13,765	16,072
GNMA, 8.00%, 8/15/26(2)	7,549	9,015
GNMA, 7.50%, 5/15/27(2)	13,937	16,513
GNMA, 8.00%, 6/15/27(2)	12,919	13,654
GNMA, 7.50%, 11/15/27(2)	2,075	2,156
GNMA, 7.00%, 2/15/28(2)	4,805	5,603
GNMA, 7.50%, 2/15/28(2)	4,253	4,398
GNMA, 6.50%, 3/15/28(2)	14,077	16,322
GNMA, 7.00%, 4/15/28(2)	2,430	2,833
GNMA, 6.50%, 5/15/28(2)	1,558	1,781
GNMA, 6.50%, 5/15/28(2)	37,659	43,666

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

GNMA, 7.00%, 12/15/28(2)	$10,939	$12,756
GNMA, 7.00%, 5/15/31(2)	64,624	75,468
GNMA, 4.50%, 8/15/33	5,737,556	6,296,429
GNMA, 6.00%, 9/20/38(2)	6,497,218	7,347,136
GNMA, 5.50%, 11/15/38	9,168,443	10,357,475
GNMA, 5.50%, 11/15/38	6,041,015	6,824,460
GNMA, 6.00%, 1/20/39	1,573,833	1,779,710
GNMA, 5.00%, 3/20/39	12,225,091	13,540,053
GNMA, 4.50%, 4/15/39	22,339,867	24,425,153
GNMA, 4.50%, 11/15/39	49,804,794	54,547,141
GNMA, 5.00%, 2/20/40	42,620,870	47,307,035
GNMA, 5.00%, 8/20/40	58,670,170	64,962,546
GNMA, 4.00%, 11/20/40	75,511,060	80,936,054
GNMA, 4.50%, 12/15/40	15,039,118	16,471,123

		1,437,589,934

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,415,601,974)		1,473,253,962

CORPORATE BONDS — 29.4%

AEROSPACE AND DEFENSE — 0.5%
L-3 Communications Corp., 5.20%, 10/15/19(2)	290,000	294,556
L-3 Communications Corp., 4.75%, 7/15/20	2,150,000	2,127,255
Lockheed Martin Corp., 7.65%, 5/1/16(2)	1,700,000	2,081,113
Lockheed Martin Corp., 4.25%, 11/15/19(2)	3,980,000	4,239,022
Lockheed Martin Corp., 4.85%, 9/15/41(2)	3,400,000	3,452,479
Northrop Grumman Corp., 3.70%, 8/1/14(2)	1,300,000	1,374,266
Raytheon Co., 4.40%, 2/15/20(2)	100,000	109,991
Raytheon Co., 3.125%, 10/15/20(2)	920,000	928,580
United Technologies Corp., 6.125%, 2/1/19(2)	2,660,000	3,290,811
United Technologies Corp., 6.05%, 6/1/36(2)	1,027,000	1,305,716
United Technologies Corp., 5.70%, 4/15/40(2)	2,620,000	3,240,571

		22,444,360

AUTOMOBILES — 0.6%
American Honda Finance Corp., 2.375%, 3/18/13(2)(4)	3,120,000	3,164,925
American Honda Finance Corp., 2.50%, 9/21/15(2)(4)	5,960,000	6,070,785
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	5,550,000	5,524,836
Ford Motor Credit Co. LLC, 7.00%, 10/1/13(2)	500,000	531,486
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(2)	3,040,000	3,154,368
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	7,070,000	7,379,206
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)(4)	2,150,000	2,178,481

		28,004,087

BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)	14,170,000	18,373,219
Coca-Cola Co. (The), 1.80%, 9/1/16	1,370,000	1,395,364
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21(2)	2,270,000	2,307,101
PepsiCo, Inc., 3.00%, 8/25/21	1,000,000	1,033,641
PepsiCo, Inc., 4.875%, 11/1/40(2)	1,100,000	1,273,697

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Pernod-Ricard SA, 4.45%, 1/15/22(4)	$1,140,000	$1,196,181
SABMiller plc, 5.50%, 8/15/13(2)(4)	1,621,000	1,728,873

		27,308,076

BIOTECHNOLOGY — 0.2%
Amgen, Inc., 5.85%, 6/1/17(2)	2,560,000	2,948,157
Amgen, Inc., 3.875%, 11/15/21(2)	2,600,000	2,627,979
Gilead Sciences, Inc., 4.40%, 12/1/21(2)	5,470,000	5,800,180

		11,376,316

CAPITAL MARKETS — 0.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20(2)	1,900,000	2,047,246
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)	8,977,000	10,043,980
Jefferies Group, Inc., 5.125%, 4/13/18	4,080,000	3,631,200

		15,722,426

CHEMICALS — 0.4%
Ashland, Inc., 9.125%, 6/1/17(2)	450,000	504,000
CF Industries, Inc., 6.875%, 5/1/18	4,130,000	4,739,175
CF Industries, Inc., 7.125%, 5/1/20	2,460,000	2,915,100
Dow Chemical Co. (The), 5.90%, 2/15/15(2)	3,751,000	4,177,417
Dow Chemical Co. (The), 2.50%, 2/15/16(2)	2,960,000	2,979,246
Ecolab, Inc., 3.00%, 12/8/16(2)	2,340,000	2,423,842
Ecolab, Inc., 4.35%, 12/8/21(2)	3,290,000	3,519,047
Rohm & Haas Co., 5.60%, 3/15/13(2)	550,000	574,843

		21,832,670

COMMERCIAL BANKS — 2.1%
Bank of America N.A., 5.30%, 3/15/17(2)	6,439,000	5,815,093
Barclays Bank plc, 5.00%, 9/22/16(2)	3,590,000	3,722,704
BB&T Corp., 5.70%, 4/30/14(2)	1,680,000	1,839,109
BB&T Corp., 3.20%, 3/15/16	4,400,000	4,592,007
Capital One Financial Corp., 4.75%, 7/15/21	2,220,000	2,288,125
Fifth Third Bancorp, 6.25%, 5/1/13(2)	3,882,000	4,082,498
Fifth Third Capital Trust IV, 6.50%, 4/15/17(2)	2,380,000	2,344,300
HSBC Bank plc, 3.50%, 6/28/15(2)(4)	3,940,000	3,975,693
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)	840,000	953,290
JPMorgan Chase Bank N.A., 5.875%, 6/13/16(2)	8,510,000	9,222,347
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(2)	5,020,000	5,444,306
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	6,840,000	7,056,951
National Australia Bank Ltd., 2.75%, 9/28/15(2)(4)	2,210,000	2,197,677
Northern Trust Co. (The), 6.50%, 8/15/18(2)	2,480,000	2,962,625
PNC Funding Corp., 3.625%, 2/8/15(2)	2,800,000	2,943,760
PNC Funding Corp., 4.25%, 9/21/15(2)	430,000	461,450
PNC Funding Corp., 4.375%, 8/11/20(2)	1,720,000	1,862,409
Royal Bank of Canada, 2.30%, 7/20/16	3,330,000	3,389,464
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	5,450,000	5,115,675
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)	8,700,000	8,309,126
SunTrust Bank, 7.25%, 3/15/18(2)	320,000	365,190
SunTrust Banks, Inc., 3.60%, 4/15/16(2)	1,141,000	1,163,299
Toronto-Dominion Bank (The), 2.50%, 7/14/16	2,620,000	2,675,515
Toronto-Dominion Bank (The), 2.375%, 10/19/16	4,700,000	4,789,159

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. Bancorp., 3.44%, 2/1/16	$2,760,000	$2,853,810
Wachovia Bank N.A., 4.80%, 11/1/14(2)	1,500,000	1,577,462
Wachovia Bank N.A., 4.875%, 2/1/15(2)	3,320,000	3,520,747
Wells Fargo & Co., 3.68%, 6/15/16(2)	3,300,000	3,452,737
Wells Fargo & Co., 5.625%, 12/11/17(2)	550,000	627,702
Wells Fargo & Co., 4.60%, 4/1/21(2)	2,100,000	2,306,533
Wells Fargo Bank N.A., Series AI, 4.75%, 2/9/15(2)	2,400,000	2,506,054
Westpac Banking Corp., 3.00%, 8/4/15(2)	2,520,000	2,551,825

		106,968,642

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Corrections Corp. of America, 6.25%, 3/15/13(2)	2,716,000	2,722,790
Corrections Corp. of America, 7.75%, 6/1/17(2)	2,800,000	3,052,000
Republic Services, Inc., 3.80%, 5/15/18(2)	1,550,000	1,607,372
Republic Services, Inc., 5.50%, 9/15/19(2)	6,641,000	7,673,994
Republic Services, Inc., 5.70%, 5/15/41(2)	100,000	114,919
Waste Management, Inc., 2.60%, 9/1/16	3,400,000	3,455,617
Waste Management, Inc., 4.75%, 6/30/20(2)	1,120,000	1,230,416
Waste Management, Inc., 6.125%, 11/30/39(2)	2,070,000	2,543,693

		22,400,801

COMMUNICATIONS EQUIPMENT — 0.1%
American Tower Corp., 4.625%, 4/1/15(2)	4,400,000	4,590,309

CONSUMER FINANCE — 0.7%
American Express Centurion Bank, 6.00%, 9/13/17(2)	4,840,000	5,481,131
American Express Credit Corp., 2.80%, 9/19/16	3,310,000	3,330,598
American Express Credit Corp., MTN, 2.75%, 9/15/15(2)	4,800,000	4,830,523
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	3,000,000	3,435,831
Credit Suisse (New York), 5.50%, 5/1/14(2)	2,320,000	2,413,032
Credit Suisse (New York), 6.00%, 2/15/18(2)	2,660,000	2,626,021
Credit Suisse (New York), 5.30%, 8/13/19(2)	3,300,000	3,407,570
HSBC Finance Corp., 4.75%, 7/15/13(2)	1,400,000	1,430,295
John Deere Capital Corp., MTN, 3.15%, 10/15/21	660,000	673,774
PNC Bank N.A., 6.00%, 12/7/17(2)	1,830,000	2,035,791
SLM Corp., 5.00%, 10/1/13(2)	4,050,000	4,060,125
SLM Corp., 6.25%, 1/25/16(2)	2,900,000	2,823,167

		36,547,858

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(2)	2,950,000	3,222,875
Ball Corp., 6.75%, 9/15/20(2)	3,450,000	3,769,125

		6,992,000

DIVERSIFIED FINANCIAL SERVICES — 4.4%
Bank of America Corp., 4.50%, 4/1/15(2)	5,420,000	5,234,880
Bank of America Corp., 3.75%, 7/12/16	3,620,000	3,355,921
Bank of America Corp., 6.50%, 8/1/16(2)	13,040,000	13,147,606
Bank of America Corp., 5.75%, 12/1/17(2)	2,890,000	2,733,680
Bank of America Corp., 5.625%, 7/1/20(2)	5,080,000	4,698,731
BNP Paribas SA, 3.60%, 2/23/16(2)	1,480,000	1,389,772
Citigroup, Inc., 6.00%, 12/13/13(2)	7,270,000	7,527,234
Citigroup, Inc., 6.01%, 1/15/15(2)	12,960,000	13,550,600

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Citigroup, Inc., 4.75%, 5/19/15	$1,420,000	$1,439,453
Citigroup, Inc., 6.125%, 5/15/18(2)	13,080,000	13,936,478
Citigroup, Inc., 4.50%, 1/14/22	2,670,000	2,572,687
Citigroup, Inc., 8.125%, 7/15/39(2)	1,180,000	1,446,855
Deutsche Bank AG (London), 4.875%, 5/20/13(2)	810,000	828,349
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	3,180,000	3,237,342
General Electric Capital Corp., 3.75%, 11/14/14(2)	9,460,000	9,979,628
General Electric Capital Corp., 2.25%, 11/9/15(2)	5,220,000	5,249,112
General Electric Capital Corp., 5.625%, 9/15/17(2)	5,480,000	6,074,070
General Electric Capital Corp., 4.375%, 9/16/20(2)	6,970,000	7,132,805
General Electric Capital Corp., 5.30%, 2/11/21(2)	1,870,000	2,001,841
General Electric Capital Corp., MTN, 3.35%, 10/17/16	2,280,000	2,377,538
General Electric Capital Corp., MTN, 6.00%, 8/7/19(2)	8,480,000	9,752,449
General Electric Capital Corp., MTN, 5.875%, 1/14/38(2)	2,150,000	2,281,840
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(2)	3,520,000	3,600,837
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(2)	3,790,000	3,716,766
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)	7,410,000	7,167,775
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	9,690,000	10,713,642
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(2)	7,120,000	7,036,817
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)	2,210,000	2,171,508
HSBC Holdings plc, 5.10%, 4/5/21	2,800,000	2,979,668
HSBC Holdings plc, 6.80%, 6/1/38(2)	1,620,000	1,680,413
JP Morgan Chase Capital XXV, Series Y, 6.80%, 10/1/37(2)	2,430,000	2,463,412
JPMorgan Chase & Co., 3.45%, 3/1/16	4,600,000	4,678,789
JPMorgan Chase & Co., 3.15%, 7/5/16	2,240,000	2,253,301
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	13,980,000	15,613,130
Morgan Stanley, 4.20%, 11/20/14(2)	3,750,000	3,619,545
Morgan Stanley, 6.00%, 4/28/15(2)	6,310,000	6,326,614
Morgan Stanley, 6.625%, 4/1/18(2)	5,770,000	5,703,287
Morgan Stanley, 5.625%, 9/23/19(2)	4,780,000	4,432,059
Morgan Stanley, 5.50%, 7/24/20(2)	3,500,000	3,186,519
Morgan Stanley, 5.75%, 1/25/21(2)	3,920,000	3,661,633
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	1,920,000	1,903,866
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	7,130,000	7,433,845

		220,292,297

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc., 6.70%, 11/15/13(2)	2,170,000	2,393,631
AT&T, Inc., 5.10%, 9/15/14(2)	1,000,000	1,102,286
AT&T, Inc., 3.875%, 8/15/21(2)	3,160,000	3,347,871
AT&T, Inc., 6.80%, 5/15/36(2)	1,000,000	1,268,123
AT&T, Inc., 6.55%, 2/15/39(2)	9,690,000	12,347,104
British Telecommunications plc, 5.15%, 1/15/13(2)	2,060,000	2,133,437
British Telecommunications plc, 5.95%, 1/15/18(2)	6,730,000	7,444,780
CenturyLink, Inc., 6.15%, 9/15/19(2)	3,300,000	3,319,104
CenturyLink, Inc., Series P, 7.60%, 9/15/39(2)	1,640,000	1,611,472
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	4,800,000	5,730,125
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(2)	800,000	1,117,342
France Telecom SA, 4.375%, 7/8/14(2)	3,140,000	3,319,215
Telecom Italia Capital SA, 6.18%, 6/18/14(2)	4,155,000	3,999,217

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Telecom Italia Capital SA, 7.00%, 6/4/18(2)	$3,100,000	$2,901,092
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	2,800,000	2,770,477
Telefonica Emisiones SAU, 5.46%, 2/16/21	4,730,000	4,520,035
Verizon Communications, Inc., 6.10%, 4/15/18(2)	1,854,000	2,229,713
Verizon Communications, Inc., 8.75%, 11/1/18(2)	2,670,000	3,610,369
Verizon Communications, Inc., 7.35%, 4/1/39(2)	3,660,000	5,125,318
Windstream Corp., 7.875%, 11/1/17(2)	6,000,000	6,525,000

		76,815,711

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17(2)	6,000,000	6,630,000

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16(2)	3,484,000	3,902,080
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	3,680,000	3,762,800

		7,664,880

ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16(2)	2,580,000	2,635,060
Pride International, Inc., 6.875%, 8/15/20(2)	800,000	939,194
Transocean, Inc., 6.50%, 11/15/20(2)	2,190,000	2,265,290
Transocean, Inc., 6.375%, 12/15/21(2)	1,030,000	1,096,391
Weatherford International Ltd., 9.625%, 3/1/19(2)	3,400,000	4,401,990

		11,337,925

FOOD AND STAPLES RETAILING — 0.7%
CVS Caremark Corp., 6.60%, 3/15/19(2)	6,730,000	8,212,935
Delhaize Group SA, 5.875%, 2/1/14(2)	4,310,000	4,681,001
Delhaize Group SA, 6.50%, 6/15/17(2)	550,000	647,335
Kroger Co. (The), 6.40%, 8/15/17(2)	2,000,000	2,382,092
Safeway, Inc., 4.75%, 12/1/21	4,120,000	4,227,021
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	1,060,000	1,290,398
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	640,000	861,000
Wal-Mart Stores, Inc., 5.625%, 4/1/40(2)	940,000	1,192,902
Wal-Mart Stores, Inc., 4.875%, 7/8/40	3,440,000	3,980,152
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	2,830,000	3,337,247
Wal-Mart Stores, Inc., 5.625%, 4/15/41(2)	3,670,000	4,752,279

		35,564,362

FOOD PRODUCTS — 0.5%
General Mills, Inc., 5.25%, 8/15/13(2)	4,970,000	5,314,073
Kellogg Co., 4.45%, 5/30/16(2)	2,400,000	2,667,317
Kraft Foods, Inc., 6.125%, 2/1/18(2)	2,800,000	3,285,450
Kraft Foods, Inc., 5.375%, 2/10/20(2)	6,090,000	7,036,356
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	1,900,000	1,985,760
Mead Johnson Nutrition Co., 5.90%, 11/1/39(2)	2,600,000	3,044,449
Tyson Foods, Inc., 6.85%, 4/1/16(2)	2,580,000	2,844,450

		26,177,855

GAS UTILITIES — 1.2%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	950,000	1,141,407

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

El Paso Corp., 7.25%, 6/1/18(2)	$5,150,000	$5,663,012
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20(2)	3,360,000	3,718,751
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	2,470,000	2,876,362
Enbridge Energy Partners LP, 5.20%, 3/15/20(2)	1,610,000	1,791,004
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	2,970,000	3,315,803
Enterprise Products Operating LLC, 3.70%, 6/1/15(2)	2,500,000	2,623,460
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	6,370,000	7,471,010
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	2,775,000	3,115,817
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	3,630,000	4,273,690
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(2)	2,340,000	2,551,943
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	3,270,000	3,640,484
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	3,450,000	4,085,424
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(2)	2,750,000	2,915,091
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(2)	5,060,000	6,471,452
Williams Partners LP, 4.125%, 11/15/20(2)	3,580,000	3,679,499

		59,334,209

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(2)	2,320,000	2,436,710
Covidien International Finance SA, 1.875%, 6/15/13(2)	3,580,000	3,615,693

		6,052,403

HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Express Scripts, Inc., 7.25%, 6/15/19(2)	8,020,000	9,568,486
HCA, Inc., 7.875%, 2/15/20(2)	7,340,000	7,963,900
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	7,061,000	7,632,736
Universal Health Services, Inc., 7.125%, 6/30/16(2)	4,140,000	4,522,950
WellPoint, Inc., 5.80%, 8/15/40(2)	1,470,000	1,748,493

		31,436,565

HOTELS, RESTAURANTS AND LEISURE — 0.2%
International Game Technology, 5.50%, 6/15/20(2)	2,150,000	2,245,400
McDonald's Corp., 5.35%, 3/1/18(2)	1,550,000	1,854,079
Wyndham Worldwide Corp., 6.00%, 12/1/16(2)	3,080,000	3,325,719
Yum! Brands, Inc., 3.75%, 11/1/21(2)	1,370,000	1,394,022

		8,819,220

HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	2,620,000	2,758,860

HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	4,960,000	5,381,600

INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Co., 5.00%, 2/1/13(2)	2,708,000	2,822,976
General Electric Co., 5.25%, 12/6/17(2)	4,251,000	4,886,699

		7,709,675

INSURANCE — 1.3%
Allstate Corp. (The), 7.45%, 5/16/19	4,840,000	5,891,529
American International Group, Inc., 3.65%, 1/15/14	1,680,000	1,632,595
American International Group, Inc., 5.85%, 1/16/18(2)	8,120,000	7,959,378
American International Group, Inc., 8.25%, 8/15/18(2)	2,050,000	2,174,909

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	$2,770,000	$3,023,092
Berkshire Hathaway, Inc., 3.75%, 8/15/21	1,230,000	1,280,089
CNA Financial Corp., 5.875%, 8/15/20(2)	1,640,000	1,686,956
CNA Financial Corp., 5.75%, 8/15/21	1,080,000	1,103,680
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(2)(4)	1,620,000	1,729,350
Genworth Financial, Inc., 7.20%, 2/15/21(2)	1,680,000	1,535,582
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	3,780,000	3,801,743
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	2,420,000	2,551,014
International Lease Finance Corp., 5.75%, 5/15/16(2)	3,170,000	2,943,621
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)(4)	2,158,000	2,117,771
Lincoln National Corp., 6.25%, 2/15/20(2)	4,240,000	4,574,133
MetLife, Inc., 6.75%, 6/1/16(2)	5,100,000	5,882,223
MetLife, Inc., 5.70%, 6/15/35(2)	1,670,000	1,866,973
Prudential Financial, Inc., 7.375%, 6/15/19(2)	3,690,000	4,366,930
Prudential Financial, Inc., 5.375%, 6/21/20(2)	1,000,000	1,071,693
Prudential Financial, Inc., 5.40%, 6/13/35(2)	600,000	580,468
Prudential Financial, Inc., 5.625%, 5/12/41(2)	1,640,000	1,615,079
Prudential Financial, Inc., MTN, 3.625%, 9/17/12(2)	1,850,000	1,879,058
Prudential Financial, Inc., MTN, 5.70%, 12/14/36(2)	1,275,000	1,267,896
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/41(2)(4)	2,920,000	2,574,511

		65,110,273

INTERNET SOFTWARE AND SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(2)	1,220,000	1,233,343
Google, Inc., 2.125%, 5/19/16(2)	2,880,000	2,998,457

		4,231,800

IT SERVICES — 0.2%
International Business Machines Corp., 1.95%, 7/22/16	7,940,000	8,182,218

LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(2)	500,000	506,164

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(2)	3,450,000	4,341,853

MEDIA — 2.9%
British Sky Broadcasting Group plc, 6.10%, 2/15/18(2)(4)	920,000	1,031,607
CBS Corp., 4.30%, 2/15/21(2)	2,980,000	3,081,454
Comcast Corp., 5.90%, 3/15/16(2)	8,444,000	9,675,878
Comcast Corp., 6.50%, 11/15/35(2)	3,730,000	4,503,169
Comcast Corp., 6.40%, 5/15/38(2)	4,900,000	5,896,812
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	3,430,000	3,707,844
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(2)	4,120,000	4,292,274
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	8,510,000	9,121,009
Discovery Communications LLC, 5.625%, 8/15/19(2)	2,803,000	3,193,363
Discovery Communications LLC, 4.375%, 6/15/21(2)	4,740,000	5,011,265
DISH DBS Corp., 7.00%, 10/1/13(2)	1,815,000	1,946,588
DISH DBS Corp., 7.125%, 2/1/16(2)	1,770,000	1,916,025
DISH DBS Corp., 6.75%, 6/1/21(2)	4,190,000	4,535,675
Embarq Corp., 7.08%, 6/1/16(2)	944,000	1,024,411
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	6,040,000	6,930,900
Lamar Media Corp., 9.75%, 4/1/14(2)	3,380,000	3,802,500

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

NBCUniversal Media LLC, 5.15%, 4/30/20(2)	$3,950,000	$4,403,855
NBCUniversal Media LLC, 4.375%, 4/1/21	5,630,000	5,950,651
News America, Inc., 4.50%, 2/15/21(2)	3,600,000	3,780,281
News America, Inc., 6.90%, 8/15/39(2)	4,090,000	4,735,422
Omnicom Group, Inc., 4.45%, 8/15/20(2)	3,840,000	3,963,875
Qwest Corp., 7.50%, 10/1/14(2)	800,000	885,248
SBA Telecommunications, Inc., 8.00%, 8/15/16(2)	1,750,000	1,894,375
SBA Telecommunications, Inc., 8.25%, 8/15/19(2)	2,765,000	3,020,763
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	9,700,000	11,533,232
Time Warner, Inc., 3.15%, 7/15/15(2)	3,500,000	3,644,067
Time Warner, Inc., 4.875%, 3/15/20(2)	3,450,000	3,743,602
Time Warner, Inc., 7.70%, 5/1/32(2)	2,740,000	3,579,769
Time Warner, Inc., 6.10%, 7/15/40(2)	2,000,000	2,348,772
Viacom, Inc., 4.375%, 9/15/14(2)	3,580,000	3,838,018
Viacom, Inc., 4.50%, 3/1/21(2)	5,090,000	5,382,161
Viacom, Inc., 3.875%, 12/15/21	2,110,000	2,157,578
Virgin Media Secured Finance plc, 6.50%, 1/15/18(2)	7,440,000	7,942,200
Virgin Media Secured Finance plc, 5.25%, 1/15/21(2)	2,200,000	2,334,215

		144,808,858

METALS AND MINING — 1.0%
Anglo American Capital plc, 9.375%, 4/8/19(2)(4)	2,250,000	2,866,118
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	4,080,000	4,058,658
ArcelorMittal, 9.85%, 6/1/19(2)	3,850,000	4,286,605
ArcelorMittal, 5.25%, 8/5/20(2)	2,710,000	2,464,152
Barrick North America Finance LLC, 4.40%, 5/30/21	3,250,000	3,525,194
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	3,785,000	4,025,824
Newmont Mining Corp., 6.25%, 10/1/39(2)	2,640,000	3,131,146
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	1,660,000	1,699,262
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	3,760,000	3,946,383
Teck Resources Ltd., 5.375%, 10/1/15(2)	1,589,000	1,732,847
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,680,307
Teck Resources Ltd., 3.85%, 8/15/17	800,000	826,173
Vale Overseas Ltd., 5.625%, 9/15/19(2)	5,950,000	6,582,211
Vale Overseas Ltd., 4.625%, 9/15/20	4,470,000	4,643,145
Xstrata Canada Financial Corp., 2.85%, 11/10/14(4)	1,000,000	1,005,929
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	1,000,000	1,023,213

		48,497,167

MULTI-UTILITIES — 1.5%
Carolina Power & Light Co., 5.15%, 4/1/15(2)	1,123,000	1,263,294
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	2,331,000	2,567,704
CMS Energy Corp., 4.25%, 9/30/15	1,210,000	1,229,204
CMS Energy Corp., 8.75%, 6/15/19(2)	6,660,000	7,921,477
Dominion Resources, Inc., 6.40%, 6/15/18(2)	4,350,000	5,255,544
Dominion Resources, Inc., 4.90%, 8/1/41	4,820,000	5,214,695
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18(2)	1,670,000	2,153,044
Duke Energy Corp., 3.95%, 9/15/14(2)	4,010,000	4,281,653
Duke Energy Corp., 3.55%, 9/15/21	400,000	409,794
Edison International, 3.75%, 9/15/17(2)	2,920,000	3,009,387
Exelon Generation Co. LLC, 5.20%, 10/1/19(2)	3,000,000	3,299,715
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	5,220,000	5,801,174

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Florida Power Corp., 5.65%, 6/15/18(2)	$790,000	$944,955
Florida Power Corp., 6.35%, 9/15/37(2)	1,307,000	1,758,133
Ipalco Enterprises, Inc., 5.00%, 5/1/18(2)	2,370,000	2,334,450
Niagara Mohawk Power Corp., 4.88%, 8/15/19(4)	1,600,000	1,791,547
Nisource Finance Corp., 4.45%, 12/1/21	1,600,000	1,637,474
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	2,247,000	2,741,380
PacifiCorp, 6.00%, 1/15/39(2)	2,340,000	2,993,440
PG&E Corp., 5.75%, 4/1/14(2)	1,030,000	1,122,961
PPL Electric Utilities Corp., 5.20%, 7/15/41	380,000	454,726
Public Service Company of Colorado, 4.75%, 8/15/41	1,100,000	1,262,890
San Diego Gas & Electric Co., 3.00%, 8/15/21	2,470,000	2,544,389
Sempra Energy, 8.90%, 11/15/13(2)	3,740,000	4,219,412
Sempra Energy, 6.50%, 6/1/16(2)	2,090,000	2,440,840
Sempra Energy, 9.80%, 2/15/19(2)	1,840,000	2,487,717
Southern California Edison Co., 5.625%, 2/1/36(2)	780,000	967,498
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,169,221
Xcel Energy, Inc., 4.80%, 9/15/41	1,210,000	1,321,166

		74,598,884

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	1,296,000	1,304,972
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	2,650,000	2,965,122

		4,270,094

OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(2)	1,370,000	1,438,849
Xerox Corp., 4.25%, 2/15/15(2)	3,600,000	3,797,712

		5,236,561

OIL, GAS AND CONSUMABLE FUELS — 2.1%
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	4,240,000	4,812,239
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	3,750,000	4,282,087
Arch Western Finance LLC, 6.75%, 7/1/13(2)	1,577,000	1,588,828
BP Capital Markets plc, 3.20%, 3/11/16(2)	820,000	860,389
BP Capital Markets plc, 2.25%, 11/1/16	4,290,000	4,323,260
BP Capital Markets plc, 4.50%, 10/1/20(2)	2,260,000	2,492,730
Cenovus Energy, Inc., 4.50%, 9/15/14(2)	2,260,000	2,436,526
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	2,400,000	2,550,000
ConocoPhillips, 5.75%, 2/1/19(2)	4,200,000	5,067,031
ConocoPhillips Holding Co., 6.95%, 4/15/29(2)	3,089,000	4,216,859
Devon Energy Corp., 5.60%, 7/15/41(2)	3,840,000	4,625,572
EOG Resources, Inc., 5.625%, 6/1/19(2)	1,800,000	2,129,706
Hess Corp., 6.00%, 1/15/40(2)	2,100,000	2,488,964
Marathon Petroleum Corp., 3.50%, 3/1/16(2)	2,660,000	2,710,721
Marathon Petroleum Corp., 5.125%, 3/1/21(2)	4,010,000	4,195,258
Newfield Exploration Co., 6.875%, 2/1/20(2)	6,000,000	6,450,000
Newfield Exploration Co., 5.75%, 1/30/22(2)	1,600,000	1,736,000
Nexen, Inc., 6.20%, 7/30/19(2)	2,850,000	3,316,089
Nexen, Inc., 5.875%, 3/10/35(2)	2,315,000	2,365,939
Noble Energy, Inc., 4.15%, 12/15/21	3,000,000	3,108,429
Occidental Petroleum Corp., 1.75%, 2/15/17	2,050,000	2,079,385
Peabody Energy Corp., 7.375%, 11/1/16(2)	1,580,000	1,745,900

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Peabody Energy Corp., 6.50%, 9/15/20(2)	$2,200,000	$2,321,000
Pemex Project Funding Master Trust, 6.625%, 6/15/35(2)	2,000,000	2,287,500
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(2)	4,120,000	4,428,069
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	5,950,000	6,278,583
Petroleos Mexicanos, 6.00%, 3/5/20(2)	3,600,000	4,015,080
Petroleos Mexicanos, 6.50%, 6/2/41(2)(4)	1,760,000	1,988,800
Shell International Finance BV, 6.375%, 12/15/38(2)	10,000	13,788
Suncor Energy, Inc., 6.10%, 6/1/18(2)	3,065,000	3,632,172
Suncor Energy, Inc., 6.85%, 6/1/39(2)	1,650,000	2,116,835
Talisman Energy, Inc., 7.75%, 6/1/19(2)	6,020,000	7,431,708
Talisman Energy, Inc., 3.75%, 2/1/21(2)	2,100,000	2,067,706

		106,163,153

PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(2)(4)	8,100,000	8,984,698
International Paper Co., 4.75%, 2/15/22	1,600,000	1,703,411

		10,688,109

PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 1.45%, 8/15/16(2)	3,820,000	3,869,958

PHARMACEUTICALS — 0.7%
Abbott Laboratories, 5.30%, 5/27/40(2)	1,835,000	2,201,666
AstraZeneca plc, 5.90%, 9/15/17(2)	830,000	1,004,050
Pfizer, Inc., 7.20%, 3/15/39(2)	3,460,000	5,116,804
Roche Holdings, Inc., 6.00%, 3/1/19(2)(4)	8,353,000	10,164,490
Roche Holdings, Inc., 7.00%, 3/1/39(2)(4)	3,820,000	5,422,066
Sanofi, 4.00%, 3/29/21(2)	2,172,000	2,410,197
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	6,850,000	7,355,797

		33,675,070

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Boston Properties LP, 5.00%, 6/1/15(2)	1,500,000	1,625,991
Developers Diversified Realty Corp., 5.375%, 10/15/12(2)	1,750,000	1,766,765
Developers Diversified Realty Corp., 4.75%, 4/15/18(2)	7,620,000	7,298,657
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	878,050
HCP, Inc., 3.75%, 2/1/16(2)	3,340,000	3,402,171
HCP, Inc., 5.375%, 2/1/21	1,550,000	1,627,333
Kimco Realty Corp., 6.875%, 10/1/19(2)	2,570,000	2,960,882
Reckson Operating Partnership LP, 6.00%, 3/31/16(2)	1,660,000	1,724,245
Reckson Operating Partnership LP, 7.75%, 3/15/20(2)	3,805,000	4,178,274
Simon Property Group LP, 5.10%, 6/15/15(2)	60,000	65,624
Simon Property Group LP, 5.75%, 12/1/15(2)	2,980,000	3,337,466
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership, 5.00%, 8/15/18(2)	1,180,000	1,141,041
UDR, Inc., 4.25%, 6/1/18(2)	2,540,000	2,630,279
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	4,560,000	4,464,062
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	730,000	705,610
Vornado Realty LP, 5.00%, 1/15/22	2,860,000	2,888,225
WEA Finance LLC, 4.625%, 5/10/21(2)(4)	5,040,000	4,954,154

		45,648,829

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19(2)	$3,340,000	$3,640,002
ProLogis LP, 6.875%, 3/15/20(2)	144,000	160,090

		3,800,092

ROAD AND RAIL — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(2)	4,310,000	4,471,423
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	1,480,000	1,644,394
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,520,000	2,785,336
CSX Corp., 5.75%, 3/15/13(2)	1,680,000	1,769,151
CSX Corp., 4.25%, 6/1/21(2)	2,420,000	2,589,816
CSX Corp., 4.75%, 5/30/42	2,420,000	2,501,905
Norfolk Southern Corp., 5.75%, 1/15/16(2)	260,000	301,313
Norfolk Southern Corp., 5.75%, 4/1/18(2)	2,400,000	2,832,420
Union Pacific Corp., 4.75%, 9/15/41	3,640,000	3,973,380

		22,869,138

SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17(2)	5,123,000	5,754,615
Oracle Corp., 5.25%, 1/15/16(2)	4,000,000	4,623,912
Oracle Corp., 5.375%, 7/15/40(2)	3,430,000	4,186,651

		14,565,178

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.40%, 3/1/16(2)	3,515,000	4,064,324
Home Depot, Inc. (The), 5.95%, 4/1/41(2)	2,290,000	2,960,077

		7,024,401

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21(2)	2,600,000	2,483,346
Hanesbrands, Inc., 6.375%, 12/15/20(2)	3,230,000	3,294,600
Ltd. Brands, Inc., 6.90%, 7/15/17(2)	3,550,000	3,842,875

		9,620,821

TOBACCO — 0.3%
Altria Group, Inc., 9.25%, 8/6/19(2)	3,535,000	4,752,157
Altria Group, Inc., 10.20%, 2/6/39(2)	2,550,000	3,973,884
Philip Morris International, Inc., 4.125%, 5/17/21(2)	4,240,000	4,662,253

		13,388,294

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32(2)	1,190,000	1,703,188
America Movil SAB de CV, 5.00%, 10/16/19(2)	2,090,000	2,323,127
America Movil SAB de CV, 5.00%, 3/30/20(2)	1,200,000	1,331,274
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14(2)	7,070,000	7,685,846
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	2,490,000	3,364,456
Vodafone Group plc, 5.00%, 12/16/13(2)	3,970,000	4,262,430

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Vodafone Group plc, 5.625%, 2/27/17(2)	$3,320,000	$3,860,220

		24,530,541

TOTAL CORPORATE BONDS (Cost $1,389,014,274)		1,465,790,563

U.S. TREASURY SECURITIES — 18.9%

U.S. Treasury Bonds, 10.625%, 8/15/15(2)	19,570,000	26,661,072
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	9,735,000	15,243,647
U.S. Treasury Bonds, 6.75%, 8/15/26(2)	6,000,000	9,263,436
U.S. Treasury Bonds, 6.125%, 11/15/27(2)	13,206,000	19,621,224
U.S. Treasury Bonds, 5.50%, 8/15/28(2)	8,000,000	11,288,752
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	12,500,000	17,261,725
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	13,000,000	18,522,972
U.S. Treasury Bonds, 4.75%, 2/15/37(2)	5,160,000	7,004,700
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	6,300,000	8,001,000
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	36,250,000	46,977,752
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	41,500,000	55,869,375
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	26,000,000	33,804,056
U.S. Treasury Bonds, 3.125%, 11/15/41(2)	9,200,000	9,615,435
U.S. Treasury Notes, 1.375%, 10/15/12(2)	55,000,000	55,543,565
U.S. Treasury Notes, 0.50%, 11/30/12(2)	23,970,000	24,050,539
U.S. Treasury Notes, 1.375%, 1/15/13(2)	30,000,000	30,377,340
U.S. Treasury Notes, 1.375%, 5/15/13(2)	69,700,000	70,821,752
U.S. Treasury Notes, 0.375%, 6/30/13(2)	55,000,000	55,146,080
U.S. Treasury Notes, 1.25%, 3/15/14(2)	62,480,000	63,822,383
U.S. Treasury Notes, 2.375%, 8/31/14(2)	45,900,000	48,363,545
U.S. Treasury Notes, 2.625%, 12/31/14(2)	51,800,000	55,260,085
U.S. Treasury Notes, 2.25%, 1/31/15(2)	80,000,000	84,537,520
U.S. Treasury Notes, 1.25%, 9/30/15(2)	20,500,000	21,041,323
U.S. Treasury Notes, 2.00%, 4/30/16(2)	38,000,000	40,143,428
U.S. Treasury Notes, 3.00%, 8/31/16(2)	10,000,000	11,017,970
U.S. Treasury Notes, 0.875%, 11/30/16(2)	58,800,000	58,997,568
U.S. Treasury Notes, 2.375%, 7/31/17(2)	20,000,000	21,503,120
U.S. Treasury Notes, 2.625%, 4/30/18(2)	8,380,000	9,125,694
U.S. Treasury Notes, 1.375%, 11/30/18(2)	15,000,000	15,053,910

TOTAL U.S. TREASURY SECURITIES (Cost $879,380,401)		943,940,968

COMMERCIAL MORTGAGE-BACKED SECURITIES(1) — 8.3%

Banc of America Commercial Mortgage, Inc., Series 2003-2, Class B, VRN, 5.18%, 1/11/12(2)	5,000,000	5,182,530
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(2)	6,759,358	6,819,506
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(2)	3,100,000	3,259,204
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(2)	2,017,571	2,051,462

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/10/12(2)	$7,825,000	$8,671,544
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/10/12(2)	5,900,000	6,209,296
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2, VRN, 4.72%, 1/11/12	6,083,553	6,149,454
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41(2)	2,655,000	2,781,394
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.23%, 1/15/12(2)	3,800,000	3,967,291
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39(2)	8,246,446	8,683,297
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 1/10/12(2)	4,149,483	4,276,108
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/15/12(2)	26,225,000	28,056,593
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.46%, 1/15/12(2)(4)	2,902,850	2,622,378
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/10/12(2)	4,550,000	4,573,096
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42(2)	8,800,000	8,914,937
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/10/12(2)	8,700,000	9,371,566
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.96%, 8/10/38(2)	20,866,826	21,066,929
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/10/12(2)	22,000,000	23,607,188
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2 SEQ, 4.48%, 7/10/39(2)	9,706,247	9,702,986
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(2)	21,927,000	23,041,692
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(2)	24,535,000	26,271,943
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(2)	18,575,000	19,444,932
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(2)	17,050,000	17,844,692
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.32%, 1/15/12(2)	7,600,000	8,161,066
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/15/12(2)	2,875,000	3,022,153
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	7,000,000	7,377,615
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3 SEQ, 4.65%, 7/15/30(2)	6,840,205	6,870,171
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30(2)	6,400,000	6,931,750
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(2)	5,850,000	5,629,370
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30(2)	13,650,000	14,958,475

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/15/12(2)	$10,660,000	$11,153,195
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/15/12(2)	17,850,000	18,911,861
Morgan Stanley Capital I, Series 2003-T11, Class A3 SEQ, 4.85%, 6/13/41(2)	569,720	572,076
Morgan Stanley Capital I, Series 2004-HQ3, Class A3 SEQ, 4.49%, 1/13/41(2)	1,850,037	1,857,307
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	6,325,000	6,634,852
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42(2)	8,501,554	8,581,465
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	7,860,000	8,072,355
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.72%, 1/15/41(2)	672,089	674,913
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(2)	3,916,922	3,990,892
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41(2)	25,850,000	27,758,816
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 1/15/12(2)	15,191,010	15,396,089
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/15/12(2)	4,614,000	4,856,256
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $410,190,515)		413,980,695

SOVEREIGN GOVERNMENTS AND AGENCIES — 4.7%

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19(2)	11,310,000	13,430,625
Brazilian Government International Bond, 4.875%, 1/22/21	5,020,000	5,634,950
Brazilian Government International Bond, 5.625%, 1/7/41(2)	2,890,000	3,366,850

		22,432,425

CANADA — 0.2%
Hydro-Quebec, 8.40%, 1/15/22(2)	246,000	360,248
Province of Ontario Canada, 5.45%, 4/27/16(2)	3,630,000	4,220,056
Province of Ontario Canada, 1.60%, 9/21/16(2)	3,900,000	3,893,273

		8,473,577

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21(2)	3,580,000	3,696,350

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	3,090,000	3,337,200

ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(2)	5,800,000	5,304,610

MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17(2)	2,435,000	2,812,425
United Mexican States, 5.95%, 3/19/19(2)	9,100,000	10,860,850
United Mexican States, 5.125%, 1/15/20(2)	3,290,000	3,775,275

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

		Principal Amount	Value

United Mexican States, 6.05%, 1/11/40(2)		$2,810,000	$3,449,275

			20,897,825

PERU†
Republic of Peru, 6.55%, 3/14/37(2)		1,620,000	2,065,500

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15(2)		1,260,000	1,288,098
Poland Government International Bond, 6.375%, 7/15/19(2)		2,600,000	2,886,000
Poland Government International Bond, 5.125%, 4/21/21(2)		2,400,000	2,448,000

			6,622,098

SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		3,690,000	3,719,074
Korea Development Bank, 3.25%, 3/9/16(2)		3,480,000	3,446,018
Korea Development Bank, 4.00%, 9/9/16(2)		2,470,000	2,515,628

			9,680,720

UNITED KINGDOM — 3.1%
Government of United Kingdom, 3.75%, 9/7/21	GBP	85,715,000	154,020,769

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $229,160,639)			236,531,074

COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 3.9%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.1%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)		$2,415,366	1,474,422
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)		6,943,476	7,120,409
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.77%, 1/25/12(2)		8,641,548	6,759,475
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(2)		853,800	821,440
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37		4,419,480	4,294,025
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 1/25/12(2)		6,019,188	5,307,530
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(2)		2,135,727	2,225,396
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34		2,774,146	2,876,121
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(2)		2,556,786	2,540,987
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35		3,389,303	3,169,069
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.56%, 1/25/12(2)		1,821,486	1,502,630
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35(2)		5,056,525	4,999,869
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19		2,736,480	2,748,515

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

JP Morgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.79%, 1/25/12(2)	$3,865,223	$3,045,798
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/25/12(2)	7,946,320	5,471,208
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.125%, 1/18/12	6,183,009	6,368,546
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	3,488,547	3,318,203
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(2)	3,343,298	3,507,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.85%, 1/25/12(2)	3,324,768	3,350,939
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	2,221,132	2,087,585
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	894,027	898,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	3,491,858	3,483,125
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	2,988,869	2,973,892
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35(2)	6,236,857	6,392,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 1/25/12(2)	4,371,555	4,204,216
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	11,205,314	10,834,032
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(2)	7,749,083	7,498,253
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	4,893,755	4,398,930
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	6,075,350	5,948,637
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(2)	10,600,000	9,470,019
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36(2)	3,192,194	3,004,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.31%, 1/25/12	2,439,316	1,947,856
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.44%, 1/25/12(2)	1,343,245	1,169,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(2)	5,383,176	5,036,933
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37(2)	1,782,364	1,614,334
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	6,003,824	6,200,083
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 1/25/12	6,689,105	6,453,254

		154,517,113

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15(2)	1,697,736	1,851,154

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

FHLMC, Series 3397, Class GF, VRN, 0.78%, 1/15/12	$4,628,721	$4,656,230
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	3,484,351	3,492,489
FHLMC, Series 2840, Class VK, 5.50%, 7/15/15	1,579,365	1,697,417
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	2,979,319	3,268,780
FNMA, Series 2006-43, Class FM, VRN, 0.59%, 1/25/12	7,395,870	7,394,601
FNMA, Series 2007-36, Class FB, VRN, 0.69%, 1/25/12	4,725,732	4,730,338
FNMA, Series 1989-35, Class G, SEQ, 9.50%, 7/25/19(2)	15,260	17,422
GNMA, Series 2007-5, Class FA, VRN, 0.42%, 1/20/12	12,264,457	12,268,829

		39,377,260

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $195,652,912)		193,894,373

MUNICIPAL SECURITIES — 2.1%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(2)	1,610,000	1,781,111
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(2)	2,100,000	2,754,486
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(2)	3,389,000	4,360,389
California GO, (Building Bonds), 6.65%, 3/1/22(2)	1,660,000	1,936,739
California GO, (Building Bonds), 7.55%, 4/1/39(2)	1,250,000	1,535,625
California GO, (Building Bonds), 7.30%, 10/1/39(2)	500,000	598,070
California GO, (Building Bonds), 7.60%, 11/1/40(2)	665,000	825,039
Illinois GO, 5.88%, 3/1/19(2)	5,495,000	5,922,511
Illinois GO, (Building Bonds), 7.35%, 7/1/35(2)	920,000	1,006,250
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	5,602,000	5,131,992
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	1,055,000	1,117,087
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(2)(5)	7,700,000	8,007,384
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35(2)	1,665,000	1,773,308
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49(2)	3,100,000	4,076,531
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(2)	1,900,000	2,458,125
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(2)	620,000	720,917
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27(2)	1,000,000	1,178,480
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41(2)	795,000	994,982
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(2)	2,235,000	2,705,758
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(2)	1,470,000	1,853,773
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(2)	2,050,000	2,426,503
Municipal Electric Authority of Georgia Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(2)	2,420,000	2,563,724
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	1,880,000	2,692,837
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(2)	2,140,000	2,953,264

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(2)	$2,235,000	$2,776,943
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40(2)	890,000	1,025,752
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111(2)	1,000,000	1,049,730
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(2)	2,830,000	3,212,389
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(2)	1,420,000	1,744,541
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49(2)	1,385,000	1,576,435
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51(2)	2,000,000	2,101,360
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(2)	5,195,000	6,192,284
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(2)	4,770,000	5,593,970
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(2)	2,620,000	2,951,509
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(2)	1,700,000	2,171,767
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	2,375,000	2,780,887
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(2)	2,990,000	3,570,628
Texas GO, (Building Bonds), 5.52%, 4/1/39(2)	2,140,000	2,679,794
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)	3,580,000	4,150,079
TOTAL MUNICIPAL SECURITIES (Cost $90,023,347)		104,952,953

U.S. GOVERNMENT AGENCY SECURITIES — 1.5%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FHLMC, 5.00%, 2/16/17(2)	2,000,000	2,364,492
FHLMC, 4.875%, 6/13/18(2)	5,395,000	6,511,760
FNMA, 1.625%, 10/26/15	4,250,000	4,360,504

		13,236,756

GOVERNMENT-BACKED CORPORATE BONDS(6) — 1.3%
Ally Financial, Inc., 1.75%, 10/30/12(2)	29,500,000	29,887,601
Citigroup Funding, Inc., 1.875%, 10/22/12	12,000,000	12,167,940
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	21,700,000	22,017,883

		64,073,424

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $75,005,024)		77,310,180

ASSET-BACKED SECURITIES(1) — 0.4%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	8,392,972	8,532,209
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	10,550,000	10,538,690

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.65%, 1/25/12(2)	$160,760	$160,218
TOTAL ASSET-BACKED SECURITIES (Cost $19,102,467)		19,231,117

TEMPORARY CASH INVESTMENTS — 3.2%
Crown Point Capital Co., 0.20%, 1/3/12(4)(7)	158,000,000	157,997,361
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $151,755), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $148,311)		148,311
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $75,627), in a joint trading account at 0.01%, dated 12/30/2011, due 1/3/12 (Delivery value $74,156)		74,156
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $151,522), in a joint trading account at 0.02%, dated 12/30/2011, due 1/3/12 (Delivery value $148,311)		148,311
SSgA U.S. Government Money Market Fund	86,160	86,160

TOTAL TEMPORARY CASH INVESTMENTS (Cost $158,455,182)		158,454,299

TOTAL INVESTMENT SECURITIES — 101.9% (Cost $4,861,586,735)		5,087,340,184

OTHER ASSETS AND LIABILITIES — (1.9)%		(96,535,780)

TOTAL NET ASSETS — 100.0%		$4,990,804,404

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

55,830,818	EUR for GBP	UBS AG	1/27/12	$72,269,176	$(3,169,414)
58,004,640	EUR for GBP	HSBC Holdings plc	1/27/12	75,083,041	(3,292,817)

				$147,352,217	$(6,462,231)

(Value on Settlement Date $153,814,448)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

48,078,430	GBP for EUR	UBS AG	1/27/12	$74,651,057	$787,534
50,000,000	GBP for EUR	HSBC Holdings plc	1/27/12	77,634,666	741,193
32,000,000	EUR for USD	Barclays Bank plc	1/27/12	41,421,812	3,046,348
30,000,000	EUR for USD	UBS AG	1/27/12	38,832,948	2,865,551
35,000,000	EUR for USD	Westpac Group	1/27/12	45,305,107	3,294,143
28,307,810	EUR for USD	HSBC Holdings plc	1/27/12	36,642,524	2,761,947

				$314,488,114	$13,496,716

(Value on Settlement Date $327,984,830)

Notes to Schedule of Investments

EUR	-	Euro
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MTN	-	Medium Term Note
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Final maturity date indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments. At the period end, the aggregate value of securities pledged was $108,290,000.
(3)	Forward commitment. Settlement date is indicated.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $232,311,444, which represented 4.7% of total net assets.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.
(6)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	The rate indicated is the yield to maturity at purchase.

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,473,253,962	—
Corporate Bonds	—	1,465,790,563	—
U.S. Treasury Securities	—	943,940,968	—
Commercial Mortgage-Backed Securities	—	413,980,695	—
Sovereign Governments and Agencies	—	236,531,074	—
Collateralized Mortgage Obligations	—	193,894,373	—
Municipal Securities	—	104,952,953	—
U.S. Government Agency Securities	—	77,310,180	—
Asset-Backed Securities	—	19,231,117	—
Temporary Cash Investments	$86,160	158,368,139	—

Total Value of Investment Securities	$86,160	$5,087,254,024	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$7,034,485	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,861,864,710
Gross tax appreciation of investments	$241,248,922
Gross tax depreciation of investments	(15,773,448)
Net tax appreciation (depreciation) of investments	$225,475,474

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

High-Yield Fund

December 31, 2011

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

CORPORATE BONDS — 84.0%

AEROSPACE AND DEFENSE — 0.3%
L-3 Communications Corp., 6.375%, 10/15/15(1)	$112,000	$115,080
Triumph Group, Inc., 8.00%, 11/15/17(1)	1,200,000	1,284,000

		1,399,080

AIRLINES — 0.3%
American Airlines Pass-Through Trust, 7.00%, 1/31/18(2)	993,399	884,125
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24(1)	396,361	396,361

		1,280,486

AUTO COMPONENTS — 2.2%
Allison Transmission, Inc., 7.125%, 5/15/19(1)(2)	700,000	689,500
American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17(1)(2)	450,000	490,500
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(1)	1,700,000	1,691,500
Dana Holding Corp., 6.75%, 2/15/21(1)	750,000	772,500
Delphi Corp., 5.875%, 5/15/19(1)(2)	1,475,000	1,511,875
Goodyear Tire & Rubber Co. (The), 10.50%, 5/15/16(1)	324,000	358,830
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(1)	500,000	547,500
Tenneco, Inc., 8.125%, 11/15/15(1)	500,000	521,250
Tomkins LLC / Tomkins, Inc., 9.00%, 10/1/18(1)	900,000	1,002,375
TRW Automotive, Inc., 8.875%, 12/1/17(1)(2)	500,000	545,000
UCI International, Inc., 8.625%, 2/15/19(1)	250,000	243,750
Visteon Corp., 6.75%, 4/15/19(1)(2)	1,750,000	1,754,375

		10,128,955

AUTOMOBILES — 2.3%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19(1)(2)	1,700,000	1,564,000
Ford Motor Co., 7.45%, 7/16/31(1)	1,150,000	1,385,750
Ford Motor Credit Co. LLC, 8.70%, 10/1/14(1)	1,000,000	1,119,242
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(1)	2,200,000	2,210,608
Ford Motor Credit Co. LLC, 8.125%, 1/15/20(1)	1,000,000	1,180,461
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	1,000,000	1,044,263
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,670,000	1,743,038
Jaguar Land Rover plc, 8.125%, 5/15/21(2)	250,000	236,250

		10,483,612

BUILDING PRODUCTS — 0.5%
Boise Cascade LLC, 7.125%, 10/15/14(1)	899,000	897,876
Masco Corp., 6.125%, 10/3/16	1,000,000	1,027,463
Masonite International Corp., 8.25%, 4/15/21(1)(2)	250,000	246,250

		2,171,589

CAPITAL MARKETS — 0.2%
Dresdner Funding Trust I, 8.15%, 6/30/31(1)(2)	1,250,000	831,250

CHEMICALS — 1.3%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(1)	1,000,000	942,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20(1)	1,000,000	830,000
Huntsman International LLC, 8.625%, 3/15/21(1)	500,000	532,500
Lyondell Chemical Co., 8.00%, 11/1/17	312,000	342,420
Lyondell Chemical Co., 11.00%, 5/1/18(1)	499,099	547,761

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

LyondellBasell Industries NV, 6.00%, 11/15/21(1)(2)	$750,000	$781,875
Momentive Performance Materials, Inc., 9.00%, 1/15/21(1)	1,000,000	765,000
Nalco Co., 8.25%, 5/15/17(1)	162,000	183,870
Solutia, Inc., 8.75%, 11/1/17(1)	1,000,000	1,097,500

		6,023,426

COMMERCIAL BANKS — 1.2%
LBG Capital No.1 PLC, 7.875%, 11/1/20(1)(2)	1,000,000	768,000
Lloyds Banking Group plc, VRN, 6.66%, 5/21/12(1)(2)	2,500,000	1,387,500
Regions Bank, 6.45%, 6/26/37(1)	2,500,000	2,093,750
Regions Financial Corp., 5.75%, 6/15/15(1)	750,000	723,750
Regions Financing Trust II, VRN, 6.625%, 5/15/12(1)	500,000	415,000

		5,388,000

COMMERCIAL SERVICES AND SUPPLIES — 0.6%
ACCO Brands Corp., 10.625%, 3/15/15(1)	500,000	558,750
Brickman Group Holdings, Inc., 9.125%, 11/1/18(1)(2)	850,000	760,750
Emergency Medical Services Corp., 8.125%, 6/1/19(1)	500,000	501,250
Iron Mountain, Inc., 8.375%, 8/15/21(1)	500,000	535,000
PHH Corp., 9.25%, 3/1/16(1)	500,000	477,500

		2,833,250

COMMUNICATIONS EQUIPMENT — 1.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29(1)	751,000	542,597
Avaya, Inc., 7.00%, 4/1/19(1)(2)	1,950,000	1,901,250
CommScope, Inc., 8.25%, 1/15/19(2)	1,000,000	1,005,000
Crown Castle International Corp., 9.00%, 1/15/15(1)	1,000,000	1,088,750
Viasat, Inc., 8.875%, 9/15/16(1)	450,000	463,500

		5,001,097

COMPUTERS AND PERIPHERALS — 0.1%
Seagate Technology HDD Holdings, 6.80%, 10/1/16(1)	650,000	698,750

CONSTRUCTION AND ENGINEERING — 0.2%
Tutor Perini Corp., 7.625%, 11/1/18(1)	1,000,000	950,000

CONSTRUCTION MATERIALS — 1.0%
Associated Materials LLC, 9.125%, 11/1/17(1)	500,000	438,750
Building Materials Corp. of America, 6.75%, 5/1/21(1)(2)	1,060,000	1,115,650
Covanta Holding Corp., 7.25%, 12/1/20(1)	800,000	844,699
Euramax International, Inc., 9.50%, 4/1/16(1)(2)	1,000,000	785,000
Headwaters, Inc., 7.625%, 4/1/19(1)	500,000	445,000
Nortek, Inc., 8.50%, 4/15/21(1)(2)	500,000	425,000
USG Corp., 8.375%, 10/15/18(1)(2)	800,000	740,000

		4,794,099

CONSUMER FINANCE — 2.4%
CIT Group, Inc., 7.00%, 5/1/15	775	777
CIT Group, Inc., 7.00%, 5/4/15(2)	908,000	910,270
CIT Group, Inc., 7.00%, 5/1/16	626	627
CIT Group, Inc., 7.00%, 5/2/16(2)	5,264,000	5,270,580
CIT Group, Inc., 7.00%, 5/1/17	476	477
CIT Group, Inc., 7.00%, 5/2/17(2)	2,120,000	2,120,000

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Interactive Data Corp., 10.25%, 8/1/18	$250,000	$275,000
National Money Mart Co., 10.375%, 12/15/16	500,000	536,250
Residential Capital LLC, 9.625%, 5/15/15(1)	1,000,000	705,000
Springleaf Finance Corp., 4.875%, 7/15/12(1)	500,000	481,250
Springleaf Finance Corp., 5.40%, 12/1/15(1)	500,000	366,250
Springleaf Finance Corp., 6.90%, 12/15/17(1)	750,000	543,750

		11,210,231

CONTAINERS AND PACKAGING — 1.6%
AEP Industries, Inc., 8.25%, 4/15/19(1)	1,975,000	2,014,500
Ardagh Packaging Finance plc, 7.375%, 10/15/17(1)(2)	800,000	812,000
Ball Corp., 6.625%, 3/15/18(1)	250,000	257,500
Berry Plastics Corp., 9.75%, 1/15/21(1)	600,000	601,500
BWAY Holding Co., 10.00%, 6/15/18	1,000,000	1,070,000
Graham Packaging Co. LP/GPC Capital Corp. I, 8.25%, 1/1/17(1)	500,000	508,125
Packaging Dynamics Corp., 8.75%, 2/1/16(1)(2)	1,100,000	1,105,500
Sealed Air Corp., 7.875%, 6/15/17(1)	1,000,000	1,055,717

		7,424,842

DISTRIBUTORS — 0.1%
McJunkin Red Man Corp., 9.50%, 12/15/16	500,000	510,000

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Ally Financial, Inc., 8.30%, 2/12/15(1)	3,490,000	3,690,675
Ally Financial, Inc., 6.25%, 12/1/17(1)	2,000,000	1,937,166
Ally Financial, Inc., 8.00%, 3/15/20(1)	1,000,000	1,027,500
Ally Financial, Inc., 8.00%, 11/1/31	500,000	485,000
BAC Capital Trust XI, 6.625%, 5/23/36(1)	750,000	662,465
BankAmerica Capital II, 8.00%, 12/15/26(1)	900,000	814,500
Citigroup Capital XXI, VRN, 8.30%, 6/21/12(1)	500,000	500,625
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 2/24/12	750,000	673,875
Fleet Capital Trust II, 7.92%, 12/11/26(1)	750,000	673,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)	750,000	781,875
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 8.25%, 9/1/17(1)	1,000,000	1,045,000
Royal Bank of Scotland Group plc, VRN, 7.64%, 3/31/12(1)(3)	2,000,000	1,082,500
Royal Bank of Scotland Group plc, VRN, 7.65%, 3/31/12(1)	500,000	343,125
UPCB Finance III Ltd., 6.625%, 7/1/20(1)(2)	1,500,000	1,485,000

		15,202,431

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
Cincinnati Bell, Inc., 8.75%, 3/15/18(1)	1,550,000	1,447,313
EH Holding Corp., 6.50%, 6/15/19(1)(2)	1,000,000	1,047,500
Frontier Communications Corp., 6.25%, 1/15/13(1)	461,000	472,525
Frontier Communications Corp., 8.25%, 4/15/17(1)	1,000,000	1,027,500
Frontier Communications Corp., 7.125%, 3/15/19(1)	600,000	588,000
Frontier Communications Corp., 8.50%, 4/15/20(1)	1,500,000	1,543,125
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(1)	750,000	789,844
Intelsat Jackson Holdings SA, 7.25%, 4/1/19(1)(2)	2,210,000	2,248,675
Intelsat Luxembourg SA, 11.25%, 2/4/17(1)	1,500,000	1,455,000
Level 3 Financing, Inc., 9.25%, 11/1/14(1)	2,161,000	2,220,427
Level 3 Financing, Inc., 10.00%, 2/1/18(1)	1,000,000	1,065,000

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Sprint Capital Corp., 6.90%, 5/1/19(1)	$2,150,000	$1,779,125
Sprint Capital Corp., 8.75%, 3/15/32(1)	1,000,000	813,750
Virgin Media Finance plc, 8.375%, 10/15/19(1)	1,150,000	1,267,875
Windstream Corp., 7.875%, 11/1/17(1)	1,500,000	1,631,250
Windstream Corp., 7.75%, 10/15/20(1)	1,000,000	1,038,750

		20,435,659

ELECTRIC UTILITIES — 1.1%
AES Corp. (The), 9.75%, 4/15/16(1)	500,000	575,000
AES Corp. (The), 8.00%, 10/15/17(1)	2,250,000	2,486,250
Atlantic Power Corp., 9.00%, 11/15/18(2)	1,000,000	1,007,500
Edison Mission Energy, 7.00%, 5/15/17(1)	1,300,000	851,500

		4,920,250

ELECTRICAL EQUIPMENT — 0.2%
Belden, Inc., 9.25%, 6/15/19(1)	1,000,000	1,072,500

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Jabil Circuit, Inc., 5.625%, 12/15/20(1)	750,000	766,875
NXP BV / NXP Funding LLC, 9.50%, 10/15/15(1)	250,000	263,750
NXP BV / NXP Funding LLC, 9.75%, 8/1/18(1)(2)	500,000	547,500
Sanmina-SCI Corp., 7.00%, 5/15/19(1)(2)	2,000,000	1,960,000

		3,538,125

ENERGY EQUIPMENT AND SERVICES — 0.8%
Basic Energy Services, Inc., 7.75%, 2/15/19(1)	1,200,000	1,215,000
Parker Drilling Co., 9.125%, 4/1/18(1)	500,000	528,750
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)(2)	1,000,000	1,025,000
Pioneer Drilling Co., 9.875%, 3/15/18(1)	775,000	813,750

		3,582,500

FOOD AND STAPLES RETAILING — 1.7%
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)(2)	1,000,000	1,035,000
Ingles Markets, Inc., 8.875%, 5/15/17(1)	1,000,000	1,087,500
Rite Aid Corp., 8.625%, 3/1/15(1)	750,000	727,500
Rite Aid Corp., 7.50%, 3/1/17(1)	1,500,000	1,505,625
SUPERVALU, Inc., 8.00%, 5/1/16(1)	2,390,000	2,479,625
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	1,000,000	1,083,750

		7,919,000

FOOD PRODUCTS — 1.0%
Del Monte Corp., 7.625%, 2/15/19(1)	1,100,000	1,061,500
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)(2)	750,000	703,125
Michael Foods, Inc., 9.75%, 7/15/18	1,603,000	1,695,173
Smithfield Foods, Inc., 7.75%, 7/1/17(1)	1,100,000	1,210,000

		4,669,798

GAS UTILITIES — 0.6%
El Paso Corp., 7.25%, 6/1/18(1)	500,000	549,807
Energy Transfer Equity LP, 7.50%, 10/15/20(1)	1,000,000	1,097,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(1)	750,000	789,375

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22(1)	$500,000	$525,000

		2,961,682

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.0%
Alere, Inc., 9.00%, 5/15/16(1)	1,000,000	1,015,000
Biomet, Inc., 10.00%, 10/15/17(1)	600,000	651,000
Biomet, Inc., 11.625%, 10/15/17(1)	1,975,000	2,152,750
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)(2)	1,000,000	982,500

		4,801,250

HEALTH CARE PROVIDERS AND SERVICES — 4.5%
AMERIGROUP Corp., 7.50%, 11/15/19(1)	1,000,000	1,035,000
Capella Healthcare, Inc., 9.25%, 7/1/17(1)	1,100,000	1,122,000
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(1)	572,000	592,020
CHS/Community Health Systems, Inc., 8.00%, 11/15/19(1)(2)	750,000	759,375
DaVita, Inc., 6.625%, 11/1/20(1)	250,000	258,125
Gentiva Health Services, Inc., 11.50%, 9/1/18(1)	1,000,000	826,250
HCA Holdings, Inc., 7.75%, 5/15/21(1)	1,500,000	1,533,750
HCA, Inc., 6.50%, 2/15/16(1)	1,350,000	1,377,000
HCA, Inc., 8.50%, 4/15/19(1)	1,500,000	1,650,000
HCA, Inc., 7.875%, 2/15/20(1)	110,000	119,350
HCA, Inc., 7.50%, 2/15/22(1)	1,500,000	1,537,500
HCA, Inc., 7.69%, 6/15/25(1)	2,000,000	1,780,000
Health Management Associates, Inc., 7.375%, 1/15/20(2)	1,250,000	1,303,125
Healthsouth Corp., 8.125%, 2/15/20(1)	500,000	506,250
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19(1)	500,000	438,750
Radiation Therapy Services, Inc., 9.875%, 4/15/17(1)	1,305,000	982,012
Tenet Healthcare Corp., 8.875%, 7/1/19	1,000,000	1,127,500
Tenet Healthcare Corp., 8.00%, 8/1/20(1)	1,600,000	1,610,000
Universal Health Services, Inc., 7.00%, 10/1/18(1)	1,200,000	1,251,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(1)	1,050,000	1,013,250

		20,822,257

HOTELS, RESTAURANTS AND LEISURE — 5.1%
American Casino & Entertainment Properties LLC, 11.00%, 6/15/14(1)	1,216,000	1,243,360
Ameristar Casinos, Inc., 7.50%, 4/15/21	2,000,000	2,070,000
Boyd Gaming Corp., 9.125%, 12/1/18(1)	750,000	716,250
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(1)	3,250,000	3,465,312
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(1)	2,000,000	1,380,000
CityCenter Holdings LLC/CityCenter Finance Corp., 7.625%, 1/15/16(1)(2)	1,450,000	1,493,500
Dave & Buster's, Inc., 11.00%, 6/1/18	700,000	714,000
DineEquity, Inc., 9.50%, 10/30/18(1)	1,000,000	1,078,750
Fiesta Restaurant Group, 8.875%, 8/15/16(2)	250,000	252,500
Marina District Finance Co., Inc., 9.50%, 10/15/15(1)	850,000	799,000
Marina District Finance Co., Inc., 9.875%, 8/15/18(1)	100,000	91,750
MGM Resorts International, 6.75%, 9/1/12(1)	300,000	305,250
MGM Resorts International, 10.375%, 5/15/14(1)	250,000	286,875
MGM Resorts International, 6.625%, 7/15/15(1)	500,000	477,500
MGM Resorts International, 7.625%, 1/15/17(1)	3,250,000	3,111,875
MGM Resorts International, 9.00%, 3/15/20(1)	1,350,000	1,501,875

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Pinnacle Entertainment, Inc., 7.50%, 6/15/15(1)	$250,000	$248,750
Pinnacle Entertainment, Inc., 8.625%, 8/1/17(1)	1,000,000	1,062,500
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16(1)	750,000	810,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(1)	600,000	681,000
Wyndham Worldwide Corp., 5.625%, 3/1/21(1)	500,000	517,020
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(1)	1,000,000	1,115,000

		23,422,067

HOUSEHOLD DURABLES — 2.0%
Beazer Homes USA, Inc., 6.875%, 7/15/15(1)	750,000	564,375
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16(1)	750,000	601,875
KB Home, 6.25%, 6/15/15(1)	1,000,000	925,000
Lennar Corp., 5.60%, 5/31/15(1)	1,250,000	1,237,500
Lennar Corp., 6.50%, 4/15/16(1)	500,000	497,500
Lennar Corp., 6.95%, 6/1/18(1)	800,000	784,000
Meritage Homes Corp., 6.25%, 3/15/15(1)	750,000	742,500
Sealy Mattress Co., 10.875%, 4/15/16(1)(2)	926,000	1,016,285
Standard Pacific Corp., 8.375%, 5/15/18(1)	2,250,000	2,148,750
Toll Brothers Finance Corp., 6.75%, 11/1/19(1)	680,000	716,040

		9,233,825

HOUSEHOLD PRODUCTS — 1.9%
American Achievement Corp., 10.875%, 4/15/16(1)(2)	1,000,000	775,000
Central Garden and Pet Co., 8.25%, 3/1/18	2,120,000	2,088,200
Jarden Corp., 8.00%, 5/1/16	1,250,000	1,356,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.25%, 5/15/18(1)(2)	1,000,000	962,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19(1)(2)	2,000,000	2,045,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19(1)(2)	750,000	787,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19(1)(2)	250,000	243,750
YCC Holdings LLC / Yankee Finance, Inc., PIK, 10.25%, 2/15/16(1)	500,000	440,000

		8,698,200

INDUSTRIAL CONGLOMERATES — 0.6%
Bombardier, Inc., 7.50%, 3/15/18(1)(2)	900,000	967,500
Harland Clarke Holdings Corp., 9.50%, 5/15/15(1)	1,405,000	1,032,675
Harland Clarke Holdings Corp., VRN, 6.00%, 2/15/12(1)	250,000	166,875
SPX Corp., 7.625%, 12/15/14(1)	650,000	718,250

		2,885,300

INSURANCE — 2.4%
American General Institutional Capital, Inc., 7.57%, 12/1/45(1)(2)	500,000	452,148
American International Group, Inc., 6.82%, 11/15/37(2)	1,025,000	1,000,343
American International Group, Inc., VRN, 8.18%, 5/15/12(1)	1,000,000	900,000
AXA SA, 6.46%, 12/29/49(1)(2)	1,000,000	645,000
Genworth Financial, Inc., VRN, 6.15%, 5/15/12(1)	1,000,000	545,000
International Lease Finance Corp., 6.625%, 11/15/13(1)	1,000,000	1,000,000
International Lease Finance Corp., 5.75%, 5/15/16(1)	2,000,000	1,857,174
International Lease Finance Corp., 8.75%, 3/15/17(1)	2,200,000	2,271,500

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/12(1)(2)	$1,000,000	$850,000
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/12(1)(2)	1,000,000	881,682
Swiss Re Capital I LP, VRN, 6.85%, 5/25/12(1)(2)	1,000,000	855,012

		11,257,859

INTERNET SOFTWARE AND SERVICES — 0.1%
Equinix, Inc., 7.00%, 7/15/21(1)	500,000	528,750

IT SERVICES — 1.8%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	1,000,000	1,087,500
First Data Corp., 9.875%, 9/24/15(1)	552,000	521,640
First Data Corp., 11.25%, 3/31/16(1)	500,000	417,500
First Data Corp., 7.375%, 6/15/19(1)(2)	1,500,000	1,417,500
First Data Corp., 8.875%, 8/15/20(1)(2)	1,000,000	1,005,000
First Data Corp., 8.25%, 1/15/21(1)(2)	1,349,000	1,214,100
First Data Corp., 12.625%, 1/15/21(1)(2)	1,349,000	1,180,375
SunGard Data Systems, Inc., 10.25%, 8/15/15(1)	600,000	624,750
SunGard Data Systems, Inc., 7.375%, 11/15/18(1)	1,000,000	1,028,750

		8,497,115

MACHINERY — 0.8%
Case New Holand, Inc., 7.875%, 12/1/17(1)	1,250,000	1,418,750
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(1)(2)	750,000	738,750
Navistar International Corp., 8.25%, 11/1/21(1)	404,000	431,775
Oshkosh Corp., 8.25%, 3/1/17(1)	850,000	888,250
Oshkosh Corp., 8.50%, 3/1/20(1)	100,000	103,500

		3,581,025

MARINE — 0.2%
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.875%, 11/1/17(1)	500,000	478,750
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19(1)	500,000	375,000

		853,750

MEDIA — 9.0%
AMC Entertainment, Inc., 9.75%, 12/1/20	1,800,000	1,719,000
AMC Networks, Inc., 7.75%, 7/15/21(2)	200,000	218,500
Cablevision Systems Corp., 8.625%, 9/15/17(1)	1,500,000	1,668,750
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	35,000	37,056
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(1)	2,000,000	2,142,500
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19(1)	2,250,000	2,356,875
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20(1)	500,000	530,000
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)(2)	1,129,000	815,702
Cenveo Corp., 7.875%, 12/1/13(1)	1,250,000	987,500
Cinemark USA, Inc., 8.625%, 6/15/19(1)	700,000	764,750
Clear Channel Communications, Inc., 10.75%, 8/1/16(1)	1,750,000	1,181,250
Clear Channel Communications, Inc., 9.00%, 3/1/21	500,000	423,750
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(1)	100,000	108,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(1)	1,400,000	1,519,000
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)(2)	1,000,000	962,500
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(1)(2)	500,000	481,250
Cumulus Media, Inc., 7.75%, 5/1/19(1)(2)	1,100,000	981,750

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

DISH DBS Corp., 7.00%, 10/1/13(1)	$1,000,000	$1,072,500
DISH DBS Corp., 7.125%, 2/1/16(1)	1,000,000	1,082,500
DISH DBS Corp., 6.75%, 6/1/21(1)	1,600,000	1,732,000
Gray Television, Inc., 10.50%, 6/29/15(1)	1,000,000	950,000
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	250,000	286,875
Lamar Media Corp., 7.875%, 4/15/18(1)	300,000	319,500
McClatchy Co. (The), 11.50%, 2/15/17(1)	500,000	486,250
Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15(1)	750,000	776,250
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(1)	750,000	799,688
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(1)	1,200,000	1,236,000
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(1)	487,000	560,050
PAETEC Holding Corp., 8.875%, 6/30/17(1)	750,000	813,750
RR Donnelley & Sons Co., 7.25%, 5/15/18(1)	1,250,000	1,218,750
Salem Communications Corp., 9.625%, 12/15/16(1)	265,000	280,900
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	1,000,000	1,092,500
Sinclair Television Group, Inc., 9.25%, 11/1/17(1)(2)	950,000	1,040,250
Sinclair Television Group, Inc., 8.375%, 10/15/18(1)	1,000,000	1,037,500
Sirius XM Radio, Inc., 9.75%, 9/1/15(1)(2)	500,000	545,000
Univision Communications, Inc., 6.875%, 5/15/19(1)(2)	750,000	727,500
Univision Communications, Inc., 8.50%, 5/15/21(1)(2)	1,600,000	1,464,000
Valassis Communications, Inc., 6.625%, 2/1/21(1)	1,000,000	935,000
Videotron Ltee, 9.125%, 4/15/18(1)	1,000,000	1,106,250
Visant Corp., 10.00%, 10/1/17(1)	1,250,000	1,150,000
Wind Acquisition Finance SA, 11.75%, 7/15/17(2)	2,000,000	1,800,000
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	1,000,000	912,500
WMG Acquisition Corp., 9.50%, 6/15/16	1,250,000	1,362,500

		41,686,146

METALS AND MINING — 1.7%
AK Steel Corp., 7.625%, 5/15/20(1)	1,500,000	1,417,500
Aleris International, Inc., 7.625%, 2/15/18(1)	700,000	686,000
Dynacast International LLC/Dynacast Finance, Inc., 9.25%, 7/15/19(2)	500,000	472,500
FMG Resources Pty Ltd., 6.875%, 2/1/18(1)(2)	2,000,000	1,925,000
FMG Resources Pty Ltd., 8.25%, 11/1/19(1)(2)	1,000,000	1,022,500
Novelis, Inc., 8.375%, 12/15/17(1)	1,000,000	1,067,500
Steel Dynamics, Inc., 7.625%, 3/15/20(1)	400,000	424,000
United States Steel Corp., 7.375%, 4/1/20(1)	500,000	490,000
Vulcan Materials Co., 6.50%, 12/1/16(1)	500,000	518,750

		8,023,750

MULTI-UTILITIES — 3.3%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(1)(2)	600,000	651,000
Calpine Corp., 7.25%, 10/15/17(1)(2)	985,000	1,039,175
Calpine Corp., 7.875%, 7/31/20(1)(2)	500,000	541,250
Calpine Corp., 7.50%, 2/15/21(1)(2)	1,000,000	1,075,000
Dynegy Holdings, Inc., 7.75%, 6/1/19(1)(3)(4)	1,000,000	660,000
Energy Future Holdings Corp., 10.875%, 11/1/17(1)	393,000	318,330
Energy Future Holdings Corp., 10.00%, 1/15/20(1)	1,000,000	1,055,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	1,976,000	2,094,560
GenOn Energy, Inc., 9.50%, 10/15/18(1)	2,000,000	2,035,000
NRG Energy, Inc., 7.625%, 1/15/18(1)	2,395,000	2,406,975

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

NRG Energy, Inc., 7.625%, 5/15/19(1)(2)	$2,000,000	$1,970,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 10.25%, 11/1/15(1)	1,000,000	360,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(1)(2)	1,000,000	853,750

		15,060,040

MULTILINE RETAIL — 0.2%
JC Penney Corp., Inc., 5.75%, 2/15/18(1)	500,000	505,000
Macy's Retail Holdings, Inc., 6.375%, 3/15/37(1)	250,000	290,892

		795,892

OFFICE ELECTRONICS — 0.2%
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18(1)	1,000,000	1,047,500

OIL, GAS AND CONSUMABLE FUELS — 7.4%
Alpha Natural Resources, Inc., 6.00%, 6/1/19(1)	1,000,000	975,000
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	750,000	750,000
Antero Resources Finance Corp., 7.25%, 8/1/19(1)(2)	1,000,000	1,030,000
Arch Coal, Inc., 8.75%, 8/1/16(1)	500,000	548,750
Arch Coal, Inc., 7.00%, 6/15/19(1)(2)	500,000	512,500
Arch Coal, Inc., 7.25%, 10/1/20(1)	1,600,000	1,644,000
Bill Barrett Corp., 9.875%, 7/15/16(1)	2,000,000	2,210,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/1/19(1)(2)	100,000	97,500
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	250,000	265,625
Chesapeake Energy Corp., 6.625%, 8/15/20(1)	1,500,000	1,616,250
Chesapeake Energy Corp., 6.125%, 2/15/21(1)	1,000,000	1,032,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(1)(2)	205,000	214,225
Cimarex Energy Co., 7.125%, 5/1/17(1)	750,000	785,625
Consol Energy, Inc., 8.00%, 4/1/17(1)	1,700,000	1,870,000
Denbury Resources, Inc., 8.25%, 2/15/20(1)	896,000	1,005,760
Denbury Resources, Inc., 6.375%, 8/15/21(1)	100,000	105,000
Encore Acquisition Co., 9.50%, 5/1/16(1)	750,000	830,625
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	545,000
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	750,000	768,750
Forest Oil Corp., 8.50%, 2/15/14(1)	900,000	985,500
Inergy LP/Inergy Finance Corp., 7.00%, 10/1/18(1)	1,000,000	1,020,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19(1)(2)	1,250,000	1,246,875
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20(1)	1,500,000	1,635,000
MEG Energy Corp., 6.50%, 3/15/21(2)	500,000	513,750
Peabody Energy Corp., 7.375%, 11/1/16(1)	500,000	552,500
Peabody Energy Corp., 6.50%, 9/15/20(1)	100,000	105,500
Pioneer Natural Resources Co., 6.65%, 3/15/17(1)	500,000	555,856
Plains Exploration & Production Co., 8.625%, 10/15/19(1)	730,000	805,737
Plains Exploration & Production Co., 6.625%, 5/1/21(1)	1,000,000	1,055,000
Plains Exploration & Production Co., 6.75%, 2/1/22(1)	900,000	947,250
Range Resources Corp., 5.75%, 6/1/21(1)	1,000,000	1,087,500
Sabine Pass LNG LP, 7.25%, 11/30/13(1)	1,550,000	1,573,250
Sabine Pass LNG LP, 7.50%, 11/30/16(1)	750,000	757,500
SandRidge Energy, Inc., 8.75%, 1/15/20(1)	1,250,000	1,296,875

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Stone Energy Corp., 8.625%, 2/1/17(1)	$750,000	$768,750
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20(1)	350,000	365,750
Venoco, Inc., 8.875%, 2/15/19(1)	1,450,000	1,312,250
WPX Energy, Inc., 5.25%, 1/15/17(1)(2)	1,000,000	1,010,000

		34,401,953

PAPER AND FOREST PRODUCTS — 1.0%
AbitibiBowater, Inc., 10.25%, 10/15/18(1)(2)	344,000	380,980
Domtar Corp., 9.50%, 8/1/16(1)	1,000,000	1,205,000
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(2)	500,000	555,692
NewPage Corp., 11.375%, 12/31/14(1)(3)(4)	500,000	372,500
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)(2)	1,500,000	1,293,750
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75%, 2/1/19(1)	1,250,000	768,750

		4,576,672

PERSONAL PRODUCTS — 0.3%
Elizabeth Arden, Inc., 7.375%, 3/15/21(1)	1,500,000	1,567,500

PHARMACEUTICALS — 1.0%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19(1)	950,000	1,016,500
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)(2)	710,000	712,663
Valeant Pharmaceuticals International, 6.875%, 12/1/18(1)(2)	1,000,000	1,002,500
Valeant Pharmaceuticals International, 7.00%, 10/1/20(1)(2)	500,000	496,250
Valeant Pharmaceuticals International, 6.75%, 8/15/21(2)	250,000	242,500
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	1,000,000	1,026,250

		4,496,663

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.6%
Felcor Lodging LP, 6.75%, 6/1/19	750,000	723,750
Host Hotels & Resorts LP, 6.75%, 6/1/16(1)	1,000,000	1,032,500
Host Hotels & Resorts LP, 5.875%, 6/15/19(1)(2)	600,000	613,500
iStar Financial, Inc., 5.95%, 10/15/13(1)	750,000	650,625
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21(1)	1,500,000	1,494,375
Reckson Operating Partnership LP, 7.75%, 3/15/20(1)	750,000	823,576
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(1)	1,500,000	1,522,500
Weyerhaeuser Co., 7.375%, 3/15/32(1)	750,000	788,232

		7,649,058

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.7%
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(1)	800,000	926,000
CB Richard Ellis Services, Inc., 6.625%, 10/15/20(1)	800,000	824,000
Realogy Corp., 10.50%, 4/15/14(1)	1,000,000	905,000
Realogy Corp., 7.875%, 2/15/19(1)(2)	500,000	437,500

		3,092,500

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.0%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(1)	1,200,000	1,251,000
Freescale Semiconductor, Inc., 8.875%, 12/15/14(1)	94,000	96,820
Freescale Semiconductor, Inc., 10.125%, 3/15/18(1)(2)	663,000	725,985

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Freescale Semiconductor, Inc., 9.25%, 4/15/18(1)(2)	$750,000	$805,313
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co., 10.50%, 4/15/18(1)	1,000,000	1,045,000
MEMC Electronic Materials, Inc., 7.75%, 4/1/19(1)	1,000,000	727,500

		4,651,618

SPECIALTY RETAIL — 3.1%
Asbury Automotive Group, Inc., 7.625%, 3/15/17(1)	250,000	251,875
Asbury Automotive Group, Inc., 8.375%, 11/15/20(1)	250,000	257,500
Ashtead Capital, Inc., 9.00%, 8/15/16(1)(2)	1,650,000	1,728,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(1)	800,000	832,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19(1)	1,000,000	997,500
Hertz Corp. (The), 7.375%, 1/15/21(1)	1,350,000	1,378,687
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	507,500
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)(2)	1,000,000	1,077,500
Rent-A-Center, Inc., 6.625%, 11/15/20(1)	700,000	708,750
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(1)	609,000	628,793
RSC Equipment Rental, Inc./RSC Holdings III LLC, 10.00%, 7/15/17(1)(2)	250,000	292,500
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19(1)(2)	1,100,000	1,155,000
Sonic Automotive, Inc., 9.00%, 3/15/18(1)	250,000	264,375
Stewart Enterprises, Inc., 6.50%, 4/15/19(1)	600,000	606,000
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(1)(2)	200,000	201,500
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	1,000,000	1,098,750
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17(1)	900,000	936,000
United Rentals (North America), Inc., 8.375%, 9/15/20(1)	1,500,000	1,470,000

		14,392,605

TEXTILES, APPAREL AND LUXURY GOODS — 1.8%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	1,250,000	1,228,125
Gymboree Corp., 9.125%, 12/1/18(1)	1,500,000	1,320,000
Hanesbrands, Inc., 8.00%, 12/15/16(1)	500,000	546,250
Hanesbrands, Inc., 6.375%, 12/15/20(1)	1,250,000	1,275,000
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	1,000,000	1,082,500
Ltd. Brands, Inc., 7.00%, 5/1/20	500,000	543,750
Ltd. Brands, Inc., 6.625%, 4/1/21(1)	750,000	798,750
Phillips-Van Heusen Corp., 7.375%, 5/15/20(1)	200,000	218,000
Polymer Group, Inc., 7.75%, 2/1/19(1)(2)	1,360,000	1,414,400

		8,426,775

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Cricket Communications, Inc., 7.75%, 10/15/20(1)	2,000,000	1,755,000
MetroPCS Wireless, Inc., 7.875%, 9/1/18(1)	1,000,000	1,018,750
MetroPCS Wireless, Inc., 6.625%, 11/15/20(1)	1,000,000	935,000
Nextel Communications, Inc., 7.375%, 8/1/15(1)	2,500,000	2,300,000
NII Capital Corp., 7.625%, 4/1/21(1)	500,000	498,750
Sprint Nextel Corp., 6.00%, 12/1/16(1)	1,000,000	835,000
Sprint Nextel Corp., 9.00%, 11/15/18(1)(2)	1,000,000	1,052,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)(2)	250,000	236,562

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)(2)	$700,000	$602,000

		9,233,562

TOTAL CORPORATE BONDS (Cost $389,043,620)		389,114,244

EXCHANGE-TRADED FUNDS — 7.9%

iShares iBoxx $ High Yield Corporate Bond Fund	182,100	16,285,203
SPDR Barclays Capital High Yield Bond ETF	525,000	20,186,250

TOTAL EXCHANGE-TRADED FUNDS (Cost $36,336,829)		36,471,453

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%

ARGENTINA — 0.3%
Argentine Government International Bond, VRN, 1.00%, 12/15/12 (Cost $1,508,120)	$9,560,000	1,242,800

COMMON STOCKS — 0.3%

BUILDING PRODUCTS†
Nortek, Inc.(3)	650	17,004

COMMERCIAL BANKS — 0.1%
CIT Group, Inc.(3)	9,111	317,701

HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Express Scripts, Inc.(3)	10,800	482,652

MEDIA — 0.1%
Charter Communications, Inc., Class A(3)	6,913	393,626

TOTAL COMMON STOCKS (Cost $2,016,409)		1,210,983

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.2%

Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A2B SEQ, 5.25%, 12/10/46	$173,381	173,889
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(1)	800,000	769,829

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $939,939)		943,718

PREFERRED STOCKS†

DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(2) (Cost $164,281)	175	125,458

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS — 7.4%

Crown Point Capital Co., 0.20%, 1/3/12, 0.20%, 1/3/12(2)(6)	$15,000,000	$14,999,750
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $6,462,649), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $6,315,975)		6,315,975
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $3,220,655), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $3,157,992)		3,157,988
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $6,452,737), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $6,315,990)		6,315,976
SSgA U.S. Government Money Market Fund	3,688,207	3,688,207

TOTAL TEMPORARY CASH INVESTMENTS (Cost $34,477,980)		34,477,896

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $464,487,178)		463,586,552

OTHER ASSETS AND LIABILITIES — (0.1)%		(546,297)

TOTAL NET ASSETS — 100.0%		$463,040,255

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

66,296	EUR for CHF	Deutsche Bank	1/27/12	$85,816	$(5,474)
357,700	AUD for USD	UBS AG	1/27/12	364,902	(2,971)
438,700	AUD for USD	Westpac Group	1/27/12	447,533	414
563,500	CAD for USD	UBS AG	1/27/12	552,831	(4,560)
839,400	CAD for USD	HSBC Holdings plc	1/27/12	823,507	(5,342)
3,302,500	NOK for USD	UBS AG	1/27/12	551,777	(35,383)
5,131,700	NOK for USD	UBS AG	1/27/12	857,396	(30,668)
47,900	NZD for USD	UBS AG	1/27/12	37,229	(565)
265,600	NZD for USD	Westpac Group	1/27/12	206,433	832
4,227,400	SEK for USD	UBS AG	1/27/12	613,562	(28,335)
2,978,700	SEK for USD	UBS AG	1/27/12	432,326	(7,841)

				$4,973,312	$(119,893)

(Value on Settlement Date $5,093,205)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

81,900	CHF for EUR	Deutsche Bank	1/27/12	$87,226	$4,064
575,700	CHF for USD	UBS AG	1/27/12	613,140	42,368
355,000	CHF for USD	UBS AG	1/27/12	378,087	5,425
161,900	EUR for USD	UBS AG	1/27/12	209,568	14,089
479,700	EUR for USD	UBS AG	1/27/12	620,939	20,711
269,500	GBP for USD	UBS AG	1/27/12	418,451	12,984
280,000	GBP for USD	UBS AG	1/27/12	434,754	4,378
70,142,900	JPY for USD	UBS AG	1/27/12	911,593	(11,293)

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

106,643,600	JPY for USD	HSBC Holdings plc	1/27/12	$1,385,965	$(12,771)

				$5,059,723	$79,955
(Value on Settlement Date $5,139,678)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Bank of America N.A./CDX North America High Yield 14 Index	$5,880,000	Sell*	%5.00	6/20/15	$(131,266)	$(7,366)	$(138,632)
Barclays Bank plc/CDX North America High Yield 11 Index	1,700,000	Sell*	5.00	12/20/13	(154,227)	139,462	(14,765)
Barclays Bank plc/Community Health Systems, Inc.	1,400,000	Sell*	5.00	12/20/12	45,413	(29,316)	16,097

							$(137,300)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
ETF	-	Exchange-Traded Fund
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
NOK	-	Norwegian Krone

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SPDR	-	Standard & Poor's Depositary Receipts
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
YCC	-	Yield Curve Certificate

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $8,980,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $115,805,400, which represented 25.0% of total net assets. None of these securities were considered illiquid.

(3)	Non-income producing.
(4)	Security is in default.
(5)	Final maturity date indicated, unless otherwise noted.
(6)	The rate indicated is the yield to maturity at purchase.

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

High-Yield - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Corporate Bonds	—	$389,114,244	—
Exchange-Traded Funds	$36,471,453	—	—
Sovereign Governments and Agencies	—	1,242,800	—
Common Stocks	1,210,983	—	—
Commercial Mortgage-Backed Securities	—	943,718	—
Preferred Stocks	—	125,458	—
Temporary Cash Investments	3,688,207	30,789,689	—

Total Value of Investment Securities	$41,370,643	$422,215,909	—

Other Financial Instruments
Swap Agreements	—	$102,780	—
Forward Foreign Currency Exchange Contracts	—	(39,938)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$62,842	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$464,657,612
Gross tax appreciation of investments	$13,640,811
Gross tax depreciation of investments	(14,711,871)
Net tax appreciation (depreciation) of investments	$(1,071,060)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation Protection Bond Fund

December 31, 2011

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 85.3%

U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	$27,582,628	$28,067,475
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	37,752,356	39,507,237
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	67,209,351	71,226,185
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	45,448,093	47,663,688
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	69,225,926	74,628,802
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	54,662,153	58,992,434
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	20,842,563	21,824,435
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	38,004,600	41,941,649
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	22,261,346	24,903,144
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	46,209,137	48,216,369
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	27,446,770	31,767,496
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	24,048,234	27,922,260
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	18,173,333	21,640,459

TOTAL U.S. TREASURY SECURITIES (Cost $529,077,257)		538,301,633

CORPORATE BONDS — 8.2%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 6.375%, 10/15/15(1)	162,000	166,455
L-3 Communications Corp., 5.20%, 10/15/19(1)	200,000	203,142

		369,597

AUTOMOBILES — 0.2%
American Honda Finance Corp., 1.85%, 9/19/14(2)	500,000	502,739
Daimler Finance North America LLC, VRN, 1.74%, 3/13/12(2)	500,000	493,821
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	330,000	340,799
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(1)	300,000	301,447

		1,638,806

BIOTECHNOLOGY — 0.1%
Gilead Sciences, Inc., 2.40%, 12/1/14	340,000	346,414

CHEMICALS — 0.3%
Ashland, Inc., 9.125%, 6/1/17(1)	500,000	560,000
CF Industries, Inc., 6.875%, 5/1/18	865,000	992,587
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(1)	200,000	188,500

		1,741,087

COMMERCIAL BANKS — 0.3%
Capital One Financial Corp., 2.125%, 7/15/14	650,000	642,138
Fifth Third Bancorp, 6.25%, 5/1/13(1)	300,000	315,494
PNC Funding Corp., 3.625%, 2/8/15(1)	140,000	147,188
Royal Bank of Canada, 1.45%, 10/30/14	700,000	704,216

		1,809,036

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17(1)	400,000	436,000

COMMUNICATIONS EQUIPMENT — 0.1%
American Tower Corp., 4.625%, 4/1/15(1)	600,000	625,951

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.625%, 12/9/14	$600,000	$605,797

CONSUMER FINANCE — 0.2%
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	330,000	377,941
Credit Suisse (New York), 5.50%, 5/1/14(1)	390,000	405,639
SLM Corp., 5.00%, 10/1/13(1)	430,000	431,075

		1,214,655

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 6.75%, 9/15/20(1)	340,000	371,450

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Ally Financial, Inc., 8.30%, 2/12/15(1)	950,000	1,004,625
Bank of America Corp., 6.50%, 8/1/16(1)	500,000	504,126
Citigroup, Inc., 6.01%, 1/15/15(1)	650,000	679,621
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16(1)	200,000	208,500
Morgan Stanley, 4.20%, 11/20/14(1)	200,000	193,043

		2,589,915

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
CenturyLink, Inc., Series L, 7.875%, 8/15/12(1)	520,000	537,004
Cincinnati Bell, Inc., 8.25%, 10/15/17(1)	920,000	929,200
Frontier Communications Corp., 6.25%, 1/15/13(1)	550,000	563,750
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	550,000	529,379
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	340,000	336,415
Virgin Media Finance plc, 9.50%, 8/15/16(1)	200,000	225,500
Virgin Media Finance plc, 8.375%, 10/15/19(1)	875,000	964,687
Windstream Corp., 7.875%, 11/1/17(1)	430,000	467,625

		4,553,560

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16(1)	450,000	517,500
AES Corp. (The), 8.00%, 10/15/17(1)	400,000	442,000

		959,500

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Arrow Electronics, Inc., 3.375%, 11/1/15(1)	665,000	666,567
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	470,000	526,400

		1,192,967

ENERGY EQUIPMENT AND SERVICES†
Weatherford International Ltd., 9.625%, 3/1/19(1)	180,000	233,047

FOOD PRODUCTS — 0.3%
Del Monte Corp., 7.625%, 2/15/19(1)	850,000	820,250
TreeHouse Foods, Inc., 7.75%, 3/1/18(1)	850,000	922,250

		1,742,500

GAS UTILITIES — 0.2%
El Paso Corp., 7.25%, 6/1/18(1)	200,000	219,923

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	$270,000	$319,729
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/1/20(1)	800,000	842,000

		1,381,652

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(1)	330,000	346,601

HEALTH CARE PROVIDERS AND SERVICES — 0.5%
DaVita, Inc., 6.375%, 11/1/18(1)	840,000	862,050
Express Scripts, Inc., 6.25%, 6/15/14(1)	335,000	365,404
HCA, Inc., 7.875%, 2/15/20(1)	600,000	651,000
HCA, Inc., 7.69%, 6/15/25(1)	100,000	89,000
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	712,000	751,627
Universal Health Services, Inc., 7.125%, 6/30/16(1)	520,000	568,100

		3,287,181

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	400,000	431,912

HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	330,000	358,050

INSURANCE — 0.1%
Lincoln National Corp., 6.25%, 2/15/20(1)	120,000	129,457
MetLife, Inc., 6.75%, 6/1/16(1)	500,000	576,688
Prudential Financial, Inc., 7.375%, 6/15/19(1)	230,000	272,194

		978,339

MEDIA — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	974,050
Comcast Corp., 5.90%, 3/15/16(1)	250,000	286,472
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	400,000	416,726
Discovery Communications LLC, 3.70%, 6/1/15(1)	500,000	526,376
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	730,000	837,675
Lamar Media Corp., 9.75%, 4/1/14(1)	170,000	191,250
Lamar Media Corp., 7.875%, 4/15/18(1)	180,000	191,700
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	300,000	327,750
Viacom, Inc., 4.375%, 9/15/14(1)	500,000	536,036
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)	400,000	427,000

		4,715,035

METALS AND MINING — 0.4%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	300,000	382,149
ArcelorMittal, 9.85%, 6/1/19(1)	530,000	590,104
Barrick Gold Corp., 2.90%, 5/30/16	470,000	482,979
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	350,000	372,269
Xstrata Canada Financial Corp., 2.85%, 11/10/14(2)	550,000	553,261

		2,380,762

MULTI-UTILITIES — 0.5%
Calpine Corp., 7.25%, 10/15/17(1)(2)	920,000	970,600
CMS Energy Corp., 4.25%, 9/30/15	160,000	162,539
CMS Energy Corp., 8.75%, 6/15/19(1)	615,000	731,488

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	$160,000	$179,155
NRG Energy, Inc., 7.625%, 1/15/18(1)	700,000	703,500
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	180,000	196,852
PG&E Corp., 5.75%, 4/1/14(1)	70,000	76,318
Sempra Energy, 6.50%, 6/1/16(1)	130,000	151,822

		3,172,274

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(1)	370,000	413,998

OIL, GAS AND CONSUMABLE FUELS — 0.9%
Anadarko Petroleum Corp., 5.75%, 6/15/14(1)	350,000	376,950
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	380,000	431,286
Arch Coal, Inc., 7.25%, 10/1/20(1)	250,000	256,875
Arch Western Finance LLC, 6.75%, 7/1/13(1)	255,000	256,912
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	650,000	700,771
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	310,000	329,375
Chesapeake Energy Corp., 6.125%, 2/15/21(1)	400,000	413,000
Denbury Resources, Inc., 6.375%, 8/15/21(1)	850,000	892,500
Newfield Exploration Co., 6.875%, 2/1/20(1)	500,000	537,500
Peabody Energy Corp., 6.50%, 9/15/20(1)	835,000	880,925
Petroleos Mexicanos, 6.00%, 3/5/20(1)	250,000	278,825
SandRidge Energy, Inc., 8.75%, 1/15/20(1)	250,000	259,375

		5,614,294

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(2)	500,000	555,692

PERSONAL PRODUCTS — 0.1%
Elizabeth Arden, Inc., 7.375%, 3/15/21(1)	790,000	825,550

PHARMACEUTICALS — 0.3%
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(1)	845,000	902,037
Valeant Pharmaceuticals International, 6.50%, 7/15/16(1)(2)	895,000	898,356
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	500,000	536,920

		2,337,313

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Simon Property Group LP, 5.75%, 12/1/15(1)	400,000	447,982
Ventas Realty LP / Ventas Capital Corp., 6.75%, 4/1/17(1)	450,000	466,727

		914,709

ROAD AND RAIL — 0.1%
Union Pacific Corp., 4.875%, 1/15/15(1)	400,000	438,999

SPECIALTY RETAIL — 0.1%
Rent-A-Center, Inc., 6.625%, 11/15/20(1)	600,000	607,500

TEXTILES, APPAREL AND LUXURY GOODS — 0.3%
Gap, Inc. (The), 5.95%, 4/12/21(1)	210,000	200,578
Hanesbrands, Inc., 6.375%, 12/15/20(1)	390,000	397,800
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	430,000	465,475
Polymer Group, Inc., 7.75%, 2/1/19(1)(2)	850,000	884,000

		1,947,853

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	$500,000	$543,554

TOTAL CORPORATE BONDS (Cost $50,073,433)		51,681,550

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 3.3%

ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	488,320	508,944
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	573,304	587,913
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.77%, 1/25/12(1)	810,145	633,701
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.52%, 1/25/12	1,396,224	1,168,482
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(1)	458,758	441,371
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 1/25/12(1)	1,128,598	995,162
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	486,485	488,625
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/25/12(1)	1,133,052	780,130
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	911,728	953,272
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.125%, 1/18/12	909,266	936,551
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	958,392	911,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	1,008,443	1,062,904
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,239,701	1,165,164
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	726,397	729,817
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	868,571	866,398
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.74%, 1/25/12(1)	1,815,214	1,817,846
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2, VRN, 2.72%, 1/25/12	517,589	437,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,529,083	1,478,418
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36(1)	1,518,710	1,429,409
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.44%, 1/25/12(1)	895,497	779,490
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(1)	1,196,261	1,119,318
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	836,247	863,583
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 1/25/12	830,372	801,094

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,579,493)		20,956,611

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.1%

Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.46%, 1/15/12(1)(2)	$387,047	$349,650
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/10/12(1)	550,000	552,792
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 1/10/12(1)	675,000	692,505
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/10/12(1)	700,000	754,034
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	1,239,594	1,251,482
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	834,000	876,398
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	1,600,000	1,713,271
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.32%, 1/15/12(1)	1,560,000	1,675,166
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/15/12(1)	350,000	367,914
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	2,000,000	2,107,890
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(1)	700,000	673,600
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/15/12(1)	1,000,000	1,059,488
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, VRN, 0.58%, 1/15/12(1)(2)	252,827	246,167
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 1/15/12(1)	649,883	658,656
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/15/12(1)	450,000	473,627
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,435,015)		13,452,640

TEMPORARY CASH INVESTMENTS — 0.6%

Legacy Capital Co., 0.20%, 1/3/12(2)(4)	3,500,000	3,499,941
SSgA U.S. Government Money Market Fund	61,074	61,074

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,561,035)		3,561,015

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $617,726,233)	627,953,449

OTHER ASSETS AND LIABILITIES — 0.5%	3,173,545

TOTAL NET ASSETS — 100.0%	$631,126,994

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

300,000	CHF for EUR	Deutsche Bank	1/27/12	$319,510	$(19,033)
618,100	AUD for USD	UBS AG	1/27/12	630,545	(5,133)
224,400	AUD for USD	Westpac Group	1/27/12	228,918	212
973,800	CAD for USD	UBS AG	1/27/12	955,362	(7,881)
508,300	CAD for USD	HSBC Holdings plc	1/27/12	498,676	(3,235)
5,706,900	NOK for USD	UBS AG	1/27/12	953,500	(61,143)
3,207,400	NOK for USD	UBS AG	1/27/12	535,887	(19,168)
82,800	NZD for USD	UBS AG	1/27/12	64,355	(977)
248,400	NZD for USD	Westpac Group	1/27/12	193,064	778
7,305,200	SEK for USD	UBS AG	1/27/12	1,060,272	(48,965)
314,400	SEK for USD	UBS AG	1/27/12	45,632	(828)

				$5,485,721	$(165,373)

(Value on Settlement Date $5,651,094)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

242,844	EUR for CHF	Deutsche Bank	1/27/12	$314,345	$24,198
994,800	CHF for USD	UBS AG	1/27/12	1,059,495	73,212
375,000	CHF for USD	UBS AG	1/27/12	399,388	5,731
279,700	EUR for USD	UBS AG	1/27/12	362,052	24,340
84,800	EUR for USD	UBS AG	1/27/12	109,768	3,661
465,700	GBP for USD	UBS AG	1/27/12	723,089	22,436
114,500	GBP for USD	UBS AG	1/27/12	177,783	1,790
121,211,300	JPY for USD	UBS AG	1/27/12	1,575,290	(19,516)
65,463,100	JPY for USD	HSBC Holdings plc	1/27/12	850,774	(7,839)

				$5,571,984	$128,013

(Value on Settlement Date $5,699,997)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Bank of America N.A./CDX North America Investment Grade 16 Index	$4,800,000	Buy	1.00%	6/20/16	$(5,991)	$40,250	$34,259
Barclays Bank plc/CDX North America High Yield 11 Index	850,000	Sell*	5.00	12/20/13	(77,114)	71,148	(5,966)

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

Barclays Bank plc/Community Health Systems, Inc.	850,000	Sell*	5.00	12/20/12	27,572	(16,383)	11,189

$39,482

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value

Bank of America N.A.	$8,200,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	$4,247
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(279,718)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15%	11/16/16	(235,292)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97%	12/21/16	(78,410)
Barclays Bank plc	800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.45%	1/16/12	(5,037)
Barclays Bank plc	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	1.29%	8/31/13	76,629
Barclays Bank plc	6,400,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	(11,099)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(59,533)

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(74,728)

$(662,941)

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CPI	-	Consumer Price Index
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $2,559,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $9,515,531, which represented 1.5% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$538,301,633	—
Corporate Bonds	—	51,681,550	—
Collateralized Mortgage Obligations	—	20,956,611	—
Commercial Mortgage-Backed Securities	—	13,452,640	—
Temporary Cash Investments	$61,074	3,499,941	—

Total Value of Investment Securities	$61,074	$627,892,375	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(37,360)	—
Swap Agreements	—	(567,926)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$(605,286)	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$617,740,142
Gross tax appreciation of investments	$11,285,333
Gross tax depreciation of investments	(1,072,026)
Net tax appreciation (depreciation) of investments	$10,213,307

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Diversified Bond Fund

December 31, 2011

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

CORPORATE BONDS — 28.3%

AEROSPACE AND DEFENSE — 0.6%
L-3 Communications Corp., 5.20%, 10/15/19(1)	$60,000	$60,943
L-3 Communications Corp., 4.75%, 7/15/20	420,000	415,557
Lockheed Martin Corp., 7.65%, 5/1/16(1)	220,000	269,320
Lockheed Martin Corp., 4.25%, 11/15/19(1)	1,100,000	1,171,589
Lockheed Martin Corp., 4.85%, 9/15/41(1)	600,000	609,261
Northrop Grumman Corp., 3.70%, 8/1/14(1)	170,000	179,712
Raytheon Co., 4.40%, 2/15/20(1)	490,000	538,955
Raytheon Co., 3.125%, 10/15/20(1)	750,000	756,995
United Technologies Corp., 6.125%, 2/1/19(1)	410,000	507,230
United Technologies Corp., 6.05%, 6/1/36(1)	230,000	292,419
United Technologies Corp., 5.70%, 4/15/40(1)	1,180,000	1,459,494

		6,261,475

AUTOMOBILES — 0.5%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	430,000	436,191
American Honda Finance Corp., 2.50%, 9/21/15(1)(2)	1,090,000	1,110,261
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	950,000	945,693
Ford Motor Credit Co. LLC, 7.00%, 10/1/13(1)	150,000	159,446
Ford Motor Credit Co. LLC, 5.625%, 9/15/15(1)	530,000	549,939
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,320,000	1,377,730
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	290,000	293,842

		4,873,102

BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(1)	3,020,000	3,915,816
Coca-Cola Co. (The), 1.80%, 9/1/16	770,000	784,256
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(1)	410,000	425,705
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21(1)	1,030,000	1,046,834
PepsiCo, Inc., 4.875%, 11/1/40(1)	160,000	185,265
Pernod-Ricard SA, 4.45%, 1/15/22(2)	220,000	230,842
SABMiller plc, 5.50%, 8/15/13(1)(2)	250,000	266,637

		6,855,355

BIOTECHNOLOGY — 0.3%
Amgen, Inc., 5.85%, 6/1/17(1)	400,000	460,650
Amgen, Inc., 3.875%, 11/15/21(1)	1,060,000	1,071,407
Gilead Sciences, Inc., 4.40%, 12/1/21(1)	1,070,000	1,134,587

		2,666,644

CAPITAL MARKETS — 0.3%
Ameriprise Financial, Inc., 5.30%, 3/15/20(1)	350,000	377,124
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(1)	1,830,000	2,047,509
Jefferies Group, Inc., 5.125%, 4/13/18	730,000	649,700

		3,074,333

CHEMICALS — 0.4%
CF Industries, Inc., 6.875%, 5/1/18	660,000	757,350
CF Industries, Inc., 7.125%, 5/1/20	350,000	414,750
Dow Chemical Co. (The), 5.90%, 2/15/15(1)	540,000	601,388

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Dow Chemical Co. (The), 2.50%, 2/15/16(1)	$890,000	$895,787
Ecolab, Inc., 3.00%, 12/8/16(1)	450,000	466,123
Ecolab, Inc., 4.35%, 12/8/21(1)	780,000	834,303
Rohm & Haas Co., 5.60%, 3/15/13(1)	130,000	135,872

		4,105,573

COMMERCIAL BANKS — 1.9%
Bank of America N.A., 5.30%, 3/15/17(1)	1,220,000	1,101,788
Barclays Bank plc, 5.00%, 9/22/16(1)	560,000	580,700
BB&T Corp., 5.70%, 4/30/14(1)	250,000	273,677
BB&T Corp., 3.20%, 3/15/16	750,000	782,728
Capital One Financial Corp., 4.75%, 7/15/21	390,000	401,968
Fifth Third Bancorp, 6.25%, 5/1/13(1)	720,000	757,187
Fifth Third Capital Trust IV, 6.50%, 4/15/67(1)	420,000	413,700
HSBC Bank plc, 3.50%, 6/28/15(1)(2)	780,000	787,066
Huntington Bancshares, Inc., 7.00%, 12/15/20(1)	130,000	147,533
JPMorgan Chase Bank N.A., 5.875%, 6/13/16(1)	1,470,000	1,593,049
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(1)	690,000	748,321
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	1,600,000	1,650,749
National Australia Bank Ltd., 2.75%, 9/28/15(1)(2)	290,000	288,383
Northern Trust Co. (The), 6.50%, 8/15/18(1)	430,000	513,681
PNC Funding Corp., 3.625%, 2/8/15(1)	420,000	441,564
PNC Funding Corp., 4.25%, 9/21/15(1)	200,000	214,628
PNC Funding Corp., 4.375%, 8/11/20(1)	230,000	249,043
Royal Bank of Canada, 2.30%, 7/20/16	590,000	600,536
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	860,000	807,244
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(1)	1,570,000	1,499,463
SunTrust Bank, 7.25%, 3/15/18(1)	100,000	114,122
SunTrust Banks, Inc., 3.60%, 4/15/16(1)	196,000	199,830
Toronto-Dominion Bank (The), 2.50%, 7/14/16	460,000	469,747
Toronto-Dominion Bank (The), 2.375%, 10/19/16	1,160,000	1,182,005
U.S. Bancorp., 3.44%, 2/1/16	450,000	465,295
Wachovia Bank N.A., 4.80%, 11/1/14(1)	339,000	356,506
Wachovia Bank N.A., 4.875%, 2/1/15(1)	198,000	209,972
Wells Fargo & Co., 3.68%, 6/15/16(1)	560,000	585,919
Wells Fargo & Co., 5.625%, 12/11/17(1)	190,000	216,843
Wells Fargo & Co., 4.60%, 4/1/21(1)	380,000	417,373
Wells Fargo Bank N.A., Series AI, 4.75%, 2/9/15(1)	310,000	323,699
Westpac Banking Corp., 3.00%, 8/4/15(1)	340,000	344,294

		18,738,613

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Corrections Corp. of America, 6.25%, 3/15/13(1)	470,000	471,175
Corrections Corp. of America, 7.75%, 6/1/17(1)	550,000	599,500
Republic Services, Inc., 3.80%, 5/15/18(1)	270,000	279,994
Republic Services, Inc., 5.50%, 9/15/19(1)	1,233,000	1,424,791
Republic Services, Inc., 5.70%, 5/15/41(1)	50,000	57,459
Waste Management, Inc., 2.60%, 9/1/16	860,000	874,068
Waste Management, Inc., 4.75%, 6/30/20(1)	360,000	395,491
Waste Management, Inc., 6.125%, 11/30/39(1)	280,000	344,074

		4,446,552

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

COMMUNICATIONS EQUIPMENT — 0.2%
American Tower Corp., 4.625%, 4/1/15(1)	$860,000	$897,196
Cisco Systems, Inc., 5.90%, 2/15/39(1)	455,000	570,689

		1,467,885

CONSUMER FINANCE — 0.7%
American Express Centurion Bank, 6.00%, 9/13/17(1)	950,000	1,075,842
American Express Credit Corp., 2.80%, 9/19/16	570,000	573,547
American Express Credit Corp., MTN, 2.75%, 9/15/15(1)	1,330,000	1,338,457
Capital One Bank USA N.A., 8.80%, 7/15/19(1)	400,000	458,111
Credit Suisse (New York), 5.50%, 5/1/14(1)	590,000	613,659
Credit Suisse (New York), 6.00%, 2/15/18(1)	600,000	592,336
HSBC Finance Corp., 4.75%, 7/15/13(1)	200,000	204,328
John Deere Capital Corp., MTN, 3.15%, 10/15/21	120,000	122,504
PNC Bank N.A., 6.00%, 12/7/17(1)	310,000	344,861
SLM Corp., 5.00%, 10/1/13(1)	640,000	641,600
SLM Corp., 6.25%, 1/25/16(1)	570,000	554,898

		6,520,143

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(1)	330,000	360,525
Ball Corp., 6.75%, 9/15/20(1)	840,000	917,700

		1,278,225

DIVERSIFIED FINANCIAL SERVICES — 4.3%
Bank of America Corp., 4.50%, 4/1/15(1)	1,030,000	994,820
Bank of America Corp., 3.75%, 7/12/16	640,000	593,312
Bank of America Corp., 6.50%, 8/1/16(1)	2,250,000	2,268,567
Bank of America Corp., 5.75%, 12/1/17(1)	490,000	463,496
Bank of America Corp., 5.625%, 7/1/20(1)	800,000	739,958
BNP Paribas SA, 3.60%, 2/23/16(1)	280,000	262,930
Citigroup, Inc., 6.00%, 12/13/13(1)	1,060,000	1,097,506
Citigroup, Inc., 6.01%, 1/15/15(1)	2,420,000	2,530,282
Citigroup, Inc., 4.75%, 5/19/15	210,000	212,877
Citigroup, Inc., 6.125%, 5/15/18(1)	2,560,000	2,727,629
Citigroup, Inc., 5.375%, 8/9/20(1)	100,000	102,968
Citigroup, Inc., 4.50%, 1/14/22	500,000	481,776
Citigroup, Inc., 8.125%, 7/15/39(1)	170,000	208,445
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	270,000	276,116
Deutsche Bank AG (London), 3.875%, 8/18/14(1)	490,000	498,836
General Electric Capital Corp., 3.75%, 11/14/14(1)	1,500,000	1,582,393
General Electric Capital Corp., 2.25%, 11/9/15(1)	710,000	713,960
General Electric Capital Corp., 5.625%, 9/15/17(1)	250,000	277,102
General Electric Capital Corp., 4.375%, 9/16/20(1)	3,670,000	3,755,724
General Electric Capital Corp., 5.30%, 2/11/21(1)	310,000	331,856
General Electric Capital Corp., MTN, 3.35%, 10/17/16	2,880,000	3,003,206
General Electric Capital Corp., MTN, 5.875%, 1/14/38(1)	350,000	371,462
Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15(1)	840,000	859,291
Goldman Sachs Group, Inc. (The), 3.70%, 8/1/15(1)	520,000	509,952
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(1)	1,780,000	1,721,814
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	2,070,000	2,288,673
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	650,000	642,406

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(1)	$360,000	$353,730
HSBC Holdings plc, 5.10%, 4/5/21	550,000	585,292
HSBC Holdings plc, 6.80%, 6/1/38(1)	230,000	238,577
JP Morgan Chase Capital XXV, Series Y, 6.80%, 10/1/37(1)	430,000	435,913
JPMorgan Chase & Co., 3.45%, 3/1/16	730,000	742,503
JPMorgan Chase & Co., 3.15%, 7/5/16	310,000	311,841
JPMorgan Chase & Co., 6.00%, 1/15/18(1)	2,550,000	2,847,888
Morgan Stanley, 4.20%, 11/20/14(1)	620,000	598,431
Morgan Stanley, 6.00%, 4/28/15(1)	1,000,000	1,002,633
Morgan Stanley, 6.625%, 4/1/18(1)	970,000	958,785
Morgan Stanley, 5.625%, 9/23/19(1)	1,160,000	1,075,562
Morgan Stanley, 5.50%, 7/24/20(1)	610,000	555,365
Morgan Stanley, 5.75%, 1/25/21(1)	700,000	653,863
UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	320,000	317,311
UBS AG (Stamford Branch), 5.875%, 12/20/17(1)	1,250,000	1,303,269

		41,498,320

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
AT&T, Inc., 6.70%, 11/15/13(1)	770,000	849,353
AT&T, Inc., 5.10%, 9/15/14(1)	100,000	110,229
AT&T, Inc., 3.875%, 8/15/21(1)	980,000	1,038,264
AT&T, Inc., 6.80%, 5/15/36(1)	195,000	247,284
AT&T, Inc., 6.55%, 2/15/39(1)	1,430,000	1,822,122
British Telecommunications plc, 5.15%, 1/15/13(1)	325,000	336,586
British Telecommunications plc, 5.95%, 1/15/18(1)	1,220,000	1,349,574
CenturyLink, Inc., 6.15%, 9/15/19(1)	620,000	623,589
CenturyLink, Inc., Series P, 7.60%, 9/15/39(1)	290,000	284,955
Deutsche Telekom International Finance BV, 8.75%, 6/15/30(1)	160,000	223,468
France Telecom SA, 4.375%, 7/8/14(1)	540,000	570,821
Telecom Italia Capital SA, 6.18%, 6/18/14(1)	600,000	577,504
Telecom Italia Capital SA, 7.00%, 6/4/18(1)	525,000	491,314
Telefonica Emisiones SAU, 5.88%, 7/15/19(1)	400,000	395,782
Telefonica Emisiones SAU, 5.46%, 2/16/21	910,000	869,605
Verizon Communications, Inc., 6.10%, 4/15/18(1)	395,000	475,047
Verizon Communications, Inc., 8.75%, 11/1/18(1)	670,000	905,973
Verizon Communications, Inc., 7.35%, 4/1/39(1)	500,000	700,180
Windstream Corp., 7.875%, 11/1/17(1)	950,000	1,033,125

		12,904,775

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17(1)	950,000	1,049,750

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	690,000	772,800
Jabil Circuit, Inc., 5.625%, 12/15/20(1)	710,000	725,975

		1,498,775

ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16(1)	540,000	551,524
Pride International, Inc., 6.875%, 8/15/20(1)	100,000	117,399

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Transocean, Inc., 6.50%, 11/15/20(1)	$300,000	$310,314
Transocean, Inc., 6.375%, 12/15/21(1)	230,000	244,825
Weatherford International Ltd., 9.625%, 3/1/19(1)	600,000	776,822

		2,000,884

FOOD AND STAPLES RETAILING — 0.9%
CVS Caremark Corp., 6.60%, 3/15/19(1)	1,500,000	1,830,521
Delhaize Group SA, 5.875%, 2/1/14(1)	810,000	879,724
Delhaize Group SA, 6.50%, 6/15/17(1)	150,000	176,546
Kroger Co. (The), 6.40%, 8/15/17(1)	530,000	631,254
Safeway, Inc., 4.75%, 12/1/21	1,230,000	1,261,951
Wal-Mart Stores, Inc., 5.875%, 4/5/27(1)	235,000	286,079
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	140,000	188,344
Wal-Mart Stores, Inc., 5.625%, 4/1/40(1)	410,000	520,308
Wal-Mart Stores, Inc., 4.875%, 7/8/40	970,000	1,122,310
Wal-Mart Stores, Inc., 5.00%, 10/25/40(1)	510,000	601,412
Wal-Mart Stores, Inc., 5.625%, 4/15/41(1)	700,000	906,429

		8,404,878

FOOD PRODUCTS — 0.7%
General Mills, Inc., 5.25%, 8/15/13(1)	880,000	940,923
General Mills, Inc., 3.15%, 12/15/21(1)	500,000	507,404
Kellogg Co., 4.45%, 5/30/16(1)	320,000	355,642
Kraft Foods, Inc., 6.125%, 2/1/18(1)	560,000	657,090
Kraft Foods, Inc., 5.375%, 2/10/20(1)	2,400,000	2,772,948
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)	395,000	412,829
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	390,000	456,667
Tyson Foods, Inc., 6.85%, 4/1/16(1)	300,000	330,750

		6,434,253

GAS UTILITIES — 1.0%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(1)	160,000	192,237
El Paso Corp., 7.25%, 6/1/18(1)	900,000	989,653
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20(1)	660,000	730,469
Enbridge Energy Partners LP, 6.50%, 4/15/18(1)	540,000	628,840
Enbridge Energy Partners LP, 5.20%, 3/15/20(1)	220,000	244,733
Enbridge Energy Partners LP, 5.50%, 9/15/40(1)	490,000	547,052
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	420,000	440,741
Enterprise Products Operating LLC, 6.30%, 9/15/17(1)	980,000	1,149,386
Enterprise Products Operating LLC, 5.95%, 2/1/41(1)	440,000	494,039
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(1)	510,000	600,436
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	550,000	599,816
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(1)	620,000	690,245
Magellan Midstream Partners LP, 6.55%, 7/15/19(1)	560,000	663,141
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(1)	400,000	424,013
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(1)	760,000	971,997
Williams Partners LP, 4.125%, 11/15/20(1)	720,000	740,011

		10,106,809

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Boston Scientific Corp., 4.50%, 1/15/15(1)	350,000	367,607

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Covidien International Finance SA, 1.875%, 6/15/13(1)	$500,000	$504,985

		872,592

HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Express Scripts, Inc., 7.25%, 6/15/19(1)	1,490,000	1,777,686
HCA, Inc., 7.875%, 2/15/20(1)	1,350,000	1,464,750
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	1,136,000	1,227,983
Universal Health Services, Inc., 7.125%, 6/30/16(1)	630,000	688,275
WellPoint, Inc., 5.80%, 8/15/40(1)	210,000	249,785

		5,408,479

HOTELS, RESTAURANTS AND LEISURE — 0.1%
International Game Technology, 5.50%, 6/15/20(1)	300,000	313,312
McDonald's Corp., 5.35%, 3/1/18(1)	270,000	322,969
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	600,000	647,867

		1,284,148

HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.75%, 11/1/19(1)	465,000	489,645

HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	960,000	1,041,600

INDUSTRIAL CONGLOMERATES — 0.2%
General Electric Co., 5.00%, 2/1/13(1)	652,000	679,682
General Electric Co., 5.25%, 12/6/17(1)	750,000	862,156

		1,541,838

INSURANCE — 1.2%
Allstate Corp. (The), 7.45%, 5/16/19	810,000	985,979
American International Group, Inc., 3.65%, 1/15/14	230,000	223,510
American International Group, Inc., 5.85%, 1/16/18(1)	1,570,000	1,538,944
American International Group, Inc., 8.25%, 8/15/18(1)	230,000	244,014
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(1)	435,000	474,745
Berkshire Hathaway, Inc., 3.75%, 8/15/21	190,000	197,737
CNA Financial Corp., 5.75%, 8/15/21	480,000	490,524
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(1)(2)	300,000	320,250
Genworth Financial, Inc., 7.20%, 2/15/21(1)	230,000	210,228
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(1)	570,000	573,279
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(1)	470,000	495,445
International Lease Finance Corp., 5.75%, 5/15/16(1)	570,000	529,295
Liberty Mutual Group, Inc., 5.00%, 6/1/21(1)(2)	387,000	379,786
Lincoln National Corp., 6.25%, 2/15/20(1)	780,000	841,468
MetLife, Inc., 6.75%, 6/1/16(1)	1,060,000	1,222,580
MetLife, Inc., 5.70%, 6/15/35(1)	290,000	324,205
Prudential Financial, Inc., 7.375%, 6/15/19(1)	660,000	781,077
Prudential Financial, Inc., 5.375%, 6/21/20(1)	480,000	514,413
Prudential Financial, Inc., 5.40%, 6/13/35(1)	100,000	96,745
Prudential Financial, Inc., 5.625%, 5/12/41(1)	290,000	285,593
Prudential Financial, Inc., MTN, 3.625%, 9/17/12(1)	300,000	304,712
Prudential Financial, Inc., MTN, 5.70%, 12/14/36(1)	170,000	169,053

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/41(1)(2)	$540,000	$476,108

		11,679,690

INTERNET SOFTWARE AND SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	170,000	171,859
Google, Inc., 2.125%, 5/19/16(1)	520,000	541,388

		713,247

IT SERVICES — 0.2%
International Business Machines Corp., 1.95%, 7/22/16	1,750,000	1,803,386

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	480,000	604,084

MEDIA — 2.7%
British Sky Broadcasting Group plc, 6.10%, 2/15/18(1)(2)	180,000	201,836
CBS Corp., 4.30%, 2/15/21(1)	620,000	641,108
Comcast Corp., 5.90%, 3/15/16(1)	1,810,000	2,074,057
Comcast Corp., 6.50%, 11/15/35(1)	660,000	796,807
Comcast Corp., 6.40%, 5/15/38(1)	860,000	1,034,951
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	560,000	605,362
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(1)	880,000	916,796
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(1)	1,740,000	1,864,930
Discovery Communications LLC, 5.625%, 8/15/19(1)	490,000	558,240
Discovery Communications LLC, 4.375%, 6/15/21(1)	770,000	814,066
DISH DBS Corp., 7.00%, 10/1/13(1)	200,000	214,500
DISH DBS Corp., 7.125%, 2/1/16(1)	250,000	270,625
DISH DBS Corp., 6.75%, 6/1/21(1)	730,000	790,225
Embarq Corp., 7.08%, 6/1/16(1)	82,000	88,985
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(1)	840,000	963,900
Lamar Media Corp., 9.75%, 4/1/14(1)	420,000	472,500
NBCUniversal Media LLC, 5.15%, 4/30/20(1)	670,000	746,983
NBCUniversal Media LLC, 4.375%, 4/1/21	1,100,000	1,162,649
News America, Inc., 4.50%, 2/15/21(1)	650,000	682,551
News America, Inc., 6.90%, 8/15/39(1)	710,000	822,042
Omnicom Group, Inc., 4.45%, 8/15/20(1)	670,000	691,614
Qwest Corp., 7.50%, 10/1/14(1)	120,000	132,787
SBA Telecommunications, Inc., 8.00%, 8/15/16(1)	250,000	270,625
SBA Telecommunications, Inc., 8.25%, 8/15/19(1)	400,000	437,000
Time Warner Cable, Inc., 6.75%, 7/1/18(1)	1,730,000	2,056,958
Time Warner, Inc., 3.15%, 7/15/15(1)	540,000	562,228
Time Warner, Inc., 4.875%, 3/15/20(1)	920,000	998,294
Time Warner, Inc., 7.70%, 5/1/32(1)	440,000	574,853
Time Warner, Inc., 6.10%, 7/15/40(1)	440,000	516,730
Viacom, Inc., 4.375%, 9/15/14(1)	640,000	686,126
Viacom, Inc., 4.50%, 3/1/21(1)	1,100,000	1,163,139
Viacom, Inc., 3.875%, 12/15/21	500,000	511,275
Virgin Media Secured Finance plc, 6.50%, 1/15/18(1)	1,440,000	1,537,200
Virgin Media Secured Finance plc, 5.25%, 1/15/21(1)	380,000	403,183

		26,265,125

METALS AND MINING — 1.0%
Anglo American Capital plc, 9.375%, 4/8/19(1)(2)	250,000	318,458

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(1)	$655,000	$651,574
ArcelorMittal, 9.85%, 6/1/19(1)	590,000	656,908
ArcelorMittal, 5.25%, 8/5/20(1)	455,000	413,723
Barrick North America Finance LLC, 4.40%, 5/30/21	670,000	726,732
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	630,000	670,084
Newmont Mining Corp., 6.25%, 10/1/39(1)	370,000	438,835
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(1)	240,000	245,676
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	670,000	703,212
Teck Resources Ltd., 5.375%, 10/1/15(1)	210,000	229,011
Teck Resources Ltd., 3.15%, 1/15/17	460,000	470,588
Teck Resources Ltd., 3.85%, 8/15/17	100,000	103,272
Vale Overseas Ltd., 5.625%, 9/15/19(1)	1,205,000	1,333,036
Vale Overseas Ltd., 4.625%, 9/15/20	690,000	716,727
Xstrata Canada Financial Corp., 2.85%, 11/10/14(2)	1,000,000	1,005,929
Xstrata Canada Financial Corp., 4.95%, 11/15/21(2)	1,000,000	1,023,213

		9,706,978

MULTI-UTILITIES — 1.4%
Carolina Power & Light Co., 5.15%, 4/1/15(1)	160,000	179,988
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(1)	455,000	501,203
CMS Energy Corp., 4.25%, 9/30/15	290,000	294,603
CMS Energy Corp., 8.75%, 6/15/19(1)	1,140,000	1,355,929
Dominion Resources, Inc., 6.40%, 6/15/18(1)	810,000	978,618
Dominion Resources, Inc., 4.90%, 8/1/41	590,000	638,313
Duke Energy Carolinas LLC, Series C, 7.00%, 11/15/18(1)	520,000	670,409
Duke Energy Corp., 3.95%, 9/15/14(1)	260,000	277,613
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,280,605
Edison International, 3.75%, 9/15/17(1)	390,000	401,939
Exelon Generation Co. LLC, 5.20%, 10/1/19(1)	330,000	362,969
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	740,000	822,389
Florida Power Corp., 5.65%, 6/15/18(1)	180,000	215,306
Florida Power Corp., 6.35%, 9/15/37(1)	130,000	174,872
Ipalco Enterprises, Inc., 5.00%, 5/1/18(1)	420,000	413,700
Niagara Mohawk Power Corp., 4.88%, 8/15/19(2)	200,000	223,943
Nisource Finance Corp., 4.45%, 12/1/21	310,000	317,260
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	421,000	513,628
PacifiCorp, 6.00%, 1/15/39(1)	570,000	729,171
PG&E Corp., 5.75%, 4/1/14(1)	110,000	119,928
PPL Electric Utilities Corp., 5.20%, 7/15/41	70,000	83,765
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	218,136
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	401,746
Sempra Energy, 8.90%, 11/15/13(1)	500,000	564,092
Sempra Energy, 6.50%, 6/1/16(1)	660,000	770,792
Sempra Energy, 9.80%, 2/15/19(1)	130,000	175,763
Southern California Edison Co., 5.625%, 2/1/36(1)	179,000	222,028
Southern Power Co., 5.15%, 9/15/41	190,000	201,956
Xcel Energy, Inc., 4.80%, 9/15/41	190,000	207,456

		13,318,120

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(1)	100,000	100,692

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Macy's Retail Holdings, Inc., 5.90%, 12/1/16(1)	$390,000	$436,377

		537,069

OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(1)	190,000	199,548
Xerox Corp., 4.25%, 2/15/15(1)	580,000	611,854

		811,402

OIL, GAS AND CONSUMABLE FUELS — 2.0%
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	910,000	1,032,815
Anadarko Petroleum Corp., 6.45%, 9/15/36(1)	480,000	548,107
Arch Western Finance LLC, 6.75%, 7/1/13(1)	212,000	213,590
BP Capital Markets plc, 3.20%, 3/11/16(1)	560,000	587,583
BP Capital Markets plc, 2.25%, 11/1/16	810,000	816,280
BP Capital Markets plc, 4.50%, 10/1/20(1)	360,000	397,072
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	310,000	334,214
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	300,000	318,750
ConocoPhillips, 5.75%, 2/1/19(1)	710,000	856,570
ConocoPhillips Holding Co., 6.95%, 4/15/29(1)	590,000	805,421
Devon Energy Corp., 5.60%, 7/15/41(1)	670,000	807,066
EOG Resources, Inc., 5.625%, 6/1/19(1)	240,000	283,961
Hess Corp., 6.00%, 1/15/40(1)	320,000	379,271
Marathon Petroleum Corp., 3.50%, 3/1/16(1)	470,000	478,962
Marathon Petroleum Corp., 5.125%, 3/1/21(1)	640,000	669,567
Newfield Exploration Co., 6.875%, 2/1/20(1)	985,000	1,058,875
Newfield Exploration Co., 5.75%, 1/30/22(1)	360,000	390,600
Nexen, Inc., 6.20%, 7/30/19(1)	500,000	581,770
Nexen, Inc., 5.875%, 3/10/35(1)	430,000	439,462
Noble Energy, Inc., 4.15%, 12/15/21	720,000	746,023
Occidental Petroleum Corp., 1.75%, 2/15/17	330,000	334,730
Peabody Energy Corp., 7.375%, 11/1/16(1)	270,000	298,350
Peabody Energy Corp., 6.50%, 9/15/20(1)	310,000	327,050
Pemex Project Funding Master Trust, 6.625%, 6/15/35(1)	230,000	263,062
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(1)	760,000	816,828
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	1,150,000	1,213,508
Petroleos Mexicanos, 6.00%, 3/5/20(1)	480,000	535,344
Petroleos Mexicanos, 6.50%, 6/2/41(1)(2)	320,000	361,600
Shell International Finance BV, 6.375%, 12/15/38(1)	220,000	303,329
Suncor Energy, Inc., 6.10%, 6/1/18(1)	713,000	844,939
Suncor Energy, Inc., 6.85%, 6/1/39(1)	290,000	372,050
Talisman Energy, Inc., 7.75%, 6/1/19(1)	920,000	1,135,743
Talisman Energy, Inc., 3.75%, 2/1/21(1)	500,000	492,311

		19,044,803

PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)(2)	1,410,000	1,564,003
International Paper Co., 4.75%, 2/15/22	300,000	319,390

		1,883,393

PERSONAL PRODUCTS — 0.1%
Procter & Gamble Co. (The), 1.45%, 8/15/16(1)	600,000	607,847

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

PHARMACEUTICALS — 0.6%
Abbott Laboratories, 5.30%, 5/27/40(1)	$430,000	$515,922
AstraZeneca plc, 5.90%, 9/15/17(1)	140,000	169,358
Pfizer, Inc., 7.20%, 3/15/39(1)	470,000	695,057
Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	1,295,000	1,575,843
Roche Holdings, Inc., 7.00%, 3/1/39(1)(2)	670,000	950,990
Sanofi, 4.00%, 3/29/21(1)	436,000	483,815
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	1,336,000	1,434,649

		5,825,634

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Boston Properties LP, 5.00%, 6/1/15(1)	300,000	325,198
Developers Diversified Realty Corp., 5.375%, 10/15/12(1)	280,000	282,682
Developers Diversified Realty Corp., 4.75%, 4/15/18(1)	1,370,000	1,312,226
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	275,667
HCP, Inc., 3.75%, 2/1/16(1)	540,000	550,052
HCP, Inc., 5.375%, 2/1/21	260,000	272,972
Kimco Realty Corp., 6.875%, 10/1/19(1)	300,000	345,628
Reckson Operating Partnership LP, 6.00%, 3/31/16(1)	500,000	519,351
Reckson Operating Partnership LP, 7.75%, 3/15/20(1)	540,000	592,975
Simon Property Group LP, 5.10%, 6/15/15(1)	200,000	218,747
Simon Property Group LP, 5.75%, 12/1/15(1)	390,000	436,782
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership, 5.00%, 8/15/18(1)	210,000	203,067
UDR, Inc., 4.25%, 6/1/18(1)	450,000	465,994
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(1)	790,000	773,379
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(1)	320,000	309,308
Vornado Realty LP, 5.00%, 1/15/22	550,000	555,428
WEA Finance LLC, 4.625%, 5/10/21(1)(2)	910,000	894,500

		8,333,956

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, 6.625%, 12/1/19(1)	590,000	642,994
ProLogis LP, 6.875%, 3/15/20(1)	13,000	14,453

		657,447

ROAD AND RAIL — 0.4%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(1)	764,000	792,614
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(1)	200,000	222,215
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	400,000	442,117
CSX Corp., 5.75%, 3/15/13(1)	263,000	276,956
CSX Corp., 4.25%, 6/1/21(1)	400,000	428,069
CSX Corp., 4.75%, 5/30/42	750,000	775,384
Norfolk Southern Corp., 5.75%, 1/15/16(1)	90,000	104,301
Norfolk Southern Corp., 5.75%, 4/1/18(1)	500,000	590,088
Union Pacific Corp., 4.75%, 9/15/41	640,000	698,616

		4,330,360

SOFTWARE — 0.3%
Intuit, Inc., 5.75%, 3/15/17(1)	1,000,000	1,123,290
Oracle Corp., 5.25%, 1/15/16(1)	1,200,000	1,387,173

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Oracle Corp., 5.375%, 7/15/40(1)	$570,000	$695,741

		3,206,204

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.40%, 3/1/16(1)	690,000	797,833
Home Depot, Inc. (The), 5.95%, 4/1/41(1)	420,000	542,896

		1,340,729

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21(1)	490,000	468,015
Hanesbrands, Inc., 6.375%, 12/15/20(1)	450,000	459,000
Ltd. Brands, Inc., 6.90%, 7/15/17(1)	500,000	541,250

		1,468,265

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Alltel Corp., 7.875%, 7/1/32(1)	180,000	257,625
America Movil SAB de CV, 5.00%, 10/16/19(1)	270,000	300,117
America Movil SAB de CV, 5.00%, 3/30/20(1)	370,000	410,476
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	1,290,000	1,402,368
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	430,000	581,010
Vodafone Group plc, 5.00%, 12/16/13(1)	720,000	773,035
Vodafone Group plc, 5.625%, 2/27/17(1)	870,000	1,011,564

		4,736,195

TOTAL CORPORATE BONDS (Cost $259,055,586)		271,698,580

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 28.0%

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 27.3%
FHLMC, 6.50%, 12/1/12(1)	132	136
FHLMC, 6.00%, 1/1/13(1)	474	514
FHLMC, 7.00%, 11/1/13(1)	565	590
FHLMC, 7.00%, 6/1/14(1)	1,535	1,625
FHLMC, 6.50%, 6/1/16(1)	7,086	7,787
FHLMC, 6.50%, 6/1/16(1)	3,435	3,760
FHLMC, 5.00%, 4/1/19	2,635,379	2,823,251
FHLMC, 7.00%, 9/1/27(1)	935	1,086
FHLMC, 6.50%, 1/1/28(1)	1,638	1,877
FHLMC, 7.00%, 2/1/28(1)	257	299
FHLMC, 6.50%, 3/1/29(1)	9,143	10,478
FHLMC, 6.50%, 6/1/29(1)	6,794	7,786
FHLMC, 7.00%, 8/1/29(1)	1,024	1,194
FHLMC, 7.50%, 8/1/29(1)	2,892	3,146
FHLMC, 6.50%, 5/1/31(1)	127	145
FHLMC, 6.50%, 5/1/31(1)	5,373	6,130
FHLMC, 6.50%, 6/1/31(1)	262	298
FHLMC, 6.50%, 6/1/31(1)	93	107
FHLMC, 6.50%, 6/1/31(1)	622	710
FHLMC, 5.50%, 12/1/33(1)	136,567	150,613

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

FHLMC, 5.50%, 1/1/38(1)	$1,708,877	$1,858,731
FHLMC, 6.00%, 2/1/38	3,459,753	3,805,850
FHLMC, 5.50%, 4/1/38(1)	1,400,174	1,521,425
FHLMC, 6.00%, 5/1/38	2,044,215	2,262,124
FHLMC, 6.00%, 8/1/38(1)	146,316	161,227
FHLMC, 5.50%, 9/1/38	6,873,487	7,522,415
FHLMC, 4.00%, 4/1/41	8,374,967	8,873,750
FHLMC, 6.50%, 7/1/47(1)	22,218	24,680
FNMA, 4.50%, 1/12/12(4)	5,000,000	5,321,875
FNMA, 5.00%, 1/12/12(4)	11,000,000	11,885,159
FNMA, 6.00%, 1/12/12(4)	3,900,000	4,294,876
FNMA, 6.50%, 1/12/12(4)	1,304,000	1,451,108
FNMA, 6.00%, 5/1/13(1)	170	183
FNMA, 6.00%, 5/1/13(1)	577	623
FNMA, 6.00%, 7/1/13(1)	1,698	1,834
FNMA, 6.00%, 12/1/13(1)	1,927	2,081
FNMA, 6.00%, 1/1/14(1)	1,462	1,579
FNMA, 6.00%, 2/1/14(1)	2,248	2,427
FNMA, 6.00%, 4/1/14(1)	2,856	3,084
FNMA, 5.50%, 12/1/16(1)	31,869	34,625
FNMA, 5.50%, 12/1/16(1)	13,057	14,187
FNMA, 6.50%, 1/1/26(1)	5,549	6,214
FNMA, 7.00%, 12/1/27(1)	923	1,072
FNMA, 6.50%, 1/1/28(1)	626	716
FNMA, 7.50%, 4/1/28(1)	2,835	3,381
FNMA, 7.00%, 5/1/28(1)	4,298	5,006
FNMA, 7.00%, 6/1/28(1)	442	515
FNMA, 6.50%, 1/1/29(1)	1,332	1,522
FNMA, 6.50%, 4/1/29(1)	3,703	4,234
FNMA, 7.00%, 7/1/29(1)	4,202	4,904
FNMA, 7.50%, 7/1/29(1)	7,702	9,207
FNMA, 7.50%, 8/1/30(1)	1,946	2,056
FNMA, 7.50%, 9/1/30(1)	2,775	3,316
FNMA, 5.00%, 7/1/31	8,378,552	9,058,295
FNMA, 7.00%, 9/1/31(1)	12,846	14,948
FNMA, 6.50%, 1/1/32(1)	8,030	9,140
FNMA, 7.00%, 6/1/32(1)	79,959	92,767
FNMA, 6.50%, 8/1/32(1)	25,960	29,551
FNMA, 5.50%, 6/1/33(1)	118,804	130,380
FNMA, 5.50%, 7/1/33(1)	655,409	716,570
FNMA, 5.50%, 8/1/33(1)	156,466	171,067
FNMA, 5.50%, 9/1/33(1)	234,104	259,096
FNMA, 5.00%, 11/1/33(1)	1,304,639	1,411,094
FNMA, 5.50%, 1/1/34(1)	267,437	292,727
FNMA, 5.50%, 12/1/34(1)	1,028,278	1,123,590
FNMA, 4.50%, 1/1/35	684,316	730,921
FNMA, 5.00%, 8/1/35(1)	739,312	799,407
FNMA, 4.50%, 9/1/35(1)	831,540	886,873
FNMA, 5.00%, 2/1/36(1)	5,121,948	5,538,286
FNMA, 5.50%, 7/1/36(1)	407,275	444,389
FNMA, 5.50%, 2/1/37(1)	185,339	202,228
FNMA, 6.00%, 4/1/37	863,790	958,432

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, 6.00%, 7/1/37	$2,906,208	$3,224,632
FNMA, 6.00%, 8/1/37	2,803,863	3,111,073
FNMA, 6.50%, 8/1/37(1)	285,706	315,447
FNMA, 6.00%, 9/1/37	3,403,130	3,751,540
FNMA, 6.00%, 11/1/37	1,020,688	1,132,521
FNMA, 5.50%, 2/1/38	6,461,751	7,072,816
FNMA, 5.50%, 2/1/38(1)	1,404,588	1,530,831
FNMA, 5.50%, 6/1/38	2,549,035	2,790,089
FNMA, 5.00%, 1/1/39	1,577,311	1,721,789
FNMA, 4.50%, 2/1/39	3,871,989	4,124,800
FNMA, 5.50%, 3/1/39	9,194,616	10,021,019
FNMA, 4.50%, 4/1/39	1,576,658	1,710,150
FNMA, 4.50%, 5/1/39	3,708,853	4,022,872
FNMA, 4.50%, 6/1/39	2,667,897	2,864,601
FNMA, 5.00%, 8/1/39	2,316,449	2,528,631
FNMA, 4.50%, 9/1/39	4,269,916	4,631,438
FNMA, 4.50%, 10/1/39	4,728,197	5,128,521
FNMA, 5.00%, 4/1/40	7,752,863	8,385,480
FNMA, 5.00%, 4/1/40	3,564,883	3,941,549
FNMA, 4.00%, 10/1/40	4,361,467	4,628,717
FNMA, 4.50%, 11/1/40	4,013,115	4,309,002
FNMA, 4.00%, 12/1/40	5,803,285	6,128,053
FNMA, 4.00%, 5/1/41	9,636,971	10,135,627
FNMA, 4.50%, 7/1/41	9,762,533	10,454,866
FNMA, 4.00%, 9/1/41	8,895,103	9,406,796
FNMA, 3.50%, 10/1/41	8,418,638	8,668,312
FNMA, 6.50%, 6/1/47(1)	31,313	34,504
FNMA, 6.50%, 8/1/47(1)	74,324	81,898
FNMA, 6.50%, 8/1/47(1)	126,666	139,575
FNMA, 6.50%, 9/1/47(1)	142,124	156,608
FNMA, 6.50%, 9/1/47(1)	7,744	8,533
FNMA, 6.50%, 9/1/47(1)	66,181	72,926
FNMA, 6.50%, 9/1/47(1)	36,889	40,648
FNMA, 6.50%, 9/1/47(1)	50,695	55,861
GNMA, 4.50%, 1/23/12(4)	4,000,000	4,359,375
GNMA, 7.00%, 11/15/22(1)	4,660	5,334
GNMA, 7.00%, 4/20/26(1)	800	926
GNMA, 7.50%, 8/15/26(1)	1,605	1,874
GNMA, 8.00%, 8/15/26(1)	881	1,052
GNMA, 7.50%, 5/15/27(1)	1,638	1,941
GNMA, 8.00%, 6/15/27(1)	1,516	1,603
GNMA, 7.50%, 11/15/27(1)	241	250
GNMA, 7.00%, 2/15/28(1)	564	657
GNMA, 7.50%, 2/15/28(1)	500	517
GNMA, 6.50%, 3/15/28(1)	1,643	1,906
GNMA, 7.00%, 4/15/28(1)	284	331
GNMA, 6.50%, 5/15/28(1)	4,416	5,120
GNMA, 7.00%, 12/15/28(1)	1,276	1,488
GNMA, 7.00%, 5/15/31(1)	7,567	8,837
GNMA, 6.00%, 7/15/33	2,159,291	2,465,168
GNMA, 4.50%, 8/15/33	3,414,319	3,746,894
GNMA, 5.00%, 3/20/36	541,789	602,605

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

GNMA, 5.00%, 4/20/36	$1,256,568	$1,397,225
GNMA, 5.00%, 5/20/36(1)	1,769,797	1,967,904
GNMA, 5.50%, 1/15/39	2,127,731	2,416,304
GNMA, 6.00%, 1/20/39	248,500	281,007
GNMA, 6.00%, 2/20/39(1)	1,372,342	1,551,861
GNMA, 4.50%, 6/15/39	8,557,464	9,372,295
GNMA, 5.50%, 9/15/39	380,172	428,525
GNMA, 5.00%, 10/15/39	4,085,729	4,549,970
GNMA, 5.00%, 8/20/40	8,293,131	9,182,569
GNMA, 4.00%, 11/20/40	10,666,728	11,433,066
GNMA, 4.00%, 12/15/40	3,890,619	4,181,077
GNMA, 4.50%, 6/15/41	2,967,879	3,262,534

		262,539,219

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.7%
FHLMC, VRN, 2.61%, 1/15/12	1,274,290	1,323,286
FHLMC, VRN, 3.56%, 1/15/12	1,303,284	1,367,568
FHLMC, VRN, 3.69%, 1/15/12	1,149,563	1,201,863
FNMA, VRN, 3.34%, 1/25/12	1,793,823	1,879,151
FNMA, VRN, 3.39%, 1/25/12	944,889	977,389

		6,749,257

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $259,982,645)		269,288,476

U.S. TREASURY SECURITIES — 21.1%

U.S. Treasury Bonds, 10.625%, 8/15/15(1)	1,580,000	2,152,503
U.S. Treasury Bonds, 8.125%, 8/15/21(1)	955,000	1,495,396
U.S. Treasury Bonds, 6.75%, 8/15/26(1)	600,000	926,344
U.S. Treasury Bonds, 5.50%, 8/15/28(1)	2,250,000	3,174,961
U.S. Treasury Bonds, 5.25%, 2/15/29(1)	5,227,000	7,218,163
U.S. Treasury Bonds, 5.375%, 2/15/31(1)	4,800,000	6,839,251
U.S. Treasury Bonds, 4.75%, 2/15/37(1)	800,000	1,086,000
U.S. Treasury Bonds, 4.25%, 5/15/39(1)	500,000	635,000
U.S. Treasury Bonds, 4.375%, 11/15/39(1)	12,100,000	15,680,850
U.S. Treasury Bonds, 4.375%, 5/15/41(1)	6,890,000	8,958,075
U.S. Treasury Bonds, 3.75%, 8/15/41(1)	700,000	821,407
U.S. Treasury Bonds, 3.125%, 11/15/41(1)	1,350,000	1,410,961
U.S. Treasury Notes, 1.375%, 10/15/12(1)	5,000,000	5,049,415
U.S. Treasury Notes, 1.375%, 1/15/13(1)	28,300,000	28,655,957
U.S. Treasury Notes, 1.375%, 5/15/13(1)	14,000,000	14,225,316
U.S. Treasury Notes, 3.50%, 5/31/13(1)	10,000,000	10,463,670
U.S. Treasury Notes, 0.375%, 6/30/13(1)	5,000,000	5,013,280
U.S. Treasury Notes, 1.25%, 3/15/14(1)	16,760,000	17,120,089
U.S. Treasury Notes, 2.375%, 8/31/14(1)	1,200,000	1,264,406
U.S. Treasury Notes, 0.375%, 11/15/14(1)	13,000,000	13,012,194
U.S. Treasury Notes, 2.625%, 12/31/14(1)	3,800,000	4,053,829
U.S. Treasury Notes, 1.25%, 9/30/15(1)	12,000,000	12,316,872
U.S. Treasury Notes, 2.125%, 12/31/15(1)	3,993,000	4,236,637

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. Treasury Notes, 2.00%, 4/30/16(1)	$5,000,000	$5,282,030
U.S. Treasury Notes, 1.50%, 6/30/16(1)	7,500,000	7,758,982
U.S. Treasury Notes, 1.00%, 9/30/16(1)	9,000,000	9,097,029
U.S. Treasury Notes, 1.00%, 10/31/16(1)	10,000,000	10,101,560
U.S. Treasury Notes, 4.75%, 8/15/17(1)	1,092,000	1,315,348
U.S. Treasury Notes, 2.625%, 4/30/18(1)	1,355,000	1,475,575
U.S. Treasury Notes, 3.625%, 2/15/20(1)	700,000	811,782
U.S. Treasury Notes, 2.625%, 8/15/20(1)	650,000	701,035
U.S. Treasury Notes, 2.125%, 8/15/21(1)	1,000,000	1,025,313

TOTAL U.S. TREASURY SECURITIES (Cost $193,223,695)		203,379,230

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 8.2%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(1)	1,285,629	1,297,069
Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39(1)	1,500,000	1,577,034
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/10/12(1)	1,400,000	1,551,458
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/10/12(1)	1,400,000	1,473,392
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2, VRN, 4.72%, 1/11/12	1,173,257	1,185,966
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4 SEQ, 4.72%, 2/11/41(1)	500,000	523,803
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.23%, 1/15/12(1)	740,000	772,578
Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A4 SEQ, 4.72%, 3/10/39(1)	1,599,311	1,684,033
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 1/10/12(1)	597,807	616,050
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/15/12(1)	5,050,000	5,402,700
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.46%, 1/15/12(1)(2)	1,238,549	1,118,881
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/10/12(1)	750,000	753,807
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	4,200,000	4,254,856
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 1/10/12(1)	1,750,000	1,885,085
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	2,603,148	2,628,111
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/10/12(1)	3,350,000	3,594,731
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2 SEQ, 4.48%, 7/10/39(1)	1,417,794	1,417,318
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	3,000,000	3,152,510

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	$4,850,000	$5,193,353
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(1)	2,900,000	3,035,817
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A3 SEQ, 3.97%, 3/15/29(1)	1,445,096	1,468,730
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(1)	3,800,000	3,977,116
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.32%, 1/15/12(1)	1,150,000	1,234,898
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 1/15/12(1)	500,000	525,592
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	3,502,000	3,690,915
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3 SEQ, 4.65%, 7/15/30(1)	635,776	638,562
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 SEQ, 4.74%, 7/15/30(1)	1,250,000	1,353,858
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(1)	1,500,000	1,443,428
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30(1)	2,660,000	2,914,985
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/15/12(1)	1,200,000	1,255,519
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/15/12(1)	3,200,000	3,390,362
Morgan Stanley Capital I, Series 2003-T11, Class A3 SEQ, 4.85%, 6/13/41(1)	99,473	99,884
Morgan Stanley Capital I, Series 2004-HQ3, Class A3 SEQ, 4.49%, 1/13/41(1)	264,161	265,199
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	1,175,000	1,232,562
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42(1)	1,534,688	1,549,113
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	1,513,000	1,553,877
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.72%, 1/15/41(1)	96,565	96,970
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(1)	626,708	638,543
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41(1)	4,800,000	5,154,442
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 1/15/12(1)	2,518,296	2,552,293
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/15/12(1)	900,000	947,254
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $78,361,116)		79,102,654

SOVEREIGN GOVERNMENTS AND AGENCIES — 4.4%

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19(1)	2,020,000	2,398,750

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

		Principal Amount	Value

Brazilian Government International Bond, 4.875%, 1/22/21		$1,050,000	$1,178,625
Brazilian Government International Bond, 5.625%, 1/7/41(1)		390,000	454,350

			4,031,725

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22(1)		29,000	42,468
Province of Ontario Canada, 5.45%, 4/27/16(1)		550,000	639,403
Province of Ontario Canada, 1.60%, 9/21/16(1)		720,000	718,758

			1,400,629

CHILE — 0.1%
Chile Government International Bond, 3.25%, 9/14/21(1)		620,000	640,150

COLOMBIA — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		500,000	540,000

ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(1)		770,000	704,232

MEXICO — 0.4%
United Mexican States, 5.625%, 1/15/17(1)		300,000	346,500
United Mexican States, 5.95%, 3/19/19(1)		1,450,000	1,730,575
United Mexican States, 5.125%, 1/15/20(1)		1,150,000	1,319,625
United Mexican States, 6.05%, 1/11/40(1)		650,000	797,875

			4,194,575

PERU†
Republic of Peru, 6.55%, 3/14/37(1)		310,000	395,250

POLAND — 0.1%
Poland Government International Bond, 3.875%, 7/16/15(1)		170,000	173,791
Poland Government International Bond, 6.375%, 7/15/19(1)		500,000	555,000
Poland Government International Bond, 5.125%, 4/21/21(1)		450,000	459,000

			1,187,791

SOUTH KOREA — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		750,000	755,909
Korea Development Bank, 3.25%, 3/9/16(1)		540,000	534,727
Korea Development Bank, 4.00%, 9/9/16(1)		420,000	427,759

			1,718,395

UNITED KINGDOM — 2.9%
Government of United Kingdom, 3.75%, 9/7/21	GBP	15,520,000	27,887,795

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $41,384,604)			42,700,542

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 4.2%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)	$513,265	$313,314
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	764,405	783,884
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.77%, 1/25/12(1)	1,350,242	1,056,168
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(1)	76,460	73,562
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	815,904	792,743
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.31%, 1/25/12(1)	1,410,747	1,243,952
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	547,331	567,451
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)	343,547	341,425
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	495,875	463,653
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.56%, 1/25/12(1)	318,760	262,960
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35(1)	693,675	685,903
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	364,864	366,469
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.70%, 1/25/12(1)	1,159,228	798,153
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	419,654	438,776
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.125%, 1/18/12	1,454,826	1,498,481
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	1,226,742	1,166,841
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(1)	534,928	561,129
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 4.85%, 1/25/12(1)	474,967	478,706
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,601,281	1,505,003
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	530,828	533,328
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	735,730	733,890
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35(1)	1,113,725	1,141,493
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 1/25/12(1)	996,714	958,561
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2, VRN, 2.72%, 1/25/12	791,606	669,003
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	2,389,193	2,310,028

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(1)	$2,460,026	$2,380,398
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	857,996	771,241
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	823,711	806,530
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36(1)	1,300,000	1,161,417
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36(1)	1,064,065	1,001,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(1)	1,295,950	1,212,595
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,181,467	1,220,088
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 1/25/12	830,372	801,094

		29,099,736

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
FHLMC, Series 3397, Class GF, VRN, 0.78%, 1/15/12	7,769,638	7,815,815
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	607,122	608,540
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(1)	682,882	749,229
FNMA, Series 1989-35, Class G, SEQ, 9.50%, 7/25/19(1)	1,784	2,037
FNMA, Series 2006-43, Class FM, VRN, 0.59%, 1/25/12	1,297,521	1,297,298
FNMA, Series 2007-36, Class FB, VRN, 0.69%, 1/25/12	817,232	818,028

		11,290,947

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,038,329)		40,390,683

U.S. GOVERNMENT AGENCY SECURITIES — 2.1%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
FHLMC, 5.50%, 8/23/17(1)	3,000,000	3,673,302
FHLMC, 4.875%, 6/13/18(1)	1,530,000	1,846,708
FNMA, 1.625%, 10/26/15	1,280,000	1,313,281
FNMA, 5.00%, 2/13/17(1)	1,650,000	1,951,706

		8,784,997

GOVERNMENT-BACKED CORPORATE BONDS(5) — 1.2%
Ally Financial, Inc., 1.75%, 10/30/12(1)	4,000,000	4,052,556
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,069,975

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

General Electric Capital Corp., 2.625%, 12/28/12(1)	$2,465,000	$2,524,715

		11,647,246

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $19,297,055)		20,432,243

MUNICIPAL SECURITIES — 2.0%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(1)	195,000	215,725
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(1)	360,000	472,198
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	585,000	752,679
California GO, (Building Bonds), 6.65%, 3/1/22(1)	240,000	280,010
California GO, (Building Bonds), 7.55%, 4/1/39(1)	100,000	122,850
California GO, (Building Bonds), 7.30%, 10/1/39(1)	200,000	239,228
California GO, (Building Bonds), 7.60%, 11/1/40(1)	95,000	117,863
Illinois GO, 5.88%, 3/1/19(1)	940,000	1,013,132
Illinois GO, (Building Bonds), 7.35%, 7/1/35(1)	115,000	125,781
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(1)	1,053,000	964,653
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	155,000	164,122
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(1)(6)	1,900,000	1,975,848
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35(1)	230,000	244,961
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49(1)	200,000	263,002
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(1)	480,000	621,000
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	70,000	81,394
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41(1)	275,000	344,176
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(1)	305,000	369,242
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(1)	470,000	592,703
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(1)	555,000	656,931
Municipal Electric Authority of Georgia Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(1)	425,000	450,241
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(1)	450,000	644,562
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(1)	530,000	731,416
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(1)	335,000	416,231
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40(1)	45,000	51,864
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/2111(1)	655,000	687,573
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(1)	390,000	442,697
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(1)	200,000	245,710
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49(1)	420,000	478,052

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51(1)	$250,000	$262,670
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(1)	715,000	852,259
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(1)	650,000	762,281
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(1)	350,000	394,285
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39(1)	250,000	319,377
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(1)	440,000	515,196
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(1)	420,000	501,560
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	540,000	676,210
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(1)	630,000	730,321
TOTAL MUNICIPAL SECURITIES (Cost $16,430,261)		18,780,003

ASSET-BACKED SECURITIES(3) — 0.3%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	1,147,757	1,166,798
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	1,850,000	1,848,017
SLM Student Loan Trust, Series 2007-8, Class A1, VRN, 0.65%, 1/25/12(1)	79,144	78,876
TOTAL ASSET-BACKED SECURITIES (Cost $3,076,684)		3,093,691

TEMPORARY CASH INVESTMENTS — 4.1%

Crown Point Capital Co., 0.20%, 1/3/12 (2)(7)	39,000,000	38,999,349
Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $130,443), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $127,482)		127,482
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $65,006), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $63,741)		63,741
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $130,243), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $127,482)		127,482
SSgA U.S. Government Money Market Fund	74,445	74,445

TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,392,717)		39,392,499

TOTAL INVESTMENT SECURITIES — 102.7% (Cost $951,242,692)		988,258,601

OTHER ASSETS AND LIABILITIES — (2.7)%		(26,349,325)

TOTAL NET ASSETS — 100.0%		$961,909,276

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

422,800	CHF for EUR	Deutsche Bank	1/27/12	$450,296	$(26,824)

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

20,622,187	EUR for GBP	Westpac Group	1/27/12	26,694,011	(1,170,684)
866,500	AUD for USD	UBS AG	1/27/12	883,947	(7,196)
342,200	AUD for USD	Westpac Group	1/27/12	349,090	323
1,365,200	CAD for USD	UBS AG	1/27/12	1,339,351	(11,049)
761,400	CAD for USD	HSBC Holdings plc	1/27/12	746,983	(4,846)
8,001,000	NOK for USD	UBS AG	1/27/12	1,336,795	(85,722)
4,786,300	NOK for USD	UBS AG	1/27/12	799,687	(28,604)
116,000	NZD for USD	UBS AG	1/27/12	90,159	(1,369)
359,200	NZD for USD	Westpac Group	1/27/12	279,182	1,125
10,241,900	SEK for USD	UBS AG	1/27/12	1,486,502	(68,649)
687,400	SEK for USD	UBS AG	1/27/12	99,769	(1,809)

				$34,555,772	$(1,405,304)

(Value on Settlement Date $35,961,076)
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

342,248	EUR for CHF	Deutsche Bank	1/27/12	$443,017	$34,103
17,758,590	GBP for EUR	Westpac Group	1/27/12	27,573,644	291,051
1,394,700	CHF for USD	UBS AG	1/27/12	1,485,402	102,642
563,200	CHF for USD	UBS AG	1/27/12	599,827	8,607
22,732,550	EUR for USD	Deutsche Bank	1/27/12	29,425,732	2,119,091
827,400	EUR for USD	UBS AG	1/27/12	1,071,013	72,003
23,600	EUR for USD	UBS AG	1/27/12	30,549	1,019
652,900	GBP for USD	UBS AG	1/27/12	1,013,753	31,455
158,100	GBP for USD	UBS AG	1/27/12	245,481	2,472
169,937,600	JPY for USD	UBS AG	1/27/12	2,208,548	(27,361)
97,905,700	JPY for USD	HSBC Holdings plc	1/27/12	1,272,405	(11,725)

				$65,369,371	$2,623,357
(Value on Settlement Date $67,992,728)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Bank of America, N.A./CDX North America Investment Grade 15 Index	$7,500,000	Sell*	1.00%	12/20/15	$43,584	$(75,679)	$(32,095)

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Security, or a portion thereof, has been segregated for forward commitments and/or swap agreements. At the period end, the aggregate value of securities pledged was $34,813,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $53,773,604, which represented 5.6% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	Forward commitment. Settlement date is indicated.
(5)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(6)	Escrowed to maturity in U.S. government securities or state and local government securities.
(7)	The rate indicated is the yield to maturity at purchase.

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Corporate Bonds	—	$271,698,580	—
U.S. Government Agency Mortgage-Backed Securities	—	269,288,476	—
U.S. Treasury Securities	—	203,379,230	—
Commercial Mortgage-Backed Securities	—	79,102,654	—
Sovereign Governments and Agencies	—	42,700,542	—
Collateralized Mortgage Obligations	—	40,390,683	—
U.S. Government Agency Securities	—	20,432,243	—
Municipal Securities	—	18,780,003	—
Asset-Backed Securities	—	3,093,691	—
Temporary Cash Investments	$74,445	39,318,054	—

Total Value of Investment Securities	$74,445	$988,184,156	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,218,053	—
Swap Agreements	—	(75,679)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$1,142,374	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$951,490,060
Gross tax appreciation of investments	$39,876,835
Gross tax depreciation of investments	(3,108,294)
Net tax appreciation (depreciation) of investments	$36,768,541

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Premium Money Market Fund

December 31, 2011

Premium Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

MUNICIPAL SECURITIES — 43.7%

ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.24%, 1/15/12 (LIQ FAC: FNMA)(FNMA)	$1,485,000	$1,485,000
Alabama Industrial Development Authority (Simcala, Inc.), VRDN, 0.34%, 1/5/12 (LOC: JPMorgan Chase Bank N.A.)	3,725,000	3,725,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.28%, 2/1/12 (LOC: Comerica Bank)	2,070,000	2,070,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.28%, 3/1/12 (LOC: Comerica Bank)	2,320,000	2,320,000
Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.28%, 1/3/12 (LOC: Comerica Bank)	3,200,000	3,200,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.23%, 1/3/12 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	1,100,000	1,100,000
Appling County Development Authority Rev., (Georgia Power Co. Plant), VRDN, 0.14%, 1/1/12	1,500,000	1,500,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.30%, 1/4/12 (LOC: Bayerische Landesbank)	19,400,000	19,400,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.08%, 1/1/12 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.26%, 1/3/12	1,500,000	1,500,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.24%, 1/3/12 (LOC: Citibank N.A.)	8,500,000	8,500,000
California Infrastructure & Economic Development Bank (Bay Photo, Inc.), VRDN, 0.49%, 1/3/12 (LOC: Comerica Bank)	1,050,000	1,050,000
California Infrastructure & Economic Development Bank (iWorks, Inc.), VRDN, 0.28%, 1/5/12 (LOC: City National Bank and FHLB)	1,765,000	1,765,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.40%, 2/2/12 (LOC: Rabobank Nederland N.V.)	1,400,000	1,400,000
California School Cash Reserve Program Authority Rev., Series 2011 B, 2.00%, 6/1/12	2,000,000	2,012,549
California State Enterprise Development Authority, Series 2008 B (Pocino Foods), VRDN, 0.44%, 1/3/12 (LOC: City National Bank and FHLB)	845,000	845,000
California State Enterprise Development Authority, Series 2008 B (Ramar International Corp.), VRDN, 0.54%, 1/3/12 (LOC: Bank of the West)	555,000	555,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.29%, 1/1/12 (LOC: Wells Fargo Bank N.A.)	3,060,000	3,060,000
California Statewide Communities Development Authority, Series 2001 S, (Birchcrest Apartments), VRDN, 0.09%, 1/3/12 (LOC: U.S. Bank N.A.)	955,000	955,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.18%, 1/3/12 (LOC: Wells Fargo Bank N.A.)	1,130,000	1,130,000
Chesterfield County Economic Development Authority, Series 2005 B (Meadowville Tech), VRDN, 0.44%, 1/3/12 (SBBPA: Wells Fargo Bank N.A.)	4,000,000	4,000,000
City & County of Denver Rev., Series 2011 B, 2.50%, 5/15/12	11,000,000	11,187,740
City of Chicago (Greetings, Inc.), VRDN, 0.18%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
City of Chicago Rev., (Freedman Seating Co.), VRDN, 0.24%, 1/3/12 (LOC: Wells Fargo Bank N.A.)	800,000	800,000
City of Chicago, Series 1998 B (Second Lien), VRDN, 0.09%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000

Premium Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

City of Gary (Chemcoaters LLC), VRDN, 0.35%, 1/3/12 (LOC: American Bank & Trust and FHLB)	$6,500,000	$6,500,000
City of Hutchinson (Kroger Co.), VRDN, 0.17%, 1/5/12 (LOC: Bank of Nova Scotia)	1,000,000	1,000,000
City of Irvine, Special Assessment Rev., Series 2006 B, (Assessment District No. 03-19) VRDN, 0.09%, 1/1/12 (LOC: U.S. Bank N.A. and California State Teacher's Retirement System)	920,000	920,000
City of Montebello, COP, VRDN, 0.44%, 1/3/12 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	6,150,000	6,150,000
City of Murray (Kroger Co.), VRDN, 0.17%, 1/5/12 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
City of New York GO, Series 1994 H, VRDN, 0.09%, 1/1/12 (NATL-RE)(SBBPA: Wells Fargo Bank N.A.)	4,600,000	4,600,000
City of New York GO, Series 2003 C, 4.75%, 3/15/12	6,895,000	7,092,292
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.29%, 1/3/12 (LOC: FHLB)	1,980,000	1,980,000
City of Pasadena, COP, (Los Robles Avenue Parking Facilities), VRDN, 0.17%, 1/3/12 (LOC: Bank of New York Mellon and California State Teacher's Retirement System)	100,000	100,000
City of Plymouth (The Lake Apartments), VRDN, 0.14%, 1/3/12 (LIQ FAC: FHLMC)(FHLMC)	5,715,000	5,715,000
City of Riverside Rev., Series 2011 A, VRN, 0.17%, 1/3/12	8,880,000	8,880,000
City of Salinas, COP, (Fairways Golf), VRDN, 0.28%, 1/3/12 (LOC: Rabobank Nederland N.V. and Cooperative Centrale)	4,650,000	4,650,000
City of Salinas, Series 2007 B (Monterey Country Public Building), VRDN, 0.52%, 1/5/12 (LOC: Bank of New York Mellon)	410,000	410,000
City of Santa Rosa Wastewater Rev., Series 2004 A, VRDN, 0.55%, 1/3/12 (LOC: Landesbank Baden-Wurttemberg)	19,280,000	19,280,000
City of Shawnee (Simmons Co.), VRDN, 0.24%, 1/1/12 (LOC: Wells Fargo Bank N.A.)	1,110,000	1,110,000
Colorado Housing & Finance Authority Economic Development, Series 2004 B (Corey Building), VRDN, 0.44%, 2/1/12 (LOC: Wells Fargo Bank N.A.)	110,000	110,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B (Closet Factory), VRDN, 0.44%, 1/3/12 (LOC: Colorado Business Bank and FHLB)	875,000	875,000
Connecticut Housing Finance Authority Rev., Series 1990 C, (Housing Mortgage Finance Program), VRDN, 0.19%, 1/4/12 (LOC: FHLB)	1,075,000	1,075,000
County of Buchanan, Series 2009 A (Lifeline Foods, LLC), VRDN, 0.18%, 1/5/12 (LOC: Wells Fargo Bank N.A.)	4,075,000	4,075,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.12%, 1/1/12	12,600,000	12,600,000
County of Lake (Rosewood Apartment), VRDN, 0.20%, 1/3/12 (LIQ FAC: FHLMC)(FHLMC)	1,195,000	1,195,000
County of Will (BASF Corp.), VRDN, 0.25%, 1/3/12	1,700,000	1,700,000
Floyd County Development Authority (Georgia Power Co. Plant Hammond), VRDN, 0.13%, 1/1/12	11,900,000	11,900,000
Gregg County Health Facilities Development Corp., Series 2006 B, (Good Shepherd Hospital), VRDN, 0.09%, 1/3/12 (Radian)(LOC: JPMorgan Chase Bank N.A.)	1,300,000	1,300,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.22%, 1/3/12 (LOC: East West Bank)(LIQ FAC: FHLMC)(SBBPA: FHLB)(FHLMC)	1,100,000	1,100,000
Iowa Finance Authority Health Facilities Rev., (Great River Medical Center), VRDN, 0.11%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	2,800,000	2,800,000

Premium Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Iowa Higher Education Loan Authority (Cornell College), VRDN, 0.11%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	$1,000,000	$1,000,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.30%, 1/3/12 (LOC: FHLB)	2,730,000	2,730,000
Long Island Power Authority Electric System Rev., Series 1998-2B, VRDN, 0.14%, 1/3/12 (LOC: Bayerische Landesbank)	21,150,000	21,150,000
Louisiana Public Facilities Authority (Dynamic Fuels LLC), VRDN, 0.07%, 1/1/12 (LOC: JPMorgan Chase Bank N.A.)	715,000	715,000
Meadow Springs Country Club Rev., VRDN, 0.25%, 1/4/12 (LOC: U.S. Bank N.A.)	1,085,000	1,085,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit), 0.45%, 3/1/12	4,000,000	4,000,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit), 0.45%, 3/15/12	3,000,000	3,000,000
Mississippi Business Finance Corp. (Aurora Flight Sciences Corp.), VRDN, 0.39%, 1/5/12 (LOC: Branch Banking & Trust Co.)	11,885,000	11,885,000
Mississippi Business Finance Corp., Series 2006 R-1 (Brown Bottling Group, Inc.), VRDN, 0.34%, 1/5/12 (LOC: Trustmark National Bank and FHLB)	7,340,000	7,340,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.25%, 1/3/12 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Mobile Industrial Development Board Solid Waste Disposal (Alabama Power-Barry Plant), VRDN, 0.13%, 1/1/12	3,000,000	3,000,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool Project), VRDN, 0.16%, 1/1/12 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Morgan Hill Redevelopment Agency, Tax Allocation, Series 2008 B (Ojo de Agua Redevelopment Area), VRDN, 0.28%, 1/3/12 (LOC: Bank of Nova Scotia)	12,600,000	12,600,000
Moultrie-Colquitt Counties Development Authority (Kenda Properties LP), VRDN, 0.32%, 1/3/12 (LOC: Branch Banking & Trust)	2,550,000	2,550,000
Nevada Housing Division (Golden Apartments), VRDN, 0.13%, 1/3/12 (LIQ FAC: FHLMC)(FHLMC)	1,600,000	1,600,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.20%, 1/15/12 (LOC: East West Bank)(SBBPA: FHLB)(FHLB)	5,000,000	5,000,000
Nevada Housing Division, Series 2002 B (Multi-Unit Housing), VRDN, 0.29%, 1/15/12 (LIQ FAC: FNMA)(FNMA)	690,000	690,000
New Jersey Economic Development Authority, Series 2001 B (Marina Energy), VRDN, 0.27%, 1/3/12 (LOC: Wells Fargo Bank N.A.)	6,930,000	6,930,000
New Jersey Economic Development Authority, Series 2006 B (Accurate Box Co., Inc.), VRDN, 0.27%, 1/5/12 (LOC: Sun Bank N.A. and Wells Fargo Bank N.A.)	460,000	460,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.24%, 1/4/12 (LIQ FAC: FHLMC)(FHLMC)	1,020,000	1,020,000
New York City Housing Development Corp., Series 2003 A (Upper East Lease Associations), VRDN, 0.30%, 1/3/12 (LOC: Landesbank Baden-Wurttemberg)	8,600,000	8,600,000
New York City Transitional Finance Authority Future Tax Secured Rev., Series 2002-2F, VRDN, 0.11%, 1/3/12 (LIQ FAC: Bayerische Landesbank)	3,000,000	3,000,000
New York State Dormitory Authority Rev., Series 2002 B (University Educational Facilities), 5.25%, 5/15/12	6,375,000	6,486,959
New York State Housing Finance Agency Rev., Series 2008 A, (West Village Apartments), VRDN, 0.20%, 1/3/12 (LOC: Citibank N.A.)	2,400,000	2,400,000
North Carolina Medical Care Commission Health Care Facilities Rev., (Stanley Total Living Center), VRDN, 0.19%, 1/1/12 (LOC: Wells Fargo Bank N.A.)	905,000	905,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.22%, 1/3/12 (LOC: PNC Bank N.A.)	1,265,000	1,265,000

Premium Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Pennsylvania Economic Development Financing Authority Rev., Series 1994 C, (Delancey Corp.), VRDN, 0.22%, 1/3/12 (LOC: PNC Bank N.A.)	$1,600,000	$1,600,000
Philadelphia Authority for Industrial Development Rev., (Girard Estate Aramark), VRDN, 0.25%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	1,150,000	1,150,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources), VRDN, 0.29%, 1/3/12	5,000,000	5,000,000
Port of Corpus Christi Authority of Nueces County Rev., (Flint Hills Resources), VRDN, 0.29%, 1/3/12	5,000,000	5,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.15%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	8,000,000	8,000,000
Putnam County Development Authority (Georgia Power Co.- Plant Branch), VRDN, 0.14%, 1/1/12	6,025,000	6,025,000
Putnam Hospital Center (Multi-Mode), VRDN, 0.25%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	2,485,000	2,485,000
Richmond County Development Authority, Series 2011 A, (Hoback Investments), VRDN, 0.31%, 1/5/12 (LOC: Branch Banking & Trust)	4,240,000	4,240,000
Riverside County Industrial Development Authority (Cal-Mold, Inc.), VRDN, 0.30%, 1/3/12 (LOC: Bank of the West)	1,940,000	1,940,000
South Dakota Housing Development Authority Rev., Series 2003 F, (Home Ownership Mortgage), VRDN, 0.20%, 1/5/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,500,000	2,500,000
Southeast Industrial Development Agency (Powers Fasteners, Inc.), VRDN, 0.25%, 1/4/12 (LOC: Bank of New York Mellon)	2,500,000	2,500,000
Southeast Industrial Development Agency (Powers Fasteners, Inc.), VRDN, 0.25%, 1/4/12 (LOC: JPMorgan Chase Bank N.A.)	1,975,000	1,975,000
St. Paul Port Authority Rev., (Public Radio), VRDN, 0.11%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	1,410,000	1,410,000
State of Texas GO, (College Student Loan), VRDN, 0.35%, 1/3/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	3,110,000	3,110,000
State of Texas GO, (College Student Loan), VRDN, 0.35%, 1/3/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,565,000	5,565,000
State of Texas GO, (College Student Loan), VRDN, 0.35%, 1/3/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	4,975,000	4,975,000
State of Texas GO, Series 2002 IB (Veterans Housing), VRDN, 0.23%, 1/3/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	5,250,000	5,250,000
Town of Plymouth GO, (Municipal Purpose Loan), 3.00%, 5/15/12	1,050,000	1,059,849
University of California, Series 2011 AA-1, 0.48%, 7/1/12	5,000,000	5,000,000
University of California, Series 2011, VRN, 0.35%, 1/3/12	10,000,000	10,000,000
University of Kansas Hospital Authority (Health System), VRDN, 0.07%, 1/3/12 (LOC: U.S. Bank N.A.)	8,185,000	8,185,000
Washington Economic Development Finance Authority, Series 2006 G (Wesmar Co., Inc.), VRDN, 0.49%, 1/3/12 (LOC: U.S. Bank N.A.)	1,520,000	1,520,000
Washington Economic Development Finance Authority, Series 2007 K (Ocean Gold Seafoods, Inc.), VRDN, 0.44%, 1/3/12 (LOC: Wells Fargo Bank N.A.)	455,000	455,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.22%, 1/3/12 (LOC: East West Bank and FHLB)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2003 B, (Rosemont Apartments), VRDN, 0.27%, 1/3/12 (LOC: East West Bank and FHLB)	2,000,000	2,000,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.22%, 1/3/12 (LOC: East West Bank and FHLB)	3,700,000	3,700,000
Washington State Housing Finance Commission, Series 2004 B (Silver Creek), VRDN, 0.22%, 1/3/12 (LOC: East West Bank and FHLB)	2,340,000	2,340,000

Premium Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

West Virginia Hospital Finance Authority (United Health System), VRDN, 0.11%, 1/3/12 (LOC: Bank of America N.A.)	$3,700,000	$3,700,000
Will-Kankakee Regional Development Authority Rev., (Triton Manufacturing Co., Inc.), VRDN, 0.20%, 1/3/12 (LOC: First Midwest Bank N.A. and FHLB)	1,450,000	1,450,000
Wisconsin Health & Educational Facilities Authority (National Regency of New Berlin, Inc.), VRDN, 0.11%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	4,000,000	4,000,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A (Fort Healthcare Inc.), VRDN, 0.11%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	3,750,000	3,750,000
Wisconsin Health & Educational Facilities Authority, Series 2008 A, (ProHealth Care, Inc.), VRDN, 0.07%, 1/3/12 (LOC: U.S. Bank N.A.)	3,400,000	3,400,000
Wisconsin Health & Educational Facilities Authority, Series 2008 C, (Meriter Hospital, Inc.), VRDN, 0.07%, 1/3/12 (LOC: U.S. Bank N.A.)	1,200,000	1,200,000

TOTAL MUNICIPAL SECURITIES		416,584,389

COMMERCIAL PAPER(1) — 31.5%

Bank of Nova Scotia, 0.29%, 1/18/12	35,000,000	34,995,207
Bank of Nova Scotia, 0.79%, 3/12/12	4,400,000	4,402,557
Catholic Health Initiatives, 0.30%, 2/1/12	5,000,000	5,000,000
Catholic Health Initiatives, 0.30%, 3/7/12	4,000,000	4,000,000
Chariot Funding LLC, 0.22%, 3/5/12(2)	10,000,000	9,996,089
Chariot Funding LLC, 0.22%, 3/13/12(2)	13,000,000	12,994,280
Chariot Funding LLC, 0.22%, 3/14/12(2)	10,000,000	9,995,539
Charta LLC, 0.28%, 1/19/12(2)	4,400,000	4,399,384
Charta LLC, 0.26%, 1/23/12(2)	18,950,000	18,946,989
Charta LLC, 0.25%, 2/3/12(2)	3,600,000	3,599,175
Charta LLC, 0.30%, 2/16/12(2)	10,000,000	9,996,167
City of Chicago, 0.37%, 1/18/12 (LOC: Landesbank Baden-Wurttemberg)	10,250,000	10,248,257
City of Chicago, 0.41%, 2/2/12 (LOC: Landesbank Baden-Wurttemberg)	5,665,000	5,662,986
CRC Funding LLC, 0.30%, 1/17/12(2)	2,000,000	1,999,733
CRC Funding LLC, 0.30%, 1/26/12(2)	15,000,000	14,996,875
Crown Point Capital Co. LLC, 0.36%, 1/6/12(2)	15,000,000	14,999,271
General Electric Capital Services Inc., 0.26%, 2/3/12	7,000,000	6,998,332
Govco LLC, 0.32%, 1/17/12(2)	24,000,000	23,996,587
Govco LLC, 0.40%, 1/18/12(2)	2,700,000	2,699,490
Govco LLC, 0.375%, 2/16/12(2)	10,000,000	9,995,272
Govco LLC, 0.39%, 2/17/12(2)	2,000,000	1,999,008
Govco LLC, 0.46%, 3/6/12(2)	8,000,000	7,993,500
Legacy Capital LLC, 0.36%, 1/6/12(2)	15,000,000	14,999,271
Lexington Parker Capital, 0.35%, 1/6/12(2)	15,000,000	14,999,271
Old Line Funding LLC, 0.25%, 4/20/12(2)	20,000,000	19,984,722
Reckitt Benckiser Treasury Services plc, 0.35%, 1/4/12 (LOC: Reckitt Benckiser Group plc)(2)	5,300,000	5,299,845
Toyota Motor Credit Corp., 0.27%, 1/10/12	20,000,000	19,998,650
Toyota Motor Credit Corp., 0.34%, 1/19/12	5,000,000	4,999,175

TOTAL COMMERCIAL PAPER		300,195,632

CORPORATE BONDS — 16.0%

2880 Stevens Creek LLC, VRDN, 0.60%, 1/3/12 (LOC: Bank of the West)	4,670,000	4,670,000
Berkshire Hathaway, Inc., 0.62%, 2/10/12	2,000,000	2,000,513

Premium Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Castleton United Methodist Church, Inc., VRDN, 0.50%, 1/3/12 (LOC: U.S. Bank N.A.)	$3,000,000	$3,000,000
Chipmatic/Ottawa Property Group, VRDN, 0.44%, 1/3/12 (LOC: Comerica Bank)	2,620,000	2,620,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.25%, 1/3/12 (LOC: FHLB)	8,448,000	8,448,000
D & I Properties LLC, VRDN, 0.30%, 1/4/12 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.30%, 1/3/12 (LOC: FHLB)	5,200,000	5,200,000
Fairfield North Texas Associates LP, VRDN, 0.24%, 1/3/12 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.34%, 1/5/12 (LOC: FHLB)	5,720,000	5,720,000
Flatley Hospitality LLC, VRDN, 0.30%, 1/3/12 (LOC: FHLB)	600,000	600,000
GFRE Holdings LLC, VRDN, 0.30%, 1/3/12 (LOC: FHLB)	1,730,000	1,730,000
Grace Community Church of Amarillo, VRDN, 0.44%, 1/5/12 (LOC: Wells Fargo Bank N.A.)	1,670,000	1,670,000
Greenback San Juan Associates LP, VRDN, 0.24%, 1/3/12 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.23%, 1/3/12 (LOC: FHLB)	15,295,000	15,295,000
HHH Investment Co., VRDN, 0.60%, 1/3/12 (LOC: Bank of the West)	7,850,000	7,850,000
High Track LLC, VRDN, 0.30%, 1/3/12 (LOC: FHLB)	8,495,000	8,495,000
International Business Machines Corp., VRN, 0.58%, 3/15/12	4,300,000	4,303,220
JBR, Inc., VRDN, 0.44%, 1/3/12 (LOC: U.S. Bank N.A.)	5,475,000	5,475,000
Lakeport Group LLC, VRDN, 0.32%, 3/1/12 (LOC: Union Bank of California N.A.)	4,210,000	4,210,000
Manse on Marsh LP, VRDN, 0.44%, 1/3/12 (LOC: FHLB)	11,355,000	11,355,000
Ness Family Partners LP, VRDN, 0.79%, 1/1/12 (LOC: Bank of the West)	1,540,000	1,540,000
Relay Relay LLC, VRDN, 1.05%, 1/3/12 (LOC: FHLB)	7,155,000	7,155,000
Renaissance Anaheim Associates LP, VRDN, 0.24%, 1/3/12 (LOC: FHLB)	8,600,000	8,600,000
RMD Note Issue LLC, VRDN, 0.30%, 1/4/12 (LOC: FHLB)	165,000	165,000
Salvation Army (The), VRDN, 0.22%, 1/3/12 (LOC: Bank of New York Mellon)	2,000,000	2,000,000
Salvation Army (The), VRDN, 0.22%, 1/3/12 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Sanofi, VRN, 0.62%, 3/28/12	5,440,000	5,442,651
Shell International Finance BV, VRN, 0.92%, 3/22/12 (LOC: Royal Dutch Shell PLC)	14,000,000	14,028,633

TOTAL CORPORATE BONDS		153,073,017

U.S. GOVERNMENT AGENCY SECURITIES — 7.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.4%
Federal Home Loan Bank, VRN, 0.20%, 1/23/12	15,000,000	15,000,000
Federal Home Loan Bank, VRN, 0.24%, 2/25/12	8,000,000	8,000,000

		23,000,000

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 4.2%
Federal Home Loan Bank, 0.33%, 7/16/12	10,000,000	10,000,000
Federal Home Loan Bank, 0.35%, 7/17/12	5,000,000	5,000,000
Federal Home Loan Bank, 0.375%, 7/27/12	10,000,000	10,000,000
Federal Home Loan Bank, 0.35%, 8/10/12	15,000,000	15,000,000

		40,000,000

Premium Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

GOVERNMENT-BACKED CORPORATE BONDS(3) — 1.0%
Citibank N.A., VRN, 0.47%, 2/7/12	$7,000,000	$7,005,041
Citigroup, Inc., 2.125%, 4/30/12	2,500,000	2,514,917

		9,519,958

TOTAL U.S. GOVERNMENT AGENCY SECURITIES		72,519,958

U.S. TREASURY SECURITIES — 0.3%

U.S. Treasury Note, 1.375%, 3/15/12(1)	2,500,000	2,505,275

TEMPORARY CASH INVESTMENTS — 0.7%

SSgA U.S. Government Money Market Fund	6,715,059	6,715,059

TOTAL INVESTMENT SECURITIES — 99.8%		951,593,330

OTHER ASSETS AND LIABILITIES — 0.2%		1,730,029

TOTAL NET ASSETS — 100.0%		$953,323,359

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
COP	-	Certificates of Participation
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL-RE	-	National Public Finance Guarantee Corporation - Reinsured
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $203,890,468, which represented 21.4% of total net assets. None of these securities were considered illiquid.

(3)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Premium Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Municipal Securities	—	$416,584,389	—
Commercial Paper	—	300,195,632	—
Corporate Bonds	—	153,073,017	—
U.S. Government Agency Securities	—	72,519,958	—
Short-Term Investments	—	2,505,275	—
Temporary Cash Investments	$6,715,059	—	—

Total Value of Investment Securities	$6,715,059	$944,878,271	—

3. Federal Tax Information

As of December 31, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$951,593,330

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Prime Money Market Fund

December 31, 2011

Prime Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

COMMERCIAL PAPER(1) — 48.5%

American Honda Finance Corp., 0.10%, 1/5/12	$12,050,000	$12,049,866
Bank of Nova Scotia, 0.27%, 1/17/12	6,500,000	6,499,234
Bank of Nova Scotia, 0.22%, 4/17/12	30,000,000	30,000,000
Barclays Bank PLC, 0.25%, 1/4/12(2)	20,000,000	19,999,583
Catholic Health Initiatives, 0.30%, 2/3/12	38,193,000	38,193,000
Chariot Funding LLC, 0.10%, 1/5/12(2)	10,000,000	9,999,889
Chariot Funding LLC, 0.18%, 1/19/12(2)	1,280,000	1,279,885
Chariot Funding LLC, 0.21%, 1/24/12(2)	7,600,000	7,598,980
Chariot Funding LLC, 0.22%, 3/2/12(2)	50,000,000	49,981,361
Chariot Funding LLC, 0.22%, 3/14/12(2)	8,600,000	8,596,163
Chariot Funding LLC, 0.20%, 3/20/12(2)	40,000,000	39,980,689
Charta LLC, 0.27%, 1/12/12(2)	26,000,000	25,997,855
Charta LLC, 0.25%, 2/3/12(2)	13,000,000	12,997,021
Charta LLC, 0.28%, 2/9/12(2)	24,000,000	23,992,720
City of Chicago, 0.36%, 1/18/12 (LOC: Landesbank Baden-Wurttemberg)	23,012,000	23,008,088
City of Chicago, 0.44%, 2/2/12 (LOC: Landesbank Baden-Wurttemberg)	10,089,000	10,085,144
CRC Funding LLC, 0.25%, 1/11/12(2)	2,000,000	1,999,861
CRC Funding LLC, 0.27%, 1/11/12(2)	1,500,000	1,499,888
CRC Funding LLC, 0.25%, 1/23/12(2)	13,530,000	13,527,933
CRC Funding LLC, 0.28%, 1/24/12(2)	27,000,000	26,995,170
CRC Funding LLC, 0.30%, 1/26/12(2)	35,000,000	34,992,708
Crown Point Capital Co. LLC, 0.36%, 1/5/12(2)	35,000,000	34,998,639
General Electric Capital Corp., 0.24%, 1/31/12	75,000,000	74,985,000
General Electric Capital Services Inc., 0.26%, 2/1/12	45,000,000	44,989,925
Govco LLC, 0.32%, 1/17/12(2)	15,000,000	14,997,867
Govco LLC, 0.32%, 1/18/12(2)	15,000,000	14,997,804
Govco LLC, 0.31%, 1/20/12(2)	3,000,000	2,999,509
Govco LLC, 0.32%, 1/24/12(2)	25,000,000	24,994,889
Govco LLC, 0.36%, 1/26/12(2)	40,000,000	39,990,278
Govco LLC, 0.44%, 3/6/12(2)	15,000,000	14,988,354
Jupiter Securitization Co. LLC, 0.22%, 2/10/12(2)	30,000,000	29,992,667
Jupiter Securitization Co. LLC, 0.22%, 3/9/12(2)	75,000,000	74,968,833
Legacy Capital LLC, 0.36%, 1/5/12(2)	35,000,000	34,998,639
Lexington Parker Capital, 0.36%, 1/12/12(2)	35,000,000	34,996,257
Los Angeles Municipal Improvement Corp., 0.18%, 1/6/12 (LOC: JPMorgan Chase Bank N.A.)	5,000,000	5,000,000
Old Line Funding LLC, 0.21%, 3/21/12(2)	17,068,000	17,060,035
Old Line Funding LLC, 0.25%, 4/20/12(2)	40,000,000	39,969,444
Providence Health & Services, 0.30%, 1/24/12	50,000,000	50,000,000
Reckitt Benckiser Treasury Services plc, 0.30%, 1/4/12 (LOC: Reckitt Benckiser Group plc)(2)	600,000	599,985
Reckitt Benckiser Treasury Services plc, 0.20%, 3/20/12 (LOC: Reckitt Benckiser Group plc)(2)	1,560,000	1,559,315
Reckitt Benckiser Treasury Services plc, 0.25%, 4/10/12 (LOC: Reckitt Benckiser Group plc)(2)	8,655,000	8,648,990
Salvation Army (The), 0.30%, 4/4/12	18,500,000	18,500,000
Salvation Army Easter, 0.30%, 4/18/12	3,000,000	2,997,300
Salvation Army Easter, 0.31%, 4/18/12	13,000,000	12,988,300
South Carolina State Public Service Authority, 0.20%, 1/17/12 (LOC: U.S. Bank N.A.)	10,000,000	10,000,000

Prime Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Thunder Bay Funding LLC, 0.22%, 3/28/12 (LOC: Royal Bank of Canada)(2)	$50,000,000	$49,973,417
Toronto-Dominion Holdings USA, 0.21%, 3/27/12(2)	20,000,000	19,989,967
Toyota Motor Credit Corp., 0.29%, 2/22/12	32,000,000	31,986,596
Toyota Motor Credit Corp., 0.32%, 3/21/12	3,000,000	2,997,867
Union Bank N.A., 0.18%, 1/19/12	40,000,000	39,996,400
University of California, 0.25%, 2/6/12	26,223,000	26,216,444
University of California, 0.23%, 5/3/12	10,000,000	9,992,142
Westpac Banking Corp., 0.18%, 1/9/12(2)	3,070,000	3,069,877
Westpac Banking Corp., 0.20%, 1/9/12(2)	4,850,000	4,849,784

TOTAL COMMERCIAL PAPER		1,198,569,562

MUNICIPAL SECURITIES — 30.0%

ABAG Finance Authority for Nonprofit Corps. Rev., (899 Charleston LLC), VRDN, 0.10%, 1/3/12 (LOC: Bank of America N.A.)	3,310,000	3,310,000
ABAG Finance Authority for Nonprofit Corps. Series 2001 B (Public Policy Institute), VRDN, 0.38%, 1/3/12 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority (Segale Bros. Wood Products), VRDN, 0.60%, 1/3/12 (LOC: Bank of the West)	1,810,000	1,810,000
Appling County Development Authority Pollution Control (Georgia Power Co.-Plant Hatch), VRDN, 0.14%, 1/1/12	7,200,000	7,200,000
Brazos River Authority, Series 2001 I, (Texas Competitive Electric), VRDN, 0.24%, 1/3/12 (LOC: Citibank N.A.)	11,000,000	11,000,000
California School Cash Reserve Program Authority Rev., Series 2011 B, 2.00%, 6/1/12	3,000,000	3,018,824
California Statewide Communities Development Authority (Varenna Care Center), VRDN, 0.27%, 1/3/12 (LOC: FHLB)	1,470,000	1,470,000
California Statewide Communities Development Authority Rev., (Museum Art), VRDN, 0.04%, 1/4/12 (LOC: Union Bank of California N.A.)	12,700,000	12,700,000
Charlotte-Mecklenburg Hospital Authority Rev., Series 2005 C, (Carolina Healthcare), VRDN, 0.03%, 1/3/12 (LOC: U.S. Bank N.A.)	5,500,000	5,500,000
Charlotte-Mecklenburg Hospital Authority Rev., Series 2005 D, (Carolina Healthcare), VRDN, 0.03%, 1/3/12 (LOC: U.S. Bank N.A.)	12,050,000	12,050,000
Chesterfield County Economic Development Authority, Series 2005 B (Meadowville Tech), VRDN, 0.44%, 1/3/12 (SBBPA: Wells Fargo Bank N.A.)	580,000	580,000
City & County of Denver Rev., Series 2011 B, 2.50%, 11/15/12	5,000,000	5,085,336
City of Alliance (Alliance Obligated Group), VRDN, 0.09%, 1/3/12 (Radian)(LOC: JPMorgan Chase Bank N.A.)	2,425,000	2,425,000
City of Chicago (Lufthansa German), VRDN, 0.20%, 1/4/12 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of Chula Vista Industrial Development, Series 2006 A (San Diego Gas & Electric Co.), VRDN, 0.08%, 1/3/12	15,900,000	15,900,000
City of El Monte COP, Series 2003 B (Community Improvement), VRDN, 0.44%, 1/3/12 (LOC: Union Bank of California N.A. and California State Teacher's Retirement System)	1,710,000	1,710,000
City of Indianapolis (Nora Pines Apartments), VRDN, 0.13%, 1/15/12 (LIQ FAC: FNMA)	9,275,000	9,275,000
City of Moorhead (American Crystal Sugar Co.), VRDN, 0.22%, 1/5/12 (LOC: Wells Fargo Bank N.A.)	5,500,000	5,500,000
City of Pasadena, COP, (Los Robles Avenue Parking Facilities), VRDN, 0.17%, 1/3/12 (LOC: Bank of New York Mellon and California State Teacher's Retirement System)	2,200,000	2,200,000

Prime Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

City of Plymouth (Carlson Center), VRDN, 0.25%, 1/1/12 (LOC: U.S. Bank N.A.)	$100,000	$100,000
City of Portland GO, (Pension Buildings), VRDN, 0.51%, 1/3/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	30,000,000	30,000,000
City of Quincy (Blessing Hospital), VRDN, 0.11%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	3,110,000	3,110,000
City of Riverside Rev., Series 2011 A, VRN, 0.17%, 1/3/12	9,870,000	9,870,000
City of Wichita Rev., (Hospital Facilities), VRDN, 0.06%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	27,400,000	27,400,000
Colorado Educational & Cultural Facilities Authority Series 2005 C1 (National Jewish Federation Bond Program), VRDN, 0.07%, 1/3/12 (LOC: U.S. Bank N.A.)	10,890,000	10,890,000
Connecticut Housing Finance Authority, Series 2008 A5 (Housing Mortgage Finance), VRDN, 0.14%, 1/15/12 (SBBPA: FHLB)	28,925,000	28,925,000
County of Buchanan, Series 2009 A (Lifeline Foods, LLC), VRDN, 0.18%, 1/5/12 (LOC: Wells Fargo Bank N.A.)	6,450,000	6,450,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.12%, 1/1/12	19,700,000	19,700,000
County of Kent GO, 1.50%, 4/1/12	24,000,000	24,065,855
Floyd County Development Authority (Georgia Power Co. Plant Hammond), VRDN, 0.13%, 1/1/12	8,000,000	8,000,000
Harris County Cultural Education Facilities Finance Corp. Rev, Series 2008 C1 (Methodist Hospital System), VRDN, 0.04%, 1/3/12	25,000,000	25,000,000
Harrisonburg Redevelopment & Housing Authority Multi-Family (Stoney Ridge/Dale Forest), VRDN, 0.09%, 1/3/12 (FHLMC)(LIQ FAC: FHLMC)	5,100,000	5,100,000
Illinois Finance Authority Rev., Series 2009 B, (Provena Health), VRDN, 0.06%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	11,100,000	11,100,000
Iowa Finance Authority Private College (Central College), VRDN, 0.08%, 1/3/12 (LOC: Wells Fargo Bank N.A.)	2,545,000	2,545,000
JEA, 2.00%, 10/1/12	7,935,000	8,024,911
JJB Properties LLC (Rental Property), VRDN, 0.23%, 1/1/12 (LOC: Arvest Bank and FHLB)	5,850,000	5,850,000
King County Housing Authority (Auburn Court Apartments), VRDN, 0.13%, 1/15/12 (LIQ FAC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp. (Accident Fund), VRDN, 0.30%, 1/3/12 (LOC: FHLB)	7,405,000	7,405,000
Long Island Power Authority Electric System Rev., Series 1998-2B, VRDN, 0.14%, 1/3/12 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Louisiana Public Facilities Authority (Dynamic Fuels LLC), VRDN, 0.07%, 1/1/12 (LOC: JPMorgan Chase Bank N.A.)	9,000,000	9,000,000
Maryland Community Development Administration Rev., Series 2008 C (Multi-Family Development), VRDN, 0.10%, 1/3/12 (LIQ FAC: FHLMC)	5,875,000	5,875,000
Massachusetts Health & Educational Facilities Authority, Series 2008 N1 (Tufts University), VRDN, 0.08%, 1/3/12 (SBBPA: JPMorgan Chase Bank N.A.)	10,900,000	10,900,000
Massachusetts Water Resources Authority Series 2002 C (Multi-Modal), VRDN, 0.09%, 1/3/12 (LOC: Landesbank Hessen-Thuringen Girozentrale)	5,420,000	5,420,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit), 0.45%, 3/15/12	11,000,000	11,000,000
Michigan State Hospital Finance Authority (Ascension Health Senior Credit), 0.45%, 3/1/12	7,000,000	7,000,000
Mississippi Business Finance Corp. (Medical Development Properties LLC), VRDN, 0.34%, 1/5/12 (LOC: BancorpSouth Bank and FHLB)	4,725,000	4,725,000

Prime Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Mississippi Business Finance Corp. Rev., Series 2010 B (Chevron USA Inc.), VRDN, 0.04%, 1/3/12	$10,350,000	$10,350,000
Mississippi Business Finance Corp., Series 2006 R-1 (Brown Bottling Group, Inc.), VRDN, 0.34%, 1/5/12 (LOC: Trustmark National Bank and FHLB)	3,660,000	3,660,000
Missouri State Health & Educational Facilities Authority Series 2002 A, (Christian Brothers), VRDN, 0.10%, 1/5/12 (LOC: Commerce Bank N.A.)	8,700,000	8,700,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.15%, 1/1/12 (LOC: Wells Fargo Bank N.A.)	7,805,000	7,805,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.07%, 1/1/12 (LOC: TD Bank N.A.)	9,335,000	9,335,000
New Mexico Educational Assistance Foundation Series 2003 A2 (Education Loan), VRDN, 0.12%, 1/4/12 (LOC: Royal Bank of Canada)	4,900,000	4,900,000
New York City Housing Development Corp. Rev., Series 2004 A (Nagle Courtyard Apartments), VRDN, 0.10%, 1/4/12 (LIQ FAC: FNMA)	4,200,000	4,200,000
New York City Housing Development Corp., Series 2003 A (Upper East Lease Associations), VRDN, 0.30%, 1/3/12 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York State Dormitory Authority Rev., Series 2002 B (University Educational Facilities), 5.25%, 5/15/12	15,045,000	15,309,118
Oregon State Facilities Authority, Series 2003 A (Housing Vintage at Bend Apartments), VRDN, 0.16%, 1/15/12 (LIQ FAC: FNMA)	5,600,000	5,600,000
Oregon State Housing & Community Services Department, Series 2009 B1 (Pearl Family Housing), VRDN, 0.06%, 1/3/12 (LOC: U.S. Bank N.A.)	3,650,000	3,650,000
Pennsylvania Economic Development Financing Authority (NHS-AVS LLC), VRDN, 0.07%, 1/1/12 (LOC: Commerce Bank and TD Bank N.A.)	9,495,000	9,495,000
Port Freeport (BASF Corp.), VRDN, 0.25%, 1/3/12	6,600,000	6,600,000
Port Freeport (Multi Mode-BASF Corp), VRDN, 0.25%, 1/3/12	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County Rev., Series 2002 A, (Flint Hillls Resources), VRDN, 0.14%, 1/3/12	20,000,000	20,000,000
Poughkeepsie Industrial Development Agency (Manor at Woodside), VRDN, 0.15%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	6,405,000	6,405,000
Putnam County Development Authority (Georgia Power Co.- Plant Branch), VRDN, 0.14%, 1/1/12	6,800,000	6,800,000
Rhode Island Health & Educational Building Corp. (Bryant University), VRDN, 0.08%, 1/1/12 (LOC: TD Bank N.A.)	20,105,000	20,105,000
San Pablo Redevelopment Agency Tax Allocation Rev., VRDN, 0.07%, 1/3/12 (LOC: Union Bank of California N.A.)	11,100,000	11,100,000
Santa Ana Housing Authority, Series 1996 A, (Vintage Apartments), VRDN, 0.11%, 1/15/12 (LIQ FAC: FNMA)	5,335,000	5,335,000
South Dakota Health & Educational Facilities Authority (Regular Health), VRDN, 0.07%, 1/3/12 (LOC: U.S. Bank N.A.)	27,805,000	27,805,000
Southeastern Pennsylvania Transportation Authority, VRDN, 0.06%, 1/3/12 (LOC: PNC Bank N.A.)	3,330,000	3,330,000
State of Texas GO, Series 2002 IB (Veterans Housing), VRDN, 0.23%, 1/3/12 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	13,345,000	13,345,000
Town of Oyster Bay GO, (Public Improvement), 2.00%, 3/1/12	5,470,000	5,484,277
University of California, Series 2011 AA-1, 0.48%, 7/1/12	5,000,000	5,000,000
University of California, Series 2011 Y1, VRN, 0.35%, 1/3/12	30,000,000	30,000,000
University of Kansas Hospital Authority (Health System), VRDN, 0.07%, 1/3/12 (LOC: U.S. Bank N.A.)	6,020,000	6,020,000
Washington State Housing Finance Commission (Vintage Chehalis Senior Living), VRDN, 0.13%, 1/15/12 (LIQ FAC: FNMA)	8,190,000	8,190,000

Prime Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Washington State Housing Finance Commission, Series 1996 A, (Brittany Park LLC), VRDN, 0.13%, 1/3/12 (LIQ FAC: FNMA)	$8,930,000	$8,930,000
Washington State Housing Finance Commission, Series 2004 A (Vintage Burien Senior Living), VRDN, 0.13%, 1/15/12 (LIQ FAC: FNMA)	6,570,000	6,570,000
Westchester County Healthcare Corp. Rev., Series 2010 D (Senior Lien), VRDN, 0.17%, 1/3/12 (LOC: Bank of America N.A. and TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A (Fort Healthcare Inc.), VRDN, 0.11%, 1/3/12 (LOC: JPMorgan Chase Bank N.A.)	2,685,000	2,685,000
Wisconsin Health & Educational Facilities Authority, Series 2008 B (ProHealth Care, Inc.), VRDN, 0.11%, 1/3/12 (LOC: JPMorgan Chase Bank)	13,600,000	13,600,000

TOTAL MUNICIPAL SECURITIES		739,488,321

U.S. GOVERNMENT AGENCY SECURITIES — 10.3%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY SECURITIES — 4.5%
Federal Farm Credit Bank, VRN, 0.30%, 1/12/12	10,000,000	10,001,586
Federal Farm Credit Bank, VRN, 0.36%, 1/25/12	5,545,000	5,563,509
Federal Home Loan Bank, VRN, 0.21%, 1/22/12	10,000,000	10,004,283
Federal Home Loan Bank, VRN, 0.20%, 1/23/12	50,000,000	50,000,000
Federal Home Loan Bank, VRN, 0.22%, 1/25/12	18,000,000	18,003,878
Federal Home Loan Bank, VRN, 0.24%, 2/25/12	17,000,000	17,000,000

		110,573,256

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 3.8%
Federal Home Loan Bank, 0.33%, 7/16/12	25,000,000	25,000,000
Federal Home Loan Bank, 0.35%, 7/17/12	10,000,000	10,000,000
Federal Home Loan Bank, 0.375%, 7/27/12	20,000,000	20,000,000
Federal Home Loan Bank, 0.35%, 8/10/12	35,000,000	35,000,000
Federal Home Loan Bank, Series 1, 0.30%, 9/28/12	5,000,000	5,000,000

		95,000,000

GOVERNMENT-BACKED CORPORATE BONDS(3) — 2.0%
Citibank NA, VRN, 0.50%, 3/5/12	39,200,000	39,221,192
Citigroup, Inc., 2.125%, 4/30/12	9,401,000	9,457,094

		48,678,286

TOTAL U.S. GOVERNMENT AGENCY SECURITIES		254,251,542

CORPORATE BONDS — 7.4%

Berkshire Hathaway, Inc., 1.40%, 2/10/12	1,250,000	1,251,054
Blodgett Capital LLC, VRDN, 0.30%, 1/3/12 (LOC: FHLB)	5,865,000	5,865,000
Colorado Natural Gas, Inc., VRDN, 0.44%, 1/2/12 (LOC: JPMorgan Chase Bank N.A.)	2,435,000	2,435,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.25%, 1/3/12 (LOC: FHLB)	20,657,000	20,657,000
Herman & Kittle Capital LLC, VRDN, 0.90%, 1/3/12 (LOC: FHLB)	1,320,000	1,320,000

Prime Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

HHH Investment Co., VRDN, 0.60%, 1/3/12 (LOC: Bank of the West)	$6,740,000	$6,740,000
High Track LLC, VRDN, 0.30%, 1/3/12 (LOC: FHLB)	2,495,000	2,495,000
International Business Machines Corp., VRN, 0.58%, 3/15/12	10,700,000	10,708,012
Labcon North America, VRDN, 0.79%, 1/3/12 (LOC: Bank of the West)	2,010,000	2,010,000
Lammert Building LP, VRDN, 0.23%, 1/2/12 (LOC: U.S. Bank N.A.)(2)	3,015,000	3,015,000
Northcreek Church, VRDN, 0.45%, 1/3/12 (LOC: FHLB)	11,805,000	11,805,000
RMD Note Issue LLC, VRDN, 0.30%, 1/4/12 (LOC: FHLB)	9,690,000	9,690,000
Saddleback Valley Community Church, VRDN, 0.15%, 1/3/12 (LOC: FHLB)	9,105,000	9,105,000
Salvation Army (The), VRDN, 0.22%, 1/3/12 (LOC: Bank of New York Mellon)	8,000,000	8,000,000
Salvation Army (The), VRDN, 0.22%, 1/3/12 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Sanofi, VRN, 0.62%, 3/28/12	33,460,000	33,470,968
Shell International Finance BV, VRN, 0.92%, 3/22/12 (LOC: Royal Dutch Shell PLC)	47,341,000	47,436,501

TOTAL CORPORATE BONDS		183,503,535

U.S. TREASURY SECURITIES — 2.5%

U.S. Treasury Note, 1.375%, 9/15/12(1)	60,000,000	60,528,814

TEMPORARY CASH INVESTMENTS — 1.0%

SSgA U.S. Government Money Market Fund	24,658,002	24,658,002
TOTAL INVESTMENT SECURITIES — 99.7%		2,460,999,776

OTHER ASSETS AND LIABILITIES — 0.3%		8,548,402

TOTAL NET ASSETS — 100.0%		$2,469,548,178

Notes to Schedule of Investments

ABAG	-	Association of Bay Area Governments
COP	-	Certificates of Participation
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
Radian	-	Radian Asset Assurance, Inc.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for noninterest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $751,099,256, which represented 30.4% of total net assets. None of these securities were considered illiquid.

Prime Money Market - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

(3)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not reflect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Commercial Paper	—	$1,198,569,562	—
Municipal Securities	—	739,488,321	—
U.S. Government Agency Securities	—	254,251,542	—
Corporate Bonds	—	183,503,535	—
U.S. Treasury Securities	—	60,528,814	—
Temporary Cash Investments	$24,658,002	—	—

Total Value of Investment Securities	$24,658,002	$2,436,341,774	—

3. Federal Tax Information

As of December 31, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,460,999,776

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short Duration Fund

December 31, 2011

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

CORPORATE BONDS — 42.7%

AEROSPACE AND DEFENSE — 0.6%
Boeing Co. (The), 1.875%, 11/20/12(1)	$500,000	$505,360
L-3 Communications Corp., 6.375%, 10/15/15(1)	487,000	500,392
Northrop Grumman Corp., 3.70%, 8/1/14(1)	500,000	528,564
Raytheon Co., 1.40%, 12/15/14	1,000,000	1,005,713

		2,540,029

AUTOMOBILES — 2.1%
American Honda Finance Corp., 2.375%, 3/18/13(1)(2)	1,000,000	1,014,399
American Honda Finance Corp., 1.85%, 9/19/14(2)	1,000,000	1,005,479
Daimler Finance North America LLC, 6.50%, 11/15/13(1)	970,000	1,057,141
Daimler Finance North America LLC, VRN, 1.74%, 3/13/12(2)	1,000,000	987,642
Ford Motor Credit Co. LLC, 7.00%, 10/1/13(1)	1,000,000	1,062,971
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	1,000,000	997,115
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)(2)	1,250,000	1,266,559
Toyota Motor Credit Corp., 1.25%, 11/17/14	1,000,000	1,006,428

		8,397,734

BEVERAGES — 1.9%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12(1)	500,000	507,956
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 3/26/13(1)	1,500,000	1,528,340
Coca-Cola Enterprises, Inc., 1.125%, 11/12/13(1)	1,000,000	1,003,797
Coca-Cola Refreshments USA, Inc., 3.75%, 3/1/12(1)	300,000	301,337
Dr Pepper Snapple Group, Inc., 6.12%, 5/1/13(1)	1,355,000	1,443,870
PepsiCo, Inc., 0.80%, 8/25/14	1,400,000	1,399,924
SABMiller plc, 5.50%, 8/15/13(1)(2)	1,110,000	1,183,867

		7,369,091

BIOTECHNOLOGY — 0.4%
Amgen, Inc., 1.875%, 11/15/14(1)	500,000	506,895
Gilead Sciences, Inc., 2.40%, 12/1/14	1,000,000	1,018,865

		1,525,760

CAPITAL MARKETS — 0.4%
Mellon Funding Corp., 5.00%, 12/1/14(1)	500,000	539,340
Northern Trust Corp., 4.625%, 5/1/14(1)	970,000	1,044,124

		1,583,464

CHEMICALS — 1.0%
Ashland, Inc., 9.125%, 6/1/17(1)	1,300,000	1,456,000
Dow Chemical Co. (The), 4.85%, 8/15/12(1)	1,000,000	1,023,257
Dow Chemical Co. (The), 5.90%, 2/15/15(1)	470,000	523,430
Ecolab, Inc., 2.375%, 12/8/14(1)	1,000,000	1,020,287

		4,022,974

COMMERCIAL BANKS — 2.5%
Bank of Nova Scotia, 2.375%, 12/17/13(1)	460,000	472,579
Barclays Bank plc, 2.50%, 1/23/13(1)	320,000	318,730
BB&T Corp., 5.70%, 4/30/14(1)	500,000	547,354
BB&T Corp., MTN, 3.375%, 9/25/13(1)	400,000	413,982

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Capital One Financial Corp., 2.125%, 7/15/14	$1,300,000	$1,284,275
Fifth Third Bancorp., 6.25%, 5/1/13(1)	640,000	673,055
HSBC Bank plc, 1.625%, 8/12/13(1)(2)	1,000,000	985,561
Royal Bank of Canada, 1.45%, 10/30/14	1,300,000	1,307,830
US Bancorp., 2.00%, 6/14/13(1)	330,000	335,541
US Bank N.A., 6.30%, 2/4/14(1)	1,000,000	1,098,249
Wachovia Corp., MTN, 5.70%, 8/1/13(1)	600,000	637,443
Wells Fargo & Co., 4.375%, 1/31/13(1)	1,000,000	1,033,861
Westpac Banking Corp., 2.10%, 8/2/13(1)	750,000	757,715

		9,866,175

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
Corrections Corp. of America, 6.25%, 3/15/13(1)	1,100,000	1,102,750
Waste Management, Inc., 6.375%, 11/15/12(1)	850,000	888,826

		1,991,576

COMMUNICATIONS EQUIPMENT — 0.2%
American Tower Corp., 4.625%, 4/1/15(1)	600,000	625,951

COMPUTERS AND PERIPHERALS — 0.3%
Hewlett-Packard Co., 2.625%, 12/9/14	1,000,000	1,009,661

CONSUMER FINANCE — 1.8%
American Express Centurion Bank, 5.55%, 10/17/12(1)	1,600,000	1,649,731
Caterpillar Financial Services Corp., MTN, 1.125%, 12/15/14	1,000,000	1,002,112
Credit Suisse (New York), 5.50%, 5/1/14(1)	380,000	395,238
Credit Suisse (New York), MTN, 5.00%, 5/15/13(1)	1,100,000	1,128,878
HSBC Finance Corp., 7.00%, 5/15/12(1)	300,000	305,625
HSBC Finance Corp., 6.375%, 11/27/12(1)	785,000	807,609
HSBC Finance Corp., 4.75%, 7/15/13(1)	300,000	306,492
John Deere Capital Corp., MTN, 1.875%, 6/17/13(1)	500,000	509,294
John Deere Capital Corp., MTN, 1.25%, 12/2/14	500,000	505,854
SLM Corp., 5.00%, 10/1/13(1)	420,000	421,050

		7,031,883

DIVERSIFIED FINANCIAL SERVICES — 5.3%
Ally Financial, Inc., 4.50%, 2/11/14(1)	1,000,000	967,500
Ally Financial, Inc., 8.30%, 2/12/15(1)	210,000	222,075
Bank of America Corp., 4.875%, 1/15/13(1)	1,400,000	1,406,076
Bank of America Corp., MTN, 4.90%, 5/1/13(1)	1,400,000	1,401,719
Caterpillar Financial Services Corp., MTN, 4.85%, 12/7/12(1)	500,000	519,678
Citigroup, Inc., 6.00%, 12/13/13(1)	2,600,000	2,691,996
Deutsche Bank AG (London), 4.875%, 5/20/13(1)	935,000	956,181
Deutsche Bank AG (London), 3.875%, 8/18/14(1)	300,000	305,410
General Electric Capital Corp., 2.80%, 1/8/13(1)	3,500,000	3,567,532
General Electric Capital Corp., 2.10%, 1/7/14(1)	1,000,000	1,015,568
General Electric Capital Corp., MTN, 1.875%, 9/16/13(1)	1,000,000	1,012,875
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13(1)	1,000,000	1,013,716
Goldman Sachs Group, Inc. (The), 5.00%, 10/1/14(1)	1,000,000	1,014,445
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(1)	200,000	193,462
JPMorgan Chase & Co., 5.375%, 10/1/12(1)	2,100,000	2,171,589
Morgan Stanley, 2.875%, 1/24/14(1)	1,800,000	1,725,039

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

UBS AG (Stamford Branch), 2.25%, 8/12/13(1)	$610,000	$604,874

		20,789,735

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc., 6.70%, 11/15/13(1)	1,500,000	1,654,584
British Telecommunications plc, 5.15%, 1/15/13(1)	1,000,000	1,035,649
CenturyLink, Inc., Series L, 7.875%, 8/15/12(1)	1,000,000	1,032,700
Deutsche Telekom International Finance BV, 5.25%, 7/22/13(1)	1,300,000	1,366,849
Frontier Communications Corp., 6.25%, 1/15/13(1)	1,200,000	1,230,000
Telecom Italia Capital SA, 5.25%, 11/15/13(1)	500,000	480,567
Telefonica Emisiones SAU, 2.58%, 4/26/13(1)	1,000,000	976,206
Verizon Communications, Inc., 1.95%, 3/28/14(1)	1,000,000	1,021,326
Verizon Communications, Inc., 1.25%, 11/3/14	1,000,000	1,005,783
Windstream Corp., 8.125%, 8/1/13(1)	1,000,000	1,075,000

		10,878,664

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 7.75%, 7/15/16(1)	100,000	112,000

FOOD AND STAPLES RETAILING — 0.7%
Delhaize Group SA, 5.875%, 2/1/14(1)	1,000,000	1,086,079
Kroger Co. (The), 6.20%, 6/15/12(1)	200,000	204,790
Safeway, Inc., 5.80%, 8/15/12(1)	800,000	821,625
SUPERVALU, Inc., 7.50%, 5/15/12(1)	500,000	507,500

		2,619,994

FOOD PRODUCTS — 1.0%
General Mills, Inc., 5.25%, 8/15/13(1)	1,100,000	1,176,153
Kellogg Co., 4.25%, 3/6/13(1)	1,104,000	1,146,780
Kraft Foods, Inc., 2.625%, 5/8/13(1)	1,500,000	1,533,110
Mead Johnson Nutrition Co., 3.50%, 11/1/14(1)	200,000	209,027

		4,065,070

GAS UTILITIES — 1.1%
Enterprise Products Operating LLC, 5.60%, 10/15/14(1)	1,000,000	1,096,521
Kinder Morgan Energy Partners LP, 5.85%, 9/15/12(1)	500,000	516,223
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13(1)	500,000	530,298
Kinder Morgan Kansas, Inc., 6.50%, 9/1/12(1)	219,000	224,475
Plains All American Pipeline LP/PAA Finance Corp., 4.25%, 9/1/12(1)	960,000	979,474
Williams Partners LP, 3.80%, 2/15/15(1)	1,050,000	1,103,255

		4,450,246

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Baxter International, Inc., 1.80%, 3/15/13(1)	1,000,000	1,012,271
CareFusion Corp., 4.125%, 8/1/12(1)	1,330,000	1,350,462
Covidien International Finance SA, 1.875%, 6/15/13(1)	1,000,000	1,009,970
St. Jude Medical, Inc., 2.20%, 9/15/13(1)	1,000,000	1,018,706

		4,391,409

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Aristotle Holding, Inc., 2.75%, 11/21/14(1)(2)	$750,000	$759,721
Express Scripts, Inc., 6.25%, 6/15/14(1)	1,000,000	1,090,758
HCA, Inc., 6.75%, 7/15/13(1)	500,000	518,750
Medco Health Solutions, Inc., 6.125%, 3/15/13(1)	500,000	527,828
Medco Health Solutions, Inc., 7.25%, 8/15/13(1)	500,000	540,486
Universal Health Services, Inc., 7.125%, 6/30/16(1)	290,000	316,825

		3,754,368

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 6.00%, 12/1/16(1)	200,000	215,956

HOUSEHOLD DURABLES — 0.1%
Toll Brothers Finance Corp., 6.875%, 11/15/12(1)	500,000	512,753

HOUSEHOLD PRODUCTS — 0.2%
Jarden Corp., 8.00%, 5/1/16	850,000	922,250

INDUSTRIAL CONGLOMERATES — 0.6%
Bombardier, Inc., 6.75%, 5/1/12(1)(2)	170,000	172,125
General Electric Co., 5.00%, 2/1/13(1)	1,000,000	1,042,458
Whirlpool Corp., MTN, 8.00%, 5/1/12(1)	1,000,000	1,022,425

		2,237,008

INSURANCE — 1.1%
American International Group, Inc., 3.65%, 1/15/14	640,000	621,941
Berkshire Hathaway Finance Corp., 1.50%, 1/10/14(1)	1,000,000	1,011,723
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(1)	410,000	412,358
MetLife, Inc., 2.375%, 2/6/14(1)	500,000	507,286
Prudential Financial, Inc., MTN, 3.625%, 9/17/12(1)	400,000	406,283
Prudential Financial, Inc., MTN, 2.75%, 1/14/13(1)	200,000	201,783
Travelers Cos., Inc. (The), MTN, 5.375%, 6/15/12(1)	1,000,000	1,019,418

		4,180,792

INTERNET SOFTWARE AND SERVICES — 0.2%
eBay, Inc., 0.875%, 10/15/13(1)	1,000,000	1,003,656

IT SERVICES — 0.5%
International Business Machines Corp., 0.875%, 10/31/14	2,000,000	2,002,390

LIFE SCIENCES TOOLS AND SERVICES — 0.4%
Thermo Fisher Scientific, Inc., 2.15%, 12/28/12(1)	500,000	506,164
Thermo Fisher Scientific, Inc., 2.05%, 2/21/14(1)	1,000,000	1,024,808

		1,530,972

MEDIA — 2.3%
Comcast Cable Communications LLC, 7.125%, 6/15/13(1)	500,000	542,766
Comcast Corp., 5.30%, 1/15/14(1)	1,560,000	1,681,961
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(1)	1,000,000	1,081,004
Discovery Communications LLC, 3.70%, 6/1/15(1)	500,000	526,377
DISH DBS Corp., 7.00%, 10/1/13(1)	750,000	804,375
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14(1)	410,000	437,675
Lamar Media Corp., 9.75%, 4/1/14(1)	250,000	281,250
NBCUniversal Media LLC, 2.10%, 4/1/14(1)	1,220,000	1,240,995

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Time Warner Cable, Inc., 5.40%, 7/2/12(1)	$1,460,000	$1,493,162
Viacom, Inc., 4.375%, 9/15/14(1)	1,000,000	1,072,072

		9,161,637

METALS AND MINING — 1.7%
Anglo American Capital plc, 2.15%, 9/27/13(1)(2)	1,000,000	1,002,220
ArcelorMittal, 5.375%, 6/1/13(1)	1,100,000	1,126,570
Barrick Gold Corp., 1.75%, 5/30/14	1,000,000	1,010,572
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(1)	1,560,000	1,659,257
Rio Tinto Finance USA Ltd., 5.875%, 7/15/13(1)	1,000,000	1,066,610
Xstrata Canada Financial Corp., 2.85%, 11/10/14(2)	1,000,000	1,005,929

		6,871,158

MULTI-UTILITIES — 2.9%
Carolina Power & Light Co., 6.50%, 7/15/12(1)	750,000	772,552
CMS Energy Corp., 4.25%, 9/30/15	530,000	538,412
Commonwealth Edison Co., 1.625%, 1/15/14(1)	980,000	987,699
Consolidated Edison Co. of New York, Inc., Series 02-A, 5.625%, 7/1/12(1)	600,000	614,123
Dominion Resources, Inc., 5.70%, 9/17/12(1)	1,000,000	1,033,767
Dominion Resources, Inc., Series B, 6.25%, 6/30/12(1)	404,000	414,685
DTE Energy Co., VRN, 1.23%, 3/5/12(1)	960,000	959,421
Duke Energy Carolinas LLC, 5.625%, 11/30/12(1)	250,000	260,585
Duke Energy Ohio, Inc., 5.70%, 9/15/12(1)	500,000	516,929
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	250,000	254,311
FirstEnergy Solutions Corp., 4.80%, 2/15/15(1)	425,000	453,993
Midamerican Energy Holdings Co., 5.875%, 10/1/12(1)	1,000,000	1,035,425
Nisource Finance Corp., 6.15%, 3/1/13(1)	500,000	525,293
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,000,000	1,093,624
Progress Energy, Inc., 6.85%, 4/15/12(1)	500,000	508,511
Sempra Energy, 8.90%, 11/15/13(1)	100,000	112,819
Sempra Energy, 2.00%, 3/15/14(1)	1,163,000	1,178,492

		11,260,641

MULTILINE RETAIL — 0.3%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(1)	1,000,000	1,006,923

OFFICE ELECTRONICS — 0.4%
Xerox Corp., 5.50%, 5/15/12(1)	1,025,000	1,042,122
Xerox Corp., 5.65%, 5/15/13(1)	500,000	525,127
Xerox Corp., 4.25%, 2/15/15(1)	200,000	210,984

		1,778,233

OIL, GAS AND CONSUMABLE FUELS — 1.9%
Anadarko Petroleum Corp., 5.75%, 6/15/14(1)	600,000	646,201
Anadarko Petroleum Corp., 5.95%, 9/15/16(1)	400,000	453,985
Arch Western Finance LLC, 6.75%, 7/1/13(1)	471,000	474,532
Canadian Natural Resources Ltd., 5.15%, 2/1/13(1)	420,000	438,272
Cenovus Energy, Inc., 4.50%, 9/15/14(1)	1,000,000	1,078,109
Chesapeake Energy Corp., 7.625%, 7/15/13(1)	750,000	796,875
Encana Corp., 4.75%, 10/15/13(1)	1,000,000	1,051,656
Forest Oil Corp., 8.50%, 2/15/14(1)	50,000	54,750
Newfield Exploration Co., 6.625%, 4/15/16(1)	1,000,000	1,035,000
Peabody Energy Corp., 7.375%, 11/1/16(1)	400,000	442,000

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Petrohawk Energy Corp., 7.875%, 6/1/15(1)	$1,000,000	$1,070,000
Sabine Pass LNG LP, 7.25%, 11/30/13(1)	100,000	101,500

		7,642,880

PAPER AND FOREST PRODUCTS — 0.3%
Georgia-Pacific LLC, 8.25%, 5/1/16(1)(2)	920,000	1,022,472

PERSONAL PRODUCTS — 0.6%
Procter & Gamble Co. (The), 0.70%, 8/15/14(1)	1,300,000	1,307,352
Procter & Gamble Co. (The), 4.85%, 12/15/15(1)	1,000,000	1,144,125

		2,451,477

PHARMACEUTICALS — 0.6%
AstraZeneca plc, 5.40%, 9/15/12(1)	500,000	517,375
Roche Holdings, Inc., 5.00%, 3/1/14(1)(2)	127,000	137,483
Sanofi, 1.20%, 9/30/14	950,000	958,148
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	500,000	504,285
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(1)	400,000	429,536

		2,546,827

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
Boston Properties LP, 5.00%, 6/1/15(1)	500,000	541,997
Developers Diversified Realty Corp., 5.375%, 10/15/12(1)	745,000	752,137
ERP Operating LP, 5.20%, 4/1/13(1)	475,000	492,831
HCP, Inc., 2.70%, 2/1/14	1,000,000	999,147
Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17(1)	720,000	746,763

		3,532,875

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
ProLogis LP, MTN, 6.30%, 6/1/13(1)	400,000	416,827

ROAD AND RAIL — 0.9%
Burlington Northern Santa Fe LLC, 5.90%, 7/1/12(1)	750,000	767,064
CSX Corp., 6.30%, 3/15/12(1)	575,000	580,762
CSX Corp., 5.75%, 3/15/13(1)	600,000	631,840
Norfolk Southern Corp., 5.26%, 9/17/14(1)	121,000	133,564
Union Pacific Corp., 4.875%, 1/15/15(1)	1,275,000	1,399,310

		3,512,540

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.2%
Broadcom Corp., 1.50%, 11/1/13(1)	670,000	677,648

SOFTWARE — 0.4%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	100,000	105,060
Intuit, Inc., 5.40%, 3/15/12(1)	500,000	504,251
Intuit, Inc., 5.75%, 3/15/17(1)	200,000	224,658
Oracle Corp., 3.75%, 7/8/14(1)	650,000	699,566

		1,533,535

SPECIALTY RETAIL — 0.4%
Home Depot, Inc. (The), 5.25%, 12/16/13(1)	1,400,000	1,521,209

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

TOBACCO — 0.2%
Philip Morris International, Inc., 4.875%, 5/16/13(1)	$400,000	$422,288
UST, Inc., 6.625%, 7/15/12(1)	400,000	411,530

		833,818

WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	1,500,000	1,630,661
Vodafone Group plc, 5.00%, 12/16/13(1)	1,320,000	1,417,231

		3,047,892

TOTAL CORPORATE BONDS (Cost $167,301,253)		168,450,153

U.S. TREASURY SECURITIES — 24.7%

U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	10,310,011	10,491,241
U.S. Treasury Notes, 1.00%, 7/15/13(1)	3,000,000	3,036,447
U.S. Treasury Notes, 0.375%, 7/31/13(1)	6,000,000	6,015,702
U.S. Treasury Notes, 0.75%, 9/15/13(1)	6,500,000	6,557,129
U.S. Treasury Notes, 0.125%, 9/30/13(1)	5,500,000	5,490,546
U.S. Treasury Notes, 1.25%, 2/15/14(1)	15,500,000	15,822,105
U.S. Treasury Notes, 1.25%, 3/15/14(1)	1,000,000	1,021,485
U.S. Treasury Notes, 0.75%, 6/15/14(1)	2,000,000	2,022,188
U.S. Treasury Notes, 0.625%, 7/15/14(1)	8,000,000	8,063,752
U.S. Treasury Notes, 2.375%, 8/31/14(1)	4,000,000	4,214,688
U.S. Treasury Notes, 2.125%, 11/30/14(1)	5,000,000	5,252,735
U.S. Treasury Notes, 2.625%, 12/31/14(1)	3,000,000	3,200,391
U.S. Treasury Notes, 2.25%, 1/31/15(1)	17,500,000	18,492,582
U.S. Treasury Notes, 1.875%, 6/30/15(1)	4,000,000	4,193,124
U.S. Treasury Notes, 1.25%, 9/30/15(1)	2,000,000	2,052,812
U.S. Treasury Notes, 1.25%, 10/31/15(1)	1,500,000	1,539,024

TOTAL U.S. TREASURY SECURITIES (Cost $97,138,384)		97,465,951

U.S. GOVERNMENT AGENCY SECURITIES — 7.5%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 5.4%
FHLB, 3.625%, 10/18/13(1)	4,000,000	4,230,104
FHLB, 0.875%, 12/27/13(1)	1,500,000	1,513,948
FHLMC, 0.375%, 11/27/13	4,000,000	3,996,184
FHLMC, 2.50%, 4/23/14	500,000	523,082
FHLMC, 2.875%, 2/9/15(1)	7,000,000	7,470,764
FNMA, 0.55%, 9/27/13(1)	1,500,000	1,499,110
FNMA, 0.70%, 9/19/14(1)	2,000,000	1,997,696

		21,230,888

GOVERNMENT-BACKED CORPORATE BONDS(3) — 2.1%
Ally Financial, Inc., 1.75%, 10/30/12(1)	1,500,000	1,519,709
Ally Financial, Inc., 2.20%, 12/19/12(1)	1,500,000	1,529,472
Citigroup Funding, Inc., 1.875%, 10/22/12	1,200,000	1,216,794

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

General Electric Capital Corp., 2.625%, 12/28/12(1)	$2,470,000	$2,529,836
JPMorgan Chase & Co., 2.125%, 12/26/12(1)	1,500,000	1,528,501

		8,324,312

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $29,170,968)		29,555,200

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 7.3%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A3 SEQ, 4.43%, 11/10/39(1)	479,387	483,653
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(1)	554,832	564,152
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/10/12(1)	550,000	609,501
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/10/12(1)	550,000	578,833
Bear Stearns Commercial Mortgage Securities, Series 2002-PBW1, Class A2, VRN, 4.72%, 1/11/12	477,993	483,171
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3, VRN, 5.23%, 1/15/12(1)	300,000	313,207
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 1/10/12(1)	281,321	289,906
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 1/15/12(1)	2,100,000	2,246,667
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 1/10/12(1)	400,000	402,030
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class B, VRN, 5.10%, 1/11/12(1)	700,000	705,473
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class B, VRN, 5.43%, 1/10/12(1)	452,000	463,722
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42(1)	2,850,000	2,887,224
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	888,376	896,895
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 1/10/12(1)	1,000,000	1,073,054
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2 SEQ, 4.48%, 7/10/39(1)	926,227	925,915
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(1)	700,000	735,586
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	600,000	642,477
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class B, VRN, 6.58%, 1/15/12(1)	700,000	703,530
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(1)	950,000	994,492
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.32%, 1/15/12(1)	600,000	644,295

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	$1,800,000	$1,897,101
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3 SEQ, 4.65%, 7/15/30(1)	465,613	467,652
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/15/12(1)	700,000	732,386
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 1/15/12(1)	700,000	741,642
Morgan Stanley Capital I, Series 2003-T11, Class A3 SEQ, 4.85%, 6/13/41(1)	116,223	116,703
Morgan Stanley Capital I, Series 2004-T13, Class A4 SEQ, 4.66%, 9/13/45	500,000	524,494
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42(1)	343,211	346,437
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2 SEQ, 5.98%, 1/15/39	1,287,111	1,296,737
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.72%, 1/15/41(1)	45,063	45,253
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A3, VRN, 5.23%, 1/15/12(1)	499,580	501,847
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(1)	313,354	319,271
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41(1)	1,850,000	1,986,608
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 1/15/12(1)	2,112,119	2,140,633
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, VRN, 5.18%, 1/15/12(1)	800,000	842,004
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $28,532,092)		28,602,551

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 6.7%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Banc of America Mortgage Securities, Inc., Series 2004-4, Class 2A1 SEQ, 5.50%, 5/25/34(1)	81,174	81,243
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	382,203	391,942
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18(1)	320,359	333,809
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	524,838	544,131
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(1)	125,527	124,751
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.56%, 1/25/12(1)	63,752	52,592
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A15, 5.50%, 7/25/35(1)	401,601	397,101
JP Morgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	385,134	386,828
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	599,506	626,823

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Principal Amount	Value

Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(1)	$575,035	$546,957
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	649,311	680,481
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	672,296	708,603
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, 4.85%, 1/25/12(1)	633,289	638,274
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	447,013	449,118
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	306,554	305,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	560,413	557,605
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.74%, 1/25/12(1)	1,056,125	1,057,656
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.72%, 1/25/12(1)	264,227	260,962
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 2A2, VRN, 2.72%, 1/25/12	822,053	694,734
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-3, Class A9 SEQ, 5.50%, 3/25/36	363,402	355,822
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A15 SEQ, 6.00%, 8/25/36(1)	176,188	174,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	396,681	409,648

		9,778,980

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	244,759	257,234
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.58%, 1/15/12(1)	400,459	400,623
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	1,000,000	1,055,640
FHLMC, Series 2713, Class G SEQ, 4.00%, 8/15/16	32,390	32,397
FHLMC, Series 2854, Class DJ SEQ, 4.00%, 8/15/17	89,090	89,560
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	611,192	636,321
FHLMC, Series 2958, Class QC, 4.50%, 9/15/18	226,377	229,702
FHLMC, Series 2989, Class CN, 4.50%, 2/15/23	371,443	376,150
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	976,752	1,031,903
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,000,000	2,132,401
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	1,000,000	1,071,180
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	2,500,000	2,729,702
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,165,000	2,350,796
FNMA, Series 2006-60, Class KF, VRN, 0.59%, 1/25/12	3,613,145	3,612,386
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	403,492	409,255

		16,415,250

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,158,919)		26,194,230

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

		Principal Amount	Value

SOVEREIGN GOVERNMENTS AND AGENCIES — 4.2%

CANADA — 0.1%
Province of Ontario Canada, 1.375%, 1/27/14(1)		$408,000	$412,524

MULTI-NATIONAL — 0.5%
European Investment Bank, 0.875%, 12/15/14		2,000,000	1,967,944

UNITED KINGDOM — 3.6%
United Kingdom Treasury Bond, 2.25%, 3/7/14	GBP	8,750,000	14,163,676

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $16,584,234)			16,544,144

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 3.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.5%
FHLMC, VRN, 2.61%, 1/15/12		$1,991,078	2,067,635
FHLMC, VRN, 2.69%, 1/15/12		1,966,588	2,026,019
FHLMC, VRN, 3.56%, 1/15/12		1,694,269	1,777,839
FHLMC, VRN, 3.69%, 1/15/12		1,931,265	2,019,129
FNMA, VRN, 3.11%, 1/25/12		1,995,554	2,057,015
FNMA, VRN, 3.34%, 1/25/12		803,205	841,411
FNMA, VRN, 3.39%, 1/25/12		1,748,045	1,808,170
FNMA, VRN, 3.57%, 1/25/12		1,364,337	1,435,641
FNMA, VRN, 5.04%, 1/25/12(1)		31,650	33,624

			14,066,483

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
FHLMC, 5.50%, 12/1/36(1)		42,094	45,910
FNMA, 5.00%, 7/1/20(1)		109,323	118,199
FNMA, 5.50%, 7/1/36(1)		31,329	34,184

			198,293

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,097,063)			14,264,776

MUNICIPAL SECURITIES — 0.6%

California GO, 5.25%, 4/1/14(1)		1,000,000	1,066,410
Illinois GO, 4.42%, 1/1/15(1)		1,000,000	1,041,100
Irvine Ranch Water District Joint Powers Agency Rev., Series 2010, (Taxable Issue 2), 2.61%, 3/15/14(1)(5)		400,000	415,968

TOTAL MUNICIPAL SECURITIES (Cost $2,402,575)			2,523,478

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

ASSET-BACKED SECURITIES(4) — 0.5%

CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	$520,077	$528,705
CNH Equipment Trust, Series 2011-B, Class A2 SEQ, 0.71%, 12/15/14	750,000	749,196
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16(1)	723,313	736,900

TOTAL ASSET-BACKED SECURITIES (Cost $1,993,594)		2,014,801

TEMPORARY CASH INVESTMENTS — 0.9%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 3.125%, 5/15/21, valued at $1,187,022), in a joint trading account at 0.00%, dated 12/30/11, due 1/3/12 (Delivery value $1,160,082)		1,160,082
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75%, 5/31/16, valued at $591,551), in a joint trading account at 0.01%, dated 12/30/11, due 1/3/12 (Delivery value $580,042)		580,041
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $1,185,202), in a joint trading account at 0.02%, dated 12/30/11, due 1/3/12 (Delivery value $1,160,085)		1,160,082
SSgA U.S. Government Money Market Fund	677,447	677,447

TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,577,652)		3,577,652

TOTAL INVESTMENT SECURITIES — 98.7% (Cost $386,956,734)		389,192,936

OTHER ASSETS AND LIABILITIES — 1.3%		5,261,407

TOTAL NET ASSETS — 100.0%		$394,454,343

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

169,700	CHF for EUR	Deutsche Bank	1/27/12	$180,736	$(10,766)
10,601,772	EUR for GBP	Westpac Group	1/27/12	13,723,269	(601,843)
358,000	AUD for USD	UBS AG	1/27/12	365,208	(2,973)
138,900	AUD for USD	Westpac Group	1/27/12	141,697	131
564,000	CAD for USD	UBS AG	1/27/12	553,321	(4,565)
310,300	CAD for USD	HSBC Holdings plc	1/27/12	304,425	(1,975)
3,305,300	NOK for USD	UBS AG	1/27/12	552,244	(35,413)
1,950,100	NOK for USD	UBS AG	1/27/12	325,820	(11,654)
47,900	NZD for USD	UBS AG	1/27/12	37,229	(565)
147,500	NZD for USD	Westpac Group	1/27/12	114,642	462
4,231,100	SEK for USD	UBS AG	1/27/12	614,099	(28,360)
259,300	SEK for USD	UBS AG	1/27/12	37,634	(683)

				$16,950,324	$(698,204)

(Value on Settlement Date $17,648,528)

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

137,369	EUR for CHF	Deutsche Bank	1/27/12	$177,815	$13,688
9,129,610	GBP for EUR	Westpac Group	1/27/12	14,175,484	149,628
576,200	CHF for USD	UBS AG	1/27/12	613,672	42,405
224,400	CHF for USD	UBS AG	1/27/12	238,994	3,429
12,689,400	EUR for USD	Deutsche Bank	1/27/12	16,425,561	1,182,885
352,200	EUR for USD	UBS AG	1/27/12	455,899	30,650
64,200	EUR for USD	UBS AG	1/27/12	83,102	2,772
269,700	GBP for USD	UBS AG	1/27/12	418,761	12,993
123,300	GBP for USD	UBS AG	1/27/12	191,447	1,928
70,203,100	JPY for USD	UBS AG	1/27/12	912,376	(11,303)
39,893,500	JPY for USD	HSBC Holdings plc	1/27/12	518,465	(4,777)

				$34,211,576	$1,424,298

(Value on Settlement Date $35,635,874)

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Barclays Bank plc/CDX North America High Yield 11 Index	$255,000	Sell*	5.00%	12/20/13	$(23,134)	$21,344	$(1,790)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection

Notes to Schedule of Investments

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
EUR	-	Euro
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†		Category is less than 0.05% of total net assets.
(1)		Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $255,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $10,543,457, which represented 2.7% of total net assets.

(3)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(4)		Final maturity date indicated, unless otherwise noted.
(5)		Escrowed to maturity in U.S. government securities or state and local government securities.

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Short Duration - Schedule of Investments
DECEMBER 31, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Corporate Bonds	—	$168,450,153	—
U.S. Treasury Securities	—	97,465,951	—
U.S. Government Agency Securities	—	29,555,200	—
Commercial Mortgage-Backed Securities	—	28,602,551	—
Collateralized Mortgage Obligations	—	26,194,230	—
Sovereign Governments and Agencies	—	16,544,144	—
U.S. Government Agency Mortgage-Backed Securities	—	14,264,776	—
Municipal Securities	—	2,523,478	—
Asset-Backed Securities	—	2,014,801	—
Temporary Cash Investments	$677,447	2,900,205	—

Total Value of Investment Securities	$677,447	$388,515,489	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$726,094	—
Swap Agreements	—	21,344	—

Total Unrealized Gain (Loss) on Other Financial Instruments	—	$747,438	—

3. Federal Tax Information

As of December 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$386,958,926
Gross tax appreciation of investments	$3,226,587
Gross tax depreciation of investments	(992,577)
Net tax appreciation (depreciation) of investments	$2,234,010

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2012

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2012